SEMI-ANNUAL REPORT APRIL 30, 2002 (UNAUDITED)

JPMORGAN FUNDS

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
GLOBAL STRATEGIC INCOME FUND
INTERMEDIATE BOND FUND
SHORT TERM BOND FUND
SHORT-TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. HIGH YIELD BOND FUND
U.S. TREASURY INCOME FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                           1

Bond Fund
Fund Commentary                                              3

Bond Fund II
Fund Commentary                                              5

Enhanced Income Fund
Fund Commentary                                              7

Global Strategic Income Fund
Fund Commentary                                              9

Intermediate Bond Fund
Fund Commentary                                             11

Short Term Bond Fund
Fund Commentary                                             13

Short-Term Bond Fund II
Fund Commentary                                             15

Strategic Income Fund
Fund Commentary                                             17

U.S. High Yield Bond Fund
Fund Commentary                                             19

U.S. Treasury Income Fund
Fund Commentary                                             21

Portfolio of Investments                                    23

Financial Statements                                        97

Notes to Financial Statements                              112

Financial Highlights                                       144

HIGHLIGHTS

-    Interest rates and bond prices were volatile during the reporting period.

- In response to lackluster economic reports, investors revised their opinion on the timing of a Federal Reserve Board interest-rate increase.

- The delay in Fed action pushed interest rates lower in April and the Treasury yield curve moved sharply lower.

        NOT FDIC INSURED            May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan INCOME FUNDS

PRESIDENT'S LETTER                                                  JUNE 3, 2002

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Income Funds for the six months ended April 30, 2002. Inside you'll find in-depth information on our income funds, along with updates from the portfolio management team.

ECONOMIC RECOVERY SLOWS

When the reporting period began in November, the U.S. economy was in recession. The equity markets, which had declined after the events of September 11, were staging a comeback. Interest rates and bond prices were volatile. In an effort to support the economy, the Federal Reserve Board continued to cut interest rates, and by the end of 2001, the targeted Federal Funds Rate stood at 1.75%.

Positive economic news in December surprised many investors, suggesting that business conditions were beginning to improve. By the first quarter of 2002, the economy appeared to be moving out of recession at a faster-than-expected pace. However, that recovery lost some of its momentum during April. Unemployment numbers remained high, leading some to speculate that the nation was in a "jobless recovery." Durable goods orders, which provide insight into trends in the manufacturing sector, were weaker than expected. Consumer confidence dipped slightly while weakness in capital spending lingered.

MARKET SENTIMENT SHIFTS

In response to such lackluster economic reports, many investors revised their opinion on the timing of a Federal Reserve Board interest-rate increase. Earlier in the year, many predicted that the Fed would tighten rates in the spring. Then, Fed officials publicly stated that they wanted to take advantage of the low inflation environment to give the economy room to grow. We believe these statements, coupled with additional mixed economic news, have led to a change in market sentiment. The general consensus is that a rate increase will not come until late in the summer.

The delay in Fed action pushed interest rates lower in April and the Treasury yield curve moved sharply lower. The corporate-bond sector remained volatile, as it had been throughout the reporting period, with negative earnings reports outnumbering positive ones across a broad range of industries. Credit downgrades of a number of issuers and ongoing Securities and Exchange Commission investigations also added to the uncertainty. Nonetheless, there was opportunity to be found in certain corporate and high-yield sectors.

In this difficult and shifting environment, your portfolio managers are working hard to maintain good performance. In the months ahead, they will continue to focus on preservation of principal, while trying to obtain the highest possible yields in this low interest-rate environment. The portfolio management team, and all of us here, thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMorgan BOND FUND
               AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity, returned 0.56% (Institutional shares) for the six-month period ended April 30, 2002. This compares to a decline of 0.03% from its benchmark index, the Salomon Smith Barney Broad Investment Grade Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The mortgage sectors continued to perform well and, as a result, the Fund benefited from overweights in residential and collateralized mortgages. Performance was also enhanced by our overweights in investment-grade corporate bonds, asset-backed and high-yield securities and emerging market debt, as well as our underweight in Treasuries and agency bonds. Detracting slightly from performance was the telecom sector, which was highly volatile during the period.

When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and, by year-end, had lowered the targeted Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

Q: HOW WAS THE FUND MANAGED?

A: We maintained a long duration throughout much of the period, but had moved to neutral by the end of April. Because we believed the spread sectors would outperform in the coming months, we maintained a significant overweight in residential mortgages and collateralized mortgage-backed securities. The Fund was modestly overweight in the investment-grade corporate sector, although we continued to diversify in order to reduce the Fund's exposure to event risk. We remain overweight in high-yield securities because they typically perform well in a recovering economy.

Q: WHAT IS THE OUTLOOK?

A: Our management team expects the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In response, we plan to maintain a neutral position with respect to duration. We believe there will be tactical opportunities to manage our duration position and we will not hesitate to take advantage of them. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain overweight in both high yield and investment-grade corporate paper. We also expect to remain overweight in residential mortgage-backed securities because of the stable interest-rate environment.

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR       3 YEARS      5 YEARS      10 YEARS
   Class A Shares
     Without Sales Charge     7.34%        6.30%        6.87%         7.03%
     With Sales Charge*       2.50%        4.69%        5.88%         6.54%

   Class B Shares
     Without CDSC             6.80%        6.12%        6.76%         6.98%
     With CDSC**              1.95%        5.26%        6.46%         6.98%

   Institutional Shares       7.56%        6.50%        7.07%         7.21%

   Select Shares              7.36%        6.31%        6.88%         7.04%

   Ultra Shares               7.79%        6.65%        7.20%         7.28%

10-YEAR PERFORMANCE (04/30/92 TO 04/30/02)

[CHART]

                                      JPMORGAN BOND                SALOMON SMITH BARNEY BROAD       LIPPER INTERMEDIATE INVESTMENT
                              FUND (INSTITUTIONAL SHARES)         INVESTMENT GRADE BOND INDEX           GRADE DEBT FUNDS INDEX
      4/30/1992                        $3,000,000                           $3,000,000                           $3,000,000
      5/31/1992                        $3,054,000                           $3,054,900                           $3,051,900
      6/30/1992                        $3,106,223                           $3,098,280                           $3,097,679
      7/31/1992                        $3,179,220                           $3,159,626                           $3,170,164
      8/31/1992                        $3,208,786                           $3,194,697                           $3,196,794
      9/30/1992                        $3,254,672                           $3,231,756                           $3,239,311
     10/31/1992                        $3,186,975                           $3,189,743                           $3,193,313
     11/30/1992                        $3,178,689                           $3,191,019                           $3,184,691
     12/31/1992                        $3,234,634                           $3,240,480                           $3,232,143
      1/31/1993                        $3,300,620                           $3,305,937                           $3,298,402
      2/28/1993                        $3,356,071                           $3,362,138                           $3,361,401
      3/31/1993                        $3,366,810                           $3,375,251                           $3,375,855
      4/30/1993                        $3,395,428                           $3,401,915                           $3,401,849
      5/31/1993                        $3,395,088                           $3,403,956                           $3,400,148
      6/30/1993                        $3,461,972                           $3,468,631                           $3,462,031
      7/31/1993                        $3,483,436                           $3,488,403                           $3,477,610
      8/31/1993                        $3,545,789                           $3,548,054                           $3,540,555
      9/30/1993                        $3,559,618                           $3,560,118                           $3,551,885
     10/31/1993                        $3,571,009                           $3,571,154                           $3,565,737
     11/30/1993                        $3,540,298                           $3,541,156                           $3,536,141
     12/31/1993                        $3,556,583                           $3,560,987                           $3,554,883
      1/31/1994                        $3,603,886                           $3,609,060                           $3,600,030
      2/28/1994                        $3,542,620                           $3,549,150                           $3,533,069
      3/31/1994                        $3,471,767                           $3,461,131                           $3,456,755
      4/30/1994                        $3,440,522                           $3,435,172                           $3,428,410
      5/31/1994                        $3,446,370                           $3,434,829                           $3,421,896
      6/30/1994                        $3,434,653                           $3,427,616                           $3,415,736
      7/31/1994                        $3,496,820                           $3,492,398                           $3,470,046
      8/31/1994                        $3,500,317                           $3,496,239                           $3,476,293
      9/30/1994                        $3,459,013                           $3,445,893                           $3,437,010
     10/31/1994                        $3,452,095                           $3,442,448                           $3,432,886
     11/30/1994                        $3,441,048                           $3,433,497                           $3,423,617
     12/31/1994                        $3,459,974                           $3,459,592                           $3,440,393
      1/31/1995                        $3,518,102                           $3,531,205                           $3,498,536
      2/28/1995                        $3,598,314                           $3,613,836                           $3,572,705
      3/31/1995                        $3,627,101                           $3,634,796                           $3,596,284
      4/30/1995                        $3,678,968                           $3,684,593                           $3,643,396
      5/31/1995                        $3,831,646                           $3,830,871                           $3,771,279
      6/30/1995                        $3,855,785                           $3,857,687                           $3,795,038
      7/31/1995                        $3,841,133                           $3,849,972                           $3,786,689
      8/31/1995                        $3,889,147                           $3,894,246                           $3,830,993
      9/30/1995                        $3,929,205                           $3,930,852                           $3,867,388
     10/31/1995                        $3,986,179                           $3,983,526                           $3,918,050
     11/30/1995                        $4,042,384                           $4,045,669                           $3,976,429
     12/31/1995                        $4,097,765                           $4,101,499                           $4,029,713
      1/31/1996                        $4,126,039                           $4,129,389                           $4,056,310
      2/29/1996                        $4,048,470                           $4,059,189                           $3,985,730
      3/31/1996                        $4,024,584                           $4,029,963                           $3,958,228
      4/30/1996                        $3,996,412                           $4,000,141                           $3,935,271
      5/31/1996                        $3,985,222                           $3,997,741                           $3,929,368
      6/30/1996                        $4,035,436                           $4,049,312                           $3,974,948
      7/31/1996                        $4,040,278                           $4,060,245                           $3,986,078
      8/31/1996                        $4,036,238                           $4,054,561                           $3,982,092
      9/30/1996                        $4,103,643                           $4,125,110                           $4,048,593
     10/31/1996                        $4,193,923                           $4,217,925                           $4,134,018
     11/30/1996                        $4,258,509                           $4,287,521                           $4,205,537
     12/31/1996                        $4,232,533                           $4,249,791                           $4,168,108
      1/31/1997                        $4,251,156                           $4,266,365                           $4,181,029
      2/28/1997                        $4,265,185                           $4,271,058                           $4,191,481
      3/31/1997                        $4,217,841                           $4,227,920                           $4,146,632
      4/30/1997                        $4,276,469                           $4,288,380                           $4,203,441
      5/31/1997                        $4,317,951                           $4,328,691                           $4,240,852
      6/30/1997                        $4,372,789                           $4,380,202                           $4,290,894
      7/31/1997                        $4,486,481                           $4,498,905                           $4,404,603
      8/31/1997                        $4,448,346                           $4,460,215                           $4,364,521
      9/30/1997                        $4,513,737                           $4,525,780                           $4,427,370
     10/31/1997                        $4,561,582                           $4,590,951                           $4,480,498
     11/30/1997                        $4,578,004                           $4,612,529                           $4,493,492
     12/31/1997                        $4,625,158                           $4,659,576                           $4,534,382
      1/31/1998                        $4,678,347                           $4,719,685                           $4,594,690
      2/28/1998                        $4,680,218                           $4,716,381                           $4,588,257
      3/31/1998                        $4,705,491                           $4,734,775                           $4,605,234
      4/30/1998                        $4,726,196                           $4,759,396                           $4,626,878
      5/31/1998                        $4,770,622                           $4,805,086                           $4,668,520
      6/30/1998                        $4,804,493                           $4,844,488                           $4,705,868
      7/31/1998                        $4,814,102                           $4,854,661                           $4,715,280
      8/31/1998                        $4,867,539                           $4,928,938                           $4,778,936
      9/30/1998                        $4,974,138                           $5,045,261                           $4,885,985
     10/31/1998                        $4,935,340                           $5,022,557                           $4,846,408
     11/30/1998                        $4,960,016                           $5,050,181                           $4,870,640
     12/31/1998                        $4,974,400                           $5,065,836                           $4,891,584
      1/31/1999                        $5,003,749                           $5,103,324                           $4,921,912
      2/28/1999                        $4,912,181                           $5,014,016                           $4,834,302
      3/31/1999                        $4,956,881                           $5,042,595                           $4,872,493
      4/30/1999                        $4,981,666                           $5,059,236                           $4,889,059
      5/31/1999                        $4,919,893                           $5,012,691                           $4,839,191
      6/30/1999                        $4,887,422                           $4,995,648                           $4,822,738
      7/31/1999                        $4,870,316                           $4,975,665                           $4,805,858
      8/31/1999                        $4,862,036                           $4,972,182                           $4,800,572
      9/30/1999                        $4,906,281                           $5,031,848                           $4,853,378
     10/31/1999                        $4,936,209                           $5,046,944                           $4,860,658
     11/30/1999                        $4,951,018                           $5,046,439                           $4,866,491
     12/31/1999                        $4,946,067                           $5,023,226                           $4,844,105
      1/31/2000                        $4,925,293                           $5,009,161                           $4,826,666
      2/29/2000                        $4,983,412                           $5,067,768                           $4,879,277
      3/31/2000                        $5,042,714                           $5,133,649                           $4,939,292
      4/30/2000                        $5,009,433                           $5,118,248                           $4,908,668
      5/31/2000                        $4,998,412                           $5,113,641                           $4,899,833
      6/30/2000                        $5,095,881                           $5,220,517                           $5,003,709
      7/31/2000                        $5,123,908                           $5,268,023                           $5,046,241
      8/31/2000                        $5,212,552                           $5,343,356                           $5,116,383
      9/30/2000                        $5,245,391                           $5,379,691                           $5,150,151
     10/31/2000                        $5,273,191                           $5,414,121                           $5,168,177
     11/30/2000                        $5,362,308                           $5,501,830                           $5,250,351
     12/31/2000                        $5,487,250                           $5,605,814                           $5,356,408
      1/31/2001                        $5,590,959                           $5,698,310                           $5,450,681
      2/28/2001                        $5,631,214                           $5,749,025                           $5,503,007
      3/31/2001                        $5,644,729                           $5,778,920                           $5,524,469
      4/30/2001                        $5,593,362                           $5,751,759                           $5,494,637
      5/31/2001                        $5,633,634                           $5,789,721                           $5,528,704
      6/30/2001                        $5,648,845                           $5,808,827                           $5,549,160
      7/31/2001                        $5,757,303                           $5,943,011                           $5,684,005
      8/31/2001                        $5,824,663                           $6,008,384                           $5,746,529
      9/30/2001                        $5,843,885                           $6,082,287                           $5,790,777
     10/31/2001                        $5,981,800                           $6,205,149                           $5,908,909
     11/30/2001                        $5,910,617                           $6,119,518                           $5,834,456
     12/31/2001                        $5,886,974                           $6,083,413                           $5,797,116
      1/31/2002                        $5,944,667                           $6,131,472                           $5,838,855
      2/28/2002                        $5,999,358                           $6,190,334                           $5,895,492
      3/31/2002                        $5,921,966                           $6,088,193                           $5,792,910
      4/30/2002                        $6,020,407                           $6,203,869                           $5,897,183

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 7/26/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 7/26/93 is based on the historical expenses of the J.P. Morgan Bond Fund.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Ultra Shares prior to 9/10/01 (offering date of the Ultra Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Bond Fund-Ultra, which are lower than the expenses of the Ultra Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Bond Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Bond Fund, Salomon Smith Barney Broad Investment Grade Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from April 30, 1992 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Salomon Smith Barney Broad Investment Grade Bond Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan BOND FUND II
                AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Bond Fund II, which seeks to provide as high a level of income as is consistent with reasonable risk, returned 0.05% (Select Shares) for the six-month period ended April 30, 2002. This compares to a decline of 0.01% from its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: A modest contribution to performance was our decision to take advantage of opportunities to tactically trade duration. The mortgage sectors continued to perform well and, as a result, the Fund benefited from overweights in residential and collateralized mortgages. Performance was also enhanced by our overweights in investment-grade corporate bonds and asset-backed securities, as well as our underweight to Treasuries and agency bonds. Detracting slightly from performance was the telecom sector, which was highly volatile during the period.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

We maintained a long duration through much of the period, but had moved to neutral by the end of April. Because we believed the spread sectors would outperform in the coming months, we maintained a significant overweight position in residential and collateralized mortgage-backed securities. We were modestly overweight in the investment-grade corporate sector, although we continued to diversify in order to reduce the Fund's exposure to event risk.

Q: WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for next few months and for interest rates to remain within their current range. In response, we plan to maintain a neutral position with respect to duration. We believe there will be tactical opportunities to manage our duration position, and we will not hesitate to take advantage of them. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain overweight in investment-grade corporate paper. We also expect to remain overweight in residential mortgage-backed securities because of the stable interest-rate environment.

AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR       3 YEARS      5 YEARS      10 YEARS
   Class A Shares
     Without Sales Charge     7.74%        6.14%        6.80%         7.04%
     With Sales Charge*       2.89%        4.53%        5.82%         6.54%

   Class B Shares
     Without CDSC             6.75%        5.78%        6.58%         6.93%
     With CDSC**              1.75%        4.88%        6.27%         6.93%

   Select Shares              7.77%        6.16%        6.81%         7.04%

10-YEAR PERFORMANCE (04/30/92 TO 04/30/02)

[CHART]

                              JPMORGAN BOND         LEHMAN AGGREGATE       LIPPER CORPORATE DEBT
                         FUND II (SELECT SHARES)      BOND INDEX            A-RATED FUNDS INDEX
      4/30/1992                 $1,000,000            $1,000,000                $1,000,000
      5/31/1992                 $1,018,000            $1,018,900                $1,021,100
      6/30/1992                 $1,031,743            $1,032,961                $1,036,621
      7/31/1992                 $1,056,298            $1,054,033                $1,065,439
      8/31/1992                 $1,064,643            $1,064,679                $1,074,282
      9/30/1992                 $1,074,012            $1,077,349                $1,087,496
     10/31/1992                 $1,061,017            $1,063,020                $1,068,464
     11/30/1992                 $1,060,592            $1,063,445                $1,068,571
     12/31/1992                 $1,074,592            $1,080,141                $1,086,951
      1/31/1993                 $1,097,803            $1,100,880                $1,110,211
      2/28/1993                 $1,119,869            $1,120,145                $1,136,301
      3/31/1993                 $1,123,677            $1,124,850                $1,140,847
      4/30/1993                 $1,134,464            $1,132,724                $1,148,718
      5/31/1993                 $1,135,485            $1,134,196                $1,149,408
      6/30/1993                 $1,158,308            $1,158,582                $1,176,993
      7/31/1993                 $1,168,270            $1,165,186                $1,186,880
      8/31/1993                 $1,194,556            $1,185,576                $1,216,196
      9/30/1993                 $1,198,378            $1,188,777                $1,219,723
     10/31/1993                 $1,203,771            $1,193,176                $1,226,554
     11/30/1993                 $1,191,613            $1,183,034                $1,209,504
     12/31/1993                 $1,196,975            $1,189,422                $1,216,036
      1/31/1994                 $1,216,127            $1,205,479                $1,235,736
      2/28/1994                 $1,192,534            $1,184,504                $1,206,572
      3/31/1994                 $1,163,913            $1,155,247                $1,171,823
      4/30/1994                 $1,153,554            $1,146,005                $1,157,995
      5/31/1994                 $1,152,516            $1,145,890                $1,153,942
      6/30/1994                 $1,150,096            $1,143,369                $1,150,019
      7/31/1994                 $1,171,257            $1,166,122                $1,171,869
      8/31/1994                 $1,171,609            $1,167,522                $1,172,221
      9/30/1994                 $1,154,035            $1,150,359                $1,152,762
     10/31/1994                 $1,153,458            $1,149,324                $1,148,843
     11/30/1994                 $1,154,034            $1,146,795                $1,147,234
     12/31/1994                 $1,150,919            $1,154,708                $1,156,297
      1/31/1995                 $1,174,627            $1,177,571                $1,176,880
      2/28/1995                 $1,194,949            $1,205,598                $1,205,360
      3/31/1995                 $1,206,420            $1,212,952                $1,214,159
      4/30/1995                 $1,221,259            $1,229,933                $1,231,522
      5/31/1995                 $1,272,063            $1,277,531                $1,286,694
      6/30/1995                 $1,277,152            $1,286,857                $1,295,829
      7/31/1995                 $1,270,255            $1,284,026                $1,289,480
      8/31/1995                 $1,290,071            $1,299,563                $1,307,404
      9/30/1995                 $1,307,229            $1,312,169                $1,321,524
     10/31/1995                 $1,326,314            $1,329,227                $1,341,479
     11/30/1995                 $1,346,077            $1,349,165                $1,363,479
     12/31/1995                 $1,363,979            $1,368,054                $1,385,431
      1/31/1996                 $1,373,936            $1,377,083                $1,391,942
      2/29/1996                 $1,351,404            $1,353,122                $1,360,484
      3/31/1996                 $1,341,809            $1,343,650                $1,349,464
      4/30/1996                 $1,335,905            $1,336,125                $1,339,074
      5/31/1996                 $1,332,966            $1,333,453                $1,336,128
      6/30/1996                 $1,350,294            $1,351,321                $1,352,829
      7/31/1996                 $1,352,860            $1,354,970                $1,355,670
      8/31/1996                 $1,349,343            $1,352,667                $1,351,874
      9/30/1996                 $1,372,416            $1,376,203                $1,377,560
     10/31/1996                 $1,400,688            $1,406,755                $1,411,310
     11/30/1996                 $1,427,161            $1,430,810                $1,440,101
     12/31/1996                 $1,407,894            $1,417,504                $1,423,828
      1/31/1997                 $1,411,414            $1,421,898                $1,425,963
      2/28/1997                 $1,413,814            $1,425,453                $1,430,954
      3/31/1997                 $1,400,241            $1,409,630                $1,411,207
      4/30/1997                 $1,420,404            $1,430,775                $1,431,105
      5/31/1997                 $1,433,614            $1,444,367                $1,444,414
      6/30/1997                 $1,451,534            $1,461,555                $1,463,914
      7/31/1997                 $1,495,080            $1,501,017                $1,511,052
      8/31/1997                 $1,474,000            $1,488,258                $1,491,862
      9/30/1997                 $1,495,078            $1,510,136                $1,517,373
     10/31/1997                 $1,515,411            $1,532,033                $1,536,947
     11/30/1997                 $1,518,139            $1,539,080                $1,544,170
     12/31/1997                 $1,531,802            $1,554,625                $1,560,539
      1/31/1998                 $1,550,643            $1,574,524                $1,579,109
      2/28/1998                 $1,548,472            $1,573,264                $1,576,424
      3/31/1998                 $1,553,737            $1,578,613                $1,582,257
      4/30/1998                 $1,561,661            $1,586,822                $1,589,536
      5/31/1998                 $1,576,653            $1,601,897                $1,606,703
      6/30/1998                 $1,590,528            $1,615,513                $1,621,002
      7/31/1998                 $1,591,641            $1,618,906                $1,621,326
      8/31/1998                 $1,615,357            $1,645,294                $1,635,756
      9/30/1998                 $1,655,902            $1,683,794                $1,672,234
     10/31/1998                 $1,643,317            $1,674,870                $1,651,163
     11/30/1998                 $1,647,097            $1,684,416                $1,669,161
     12/31/1998                 $1,653,520            $1,689,470                $1,674,502
      1/31/1999                 $1,667,575            $1,701,465                $1,688,736
      2/28/1999                 $1,637,225            $1,671,689                $1,651,246
      3/31/1999                 $1,646,394            $1,680,883                $1,662,144
      4/30/1999                 $1,650,675            $1,686,262                $1,667,629
      5/31/1999                 $1,634,663            $1,671,423                $1,648,618
      6/30/1999                 $1,628,288            $1,666,075                $1,640,540
      7/31/1999                 $1,621,612            $1,658,910                $1,633,157
      8/31/1999                 $1,619,342            $1,658,081                $1,628,748
      9/30/1999                 $1,638,774            $1,677,315                $1,644,221
     10/31/1999                 $1,643,198            $1,683,521                $1,646,687
     11/30/1999                 $1,643,034            $1,683,352                $1,647,840
     12/31/1999                 $1,635,969            $1,675,272                $1,640,425
      1/31/2000                 $1,633,188            $1,669,744                $1,636,816
      2/29/2000                 $1,650,010            $1,689,948                $1,654,166
      3/31/2000                 $1,669,810            $1,712,255                $1,676,663
      4/30/2000                 $1,650,774            $1,707,290                $1,662,914
      5/31/2000                 $1,644,171            $1,706,436                $1,656,429
      6/30/2000                 $1,675,903            $1,741,930                $1,693,367
      7/31/2000                 $1,690,651            $1,757,781                $1,707,761
      8/31/2000                 $1,711,954            $1,783,269                $1,730,474
      9/30/2000                 $1,724,622            $1,794,504                $1,739,992
     10/31/2000                 $1,733,073            $1,806,348                $1,747,300
     11/30/2000                 $1,760,455            $1,835,972                $1,773,160
     12/31/2000                 $1,800,594            $1,870,121                $1,809,509
      1/31/2001                 $1,832,464            $1,900,791                $1,843,166
      2/28/2001                 $1,846,024            $1,917,328                $1,859,755
      3/31/2001                 $1,853,039            $1,926,914                $1,866,264
      4/30/2001                 $1,832,100            $1,918,821                $1,855,626
      5/31/2001                 $1,841,077            $1,930,334                $1,867,873
      6/30/2001                 $1,847,521            $1,937,669                $1,875,345
      7/31/2001                 $1,888,721            $1,981,073                $1,917,915
      8/31/2001                 $1,906,097            $2,003,856                $1,939,588
      9/30/2001                 $1,933,163            $2,027,301                $1,947,152
     10/31/2001                 $1,973,373            $2,069,671                $1,989,210
     11/30/2001                 $1,946,338            $2,041,110                $1,965,141
     12/31/2001                 $1,936,217            $2,028,047                $1,950,402
      1/31/2002                 $1,953,062            $2,044,474                $1,964,055
      2/28/2002                 $1,969,273            $2,064,305                $1,978,589
      3/31/2002                 $1,940,127            $2,030,038                $1,946,932
      4/30/2002                 $1,974,890            $2,069,420                $1,981,392

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 3/2/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Bond Fund II, Lehman Aggregate Bond Index, and Lipper Corporate Debt A-Rated Funds Index from April 30, 1992 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Corporate Debt A-Rated Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan ENHANCED INCOME FUND
                      AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Enhanced Income Fund, which seeks high current income consistent with principal preservation, returned 1.07% (Institutional Shares) for the five-month period ended April 30, 2002. This compares to the 0.83% return of its benchmark index, the 3-month LIBOR Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: One reason the Fund outperformed its benchmark was our active management of duration. We eliminated our strategic long duration position and ended the period with a neutral position relative to the benchmark. At the end of 2001, we added A-2/P-2 rated commercial paper to enhance the yield of the Fund. As the volatility in credit spreads intensified, we tactically reduced our allocation to the corporate sector in favor of high-quality AAA-rated mortgages, asset-backed and agency securities, a decision that benefited performance. We also increased our allocation to floating-rate notes to position the Fund more defensively.

Q:  HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative monetary policy and by year-end had lowered the federal funds rate to 1.75%. During the first quarter, the economy seemed to be coming out of the recession at a faster-than-expected pace, but in April, as the reporting period ended, it appeared to have lost momentum.

Market perceptions of Fed policy flip-flopped during the period. Expectations of a May tightening were twice revised as mixed economic signals led many to believe that the Fed would delay an interest rate increase until August. As a result, the fixed income markets were volatile during the period, allowing us to take advantage of market fluctuations to tactically trade duration. Negative corporate earnings reports outweighed positive ones across a broad range of industries. Ongoing and possibly expanding Securities and Exchange Commissions investigations of several issuers didn't help matters either.

Q:  WHAT IS THE OUTLOOK?

A: We believe the U.S. economy is unlikely to dip back into recession. We expect the Fed to remain on hold for the next few months with the first tightening of interest rates to come in August at the earliest. Therefore, we plan to retain a defensive approach, continuing to increase our allocation to floating-rate notes. Because we believe interest rates will begin to rise, we will look to set a strategic short-duration position. Nonetheless, we are mindful that committing to such a position too soon may have negative consequences for the Fund.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

                                                                SINCE INCEPTION
                                                                   (11/30/01)
-------------------------------------------------------------------------------
   Institutional Shares                                               1.07%

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 11/30/01.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan GLOBAL STRATEGIC INCOME FUND
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Global Strategic Income Fund, which seeks to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers, had a total return of 2.48% (Institutional shares) for the six months ended April 30, 2002. This compares to a decline of 0.01% from its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Performance benefited from our holdings in private mortgages and in emerging markets debt. As the economy showed signs of recovery, investor demand for high-yield securities rose, benefiting performance. Our private corporate position, however, detracted slightly from returns.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

As the period began, we added significantly to our emerging markets and private mortgage positions. Emerging markets debt was particularly attractive given that global monetary conditions have improved. In April, we sold a modest amount of our position in emerging markets debt because spreads had tightened significantly. The increased volatility also warranted a reduction in exposure. Private mortgages continued to outperform and credit sectors lagged, due mainly to the tension in the Middle East and the expectation that the Fed would not raise interest rates until later in the year.

Q:  WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain overweight in both emerging markets debt, high yield and investment-grade commercial paper.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
                                                                   SINCE INCEPTION
                                      1 YEAR   3 YEARS   5 YEARS       (3/14/97)
----------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge              2.96%    3.98%     4.86%        4.86%
     With Sales Charge*               -1.72%    2.38%     3.90%        3.92%

   Class B Shares
     Without CDSC                      0.52%    3.15%     4.35%        4.37%
     With CDSC**                      -4.24%    2.31%     4.06%        4.22%

   Institutional Shares                3.65%    4.45%     5.26%        5.25%

   Select Shares                       3.31%    4.09%     4.93%        4.93%

LIFE OF FUND PERFORMANCE (3/14/97 TO 4/30/02)

[CHART]

                                   JPMORGAN GLOBAL STRATEGIC       LEHMAN AGGREGATE       LIPPER MULTI-SECTOR
                              INCOME FUND (INSTITUTIONAL SHARES)      BOND INDEX          INCOME FUNDS INDEX
      3/17/1997                            $3,000,000                 $3,000,000             $3,000,000
      3/31/1997                            $2,967,900                 $3,000,000             $3,000,000
      4/30/1997                            $3,018,651                 $3,045,000             $3,026,700
      5/31/1997                            $3,069,968                 $3,073,928             $3,076,943
      6/30/1997                            $3,114,483                 $3,110,507             $3,120,636
      7/31/1997                            $3,200,131                 $3,194,491             $3,192,098
      8/31/1997                            $3,179,010                 $3,167,338             $3,172,946
      9/30/1997                            $3,242,590                 $3,213,898             $3,237,039
     10/31/1997                            $3,184,548                 $3,260,499             $3,222,149
     11/30/1997                            $3,222,444                 $3,275,497             $3,235,360
     12/31/1997                            $3,256,602                 $3,308,580             $3,267,713
      1/31/1998                            $3,296,658                 $3,350,930             $3,309,213
      2/28/1998                            $3,327,976                 $3,348,249             $3,325,098
      3/31/1998                            $3,358,927                 $3,359,633             $3,361,341
      4/30/1998                            $3,365,980                 $3,377,103             $3,371,089
      5/31/1998                            $3,369,683                 $3,409,186             $3,364,010
      6/30/1998                            $3,365,302                 $3,438,164             $3,355,600
      7/31/1998                            $3,381,456                 $3,445,384             $3,368,686
      8/31/1998                            $3,260,400                 $3,501,544             $3,169,597
      9/30/1998                            $3,316,479                 $3,583,480             $3,224,114
     10/31/1998                            $3,276,681                 $3,564,487             $3,199,289
     11/30/1998                            $3,327,142                 $3,584,805             $3,312,223
     12/31/1998                            $3,341,116                 $3,595,559             $3,304,605
      1/31/1999                            $3,366,508                 $3,621,088             $3,322,120
      2/28/1999                            $3,322,744                 $3,557,719             $3,277,603
      3/31/1999                            $3,368,597                 $3,577,286             $3,318,573
      4/30/1999                            $3,422,495                 $3,588,734             $3,376,980
      5/31/1999                            $3,351,307                 $3,557,153             $3,306,401
      6/30/1999                            $3,341,253                 $3,545,770             $3,302,764
      7/31/1999                            $3,331,564                 $3,530,523             $3,295,168
      8/31/1999                            $3,315,239                 $3,528,758             $3,271,443
      9/30/1999                            $3,338,446                 $3,569,691             $3,285,183
     10/31/1999                            $3,361,815                 $3,582,899             $3,289,454
     11/30/1999                            $3,392,407                 $3,582,541             $3,311,164
     12/31/1999                            $3,424,296                 $3,565,345             $3,339,640
      1/31/2000                            $3,390,738                 $3,553,579             $3,308,247
      2/29/2000                            $3,448,719                 $3,596,577             $3,351,916
      3/31/2000                            $3,474,930                 $3,644,052             $3,350,911
      4/30/2000                            $3,451,648                 $3,633,484             $3,303,663
      5/31/2000                            $3,424,380                 $3,631,668             $3,262,367
      6/30/2000                            $3,501,771                 $3,707,206             $3,345,557
      7/31/2000                            $3,534,687                 $3,740,942             $3,356,263
      8/31/2000                            $3,586,647                 $3,795,186             $3,383,784
      9/30/2000                            $3,592,027                 $3,819,095             $3,353,669
     10/31/2000                            $3,594,182                 $3,844,301             $3,283,242
     11/30/2000                            $3,607,481                 $3,907,348             $3,244,499
     12/31/2000                            $3,696,586                 $3,980,024             $3,327,234
      1/31/2001                            $3,804,156                 $4,045,297             $3,442,024
      2/28/2001                            $3,810,623                 $4,080,491             $3,449,596
      3/31/2001                            $3,786,616                 $4,100,893             $3,390,263
      4/30/2001                            $3,761,625                 $4,083,670             $3,361,107
      5/31/2001                            $3,793,598                 $4,108,172             $3,390,685
      6/30/2001                            $3,775,769                 $4,123,783             $3,359,490
      7/31/2001                            $3,796,535                 $4,216,155             $3,392,749
      8/31/2001                            $3,850,066                 $4,264,641             $3,437,873
      9/30/2001                            $3,722,629                 $4,314,538             $3,331,299
     10/31/2001                            $3,804,527                 $4,404,711             $3,412,916
     11/30/2001                            $3,869,204                 $4,343,926             $3,445,680
     12/31/2001                            $3,844,054                 $4,316,125             $3,439,133
      1/31/2002                            $3,866,734                 $4,351,086             $3,457,704
      2/28/2002                            $3,870,601                 $4,393,291             $3,469,806
      3/31/2002                            $3,861,698                 $4,320,363             $3,472,929
      4/30/2002                            $3,899,781                 $4,404,178             $3,527,107

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 1% CDSC for the period since inception.

The Fund commenced operations on 3/14/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Global Strategic Income Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan Global Strategic Income Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Global Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from March 14, 1997 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan INTERMEDIATE BOND FUND
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Intermediate Bond Fund, which seeks as high a level of income as possible, consistent with reasonable risk, returned 0.20% (Select Shares) for the six-month period ended April 30, 2002. This compares to a decline of 0.01% by its benchmark index, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: A contribution to performance was our decision to take advantage of opportunities to tactically trade duration. The mortgage sectors continued to perform well and, as a result, the Fund benefited from overweights in residential and collateralized mortgages. The portfolio also benefited from our overweights in investment-grade corporate bonds and asset-backed securities, as well as our underweight in Treasuries and agency bonds. On the flip side, our exposure to the telecom sector, which was highly volatile during the period, was a detriment to performance.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

We maintained a long duration through much of the period, but had moved to neutral by the end of April. Because we believed the spread sectors would outperform in the coming months, we maintained a significant overweight in residential and collateralized mortgage-backed securities. We were modestly overweight in the investment-grade corporate sector, although we continued to diversify in order to reduce the Fund's exposure to event risk.

Q: WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In response, we plan to maintain a neutral position with respect to duration. We believe there will be tactical opportunities to manage our duration position and we will not hesitate to take advantage of them. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain overweight in investment-grade corporate paper. We also expect to remain overweight in residential mortgage-backed securities because of the stable interest-rate environment.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge      7.72%        6.49%         6.69%          6.59%
     With Sales Charge*        2.88%        4.87%         5.72%          6.10%

   Select Shares               7.99%        6.59%         6.75%          6.61%

10-YEAR PERFORMANCE (4/30/92 TO 4/30/02)

[CHART]

                             JPMORGAN INTERMEDIATE BOND     LEHMAN AGGREGATE         LIPPER INTERMEDIATE INVESTMENT
                                FUND (SELECT SHARES)          BOND INDEX                 GRADE DEBT FUNDS INDEX
      4/30/1992                      $1,000,000               $1,000,000                        $1,000,000
      5/31/1992                      $1,017,400               $1,018,900                        $1,017,300
      6/30/1992                      $1,034,085               $1,032,961                        $1,032,560
      7/31/1992                      $1,058,903               $1,054,033                        $1,056,721
      8/31/1992                      $1,068,645               $1,064,679                        $1,065,598
      9/30/1992                      $1,081,683               $1,077,349                        $1,079,770
     10/31/1992                      $1,064,160               $1,063,020                        $1,064,438
     11/30/1992                      $1,056,817               $1,063,445                        $1,061,564
     12/31/1992                      $1,074,254               $1,080,141                        $1,077,381
      1/31/1993                      $1,101,003               $1,100,880                        $1,099,467
      2/28/1993                      $1,124,455               $1,120,145                        $1,120,467
      3/31/1993                      $1,128,278               $1,124,850                        $1,125,285
      4/30/1993                      $1,137,191               $1,132,724                        $1,133,950
      5/31/1993                      $1,135,713               $1,134,196                        $1,133,383
      6/30/1993                      $1,160,812               $1,158,582                        $1,154,010
      7/31/1993                      $1,164,411               $1,165,186                        $1,159,203
      8/31/1993                      $1,190,726               $1,185,576                        $1,180,185
      9/30/1993                      $1,197,394               $1,188,777                        $1,183,962
     10/31/1993                      $1,196,556               $1,193,176                        $1,188,579
     11/30/1993                      $1,180,522               $1,183,034                        $1,178,714
     12/31/1993                      $1,186,307               $1,189,422                        $1,184,961
      1/31/1994                      $1,202,203               $1,205,479                        $1,200,010
      2/28/1994                      $1,171,066               $1,184,504                        $1,177,690
      3/31/1994                      $1,140,970               $1,155,247                        $1,152,252
      4/30/1994                      $1,128,305               $1,146,005                        $1,142,803
      5/31/1994                      $1,126,161               $1,145,890                        $1,140,632
      6/30/1994                      $1,125,373               $1,143,369                        $1,138,579
      7/31/1994                      $1,142,816               $1,166,122                        $1,156,682
      8/31/1994                      $1,145,445               $1,167,522                        $1,158,764
      9/30/1994                      $1,129,752               $1,150,359                        $1,145,670
     10/31/1994                      $1,126,589               $1,149,324                        $1,144,295
     11/30/1994                      $1,118,815               $1,146,795                        $1,141,206
     12/31/1994                      $1,122,731               $1,154,708                        $1,146,798
      1/31/1995                      $1,142,042               $1,177,571                        $1,166,179
      2/28/1995                      $1,171,850               $1,205,598                        $1,190,902
      3/31/1995                      $1,183,334               $1,212,952                        $1,198,761
      4/30/1995                      $1,197,770               $1,229,933                        $1,214,465
      5/31/1995                      $1,249,035               $1,277,531                        $1,257,093
      6/30/1995                      $1,258,153               $1,286,857                        $1,265,013
      7/31/1995                      $1,255,008               $1,284,026                        $1,262,230
      8/31/1995                      $1,265,424               $1,299,563                        $1,276,998
      9/30/1995                      $1,278,331               $1,312,169                        $1,289,129
     10/31/1995                      $1,291,626               $1,329,227                        $1,306,017
     11/30/1995                      $1,313,455               $1,349,165                        $1,325,476
     12/31/1995                      $1,329,085               $1,368,054                        $1,343,238
      1/31/1996                      $1,338,654               $1,377,083                        $1,352,103
      2/29/1996                      $1,311,345               $1,353,122                        $1,328,577
      3/31/1996                      $1,303,215               $1,343,650                        $1,319,409
      4/30/1996                      $1,292,789               $1,336,125                        $1,311,757
      5/31/1996                      $1,289,557               $1,333,453                        $1,309,789
      6/30/1996                      $1,303,098               $1,351,321                        $1,324,983
      7/31/1996                      $1,305,183               $1,354,970                        $1,328,693
      8/31/1996                      $1,302,181               $1,352,667                        $1,327,364
      9/30/1996                      $1,321,453               $1,376,203                        $1,349,531
     10/31/1996                      $1,351,318               $1,406,755                        $1,378,006
     11/30/1996                      $1,373,344               $1,430,810                        $1,401,846
     12/31/1996                      $1,355,216               $1,417,504                        $1,389,369
      1/31/1997                      $1,358,198               $1,421,898                        $1,393,676
      2/28/1997                      $1,360,778               $1,425,453                        $1,397,160
      3/31/1997                      $1,353,974               $1,409,630                        $1,382,211
      4/30/1997                      $1,369,139               $1,430,775                        $1,401,147
      5/31/1997                      $1,379,681               $1,444,367                        $1,413,617
      6/30/1997                      $1,394,306               $1,461,555                        $1,430,298
      7/31/1997                      $1,427,630               $1,501,017                        $1,468,201
      8/31/1997                      $1,414,924               $1,488,258                        $1,454,840
      9/30/1997                      $1,431,196               $1,510,136                        $1,475,790
     10/31/1997                      $1,446,366               $1,532,033                        $1,493,499
     11/30/1997                      $1,448,536               $1,539,080                        $1,497,831
     12/31/1997                      $1,462,297               $1,554,625                        $1,511,461
      1/31/1998                      $1,481,745               $1,574,524                        $1,531,563
      2/28/1998                      $1,477,300               $1,573,264                        $1,529,419
      3/31/1998                      $1,480,550               $1,578,613                        $1,535,078
      4/30/1998                      $1,487,953               $1,586,822                        $1,542,293
      5/31/1998                      $1,498,518               $1,601,897                        $1,556,173
      6/30/1998                      $1,507,359               $1,615,513                        $1,568,623
      7/31/1998                      $1,508,866               $1,618,906                        $1,571,760
      8/31/1998                      $1,529,538               $1,645,294                        $1,592,979
      9/30/1998                      $1,565,176               $1,683,794                        $1,628,662
     10/31/1998                      $1,561,889               $1,674,870                        $1,615,469
     11/30/1998                      $1,558,140               $1,684,416                        $1,623,547
     12/31/1998                      $1,567,957               $1,689,470                        $1,630,528
      1/31/1999                      $1,578,148               $1,701,465                        $1,640,637
      2/28/1999                      $1,551,951               $1,671,689                        $1,611,434
      3/31/1999                      $1,562,194               $1,680,883                        $1,624,164
      4/30/1999                      $1,567,662               $1,686,262                        $1,629,686
      5/31/1999                      $1,553,082               $1,671,423                        $1,613,064
      6/30/1999                      $1,550,753               $1,666,075                        $1,607,579
      7/31/1999                      $1,547,186               $1,658,910                        $1,601,953
      8/31/1999                      $1,546,877               $1,658,081                        $1,600,191
      9/30/1999                      $1,563,892               $1,677,315                        $1,617,793
     10/31/1999                      $1,566,864               $1,683,521                        $1,620,219
     11/30/1999                      $1,567,804               $1,683,352                        $1,622,164
     12/31/1999                      $1,562,944               $1,675,272                        $1,614,702
      1/31/2000                      $1,557,161               $1,669,744                        $1,608,889
      2/29/2000                      $1,572,265               $1,689,948                        $1,626,426
      3/31/2000                      $1,587,988               $1,712,255                        $1,646,431
      4/30/2000                      $1,572,108               $1,707,290                        $1,636,223
      5/31/2000                      $1,568,020               $1,706,436                        $1,633,278
      6/30/2000                      $1,600,479               $1,741,930                        $1,667,903
      7/31/2000                      $1,613,442               $1,757,781                        $1,682,080
      8/31/2000                      $1,633,449               $1,783,269                        $1,705,461
      9/30/2000                      $1,648,150               $1,794,504                        $1,716,717
     10/31/2000                      $1,654,743               $1,806,348                        $1,722,726
     11/30/2000                      $1,685,025               $1,835,972                        $1,750,117
     12/31/2000                      $1,722,601               $1,870,121                        $1,785,469
      1/31/2001                      $1,751,540               $1,900,791                        $1,816,894
      2/28/2001                      $1,764,502               $1,917,328                        $1,834,336
      3/31/2001                      $1,771,030               $1,926,914                        $1,841,490
      4/30/2001                      $1,757,748               $1,918,821                        $1,831,546
      5/31/2001                      $1,767,415               $1,930,334                        $1,842,901
      6/30/2001                      $1,773,071               $1,937,669                        $1,849,720
      7/31/2001                      $1,812,788               $1,981,073                        $1,894,668
      8/31/2001                      $1,829,465               $2,003,856                        $1,915,510
      9/30/2001                      $1,858,371               $2,027,301                        $1,930,259
     10/31/2001                      $1,894,609               $2,069,671                        $1,969,636
     11/30/2001                      $1,865,432               $2,041,110                        $1,944,819
     12/31/2001                      $1,857,784               $2,028,047                        $1,932,372
      1/31/2002                      $1,875,247               $2,044,474                        $1,946,285
      2/28/2002                      $1,893,812               $2,064,305                        $1,965,164
      3/31/2002                      $1,866,920               $2,030,038                        $1,930,970
      4/30/2002                      $1,897,433               $2,069,420                        $1,965,728

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A Shares prior to 2/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Bond Fund, Lehman Aggregate Bond Index, and Lipper Intermediate Investment Grade Debt Funds Index from April 30, 1992 to April 30, 2002.

The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Intermediate Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan SHORT TERM BOND FUND
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short Term Bond Fund, which seeks high total return consistent with low volatility of principal, returned 1.11% (Institutional Shares) for the six-month period ended April 30, 2002. This compares to the 0.94% return of its benchmark index, the Merrill Lynch 1-3 Year Treasury Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: One reason the Fund outperformed its benchmark was our active management of duration. We eliminated our strategic long duration position and ended the period with a neutral position relative to the benchmark. When it became clear that the Fed's easing cycle was over, we positioned the Fund to benefit from yield-curve flattening in the range between two- and five-year Treasury securities. By the end of the period, we eliminated the position because we expected interest rates to rise. At the end of 2001, we added A-2/P-2 rated commercial paper to enhance the yield of the Fund.

As the volatility in credit spreads intensified, we tactically reduced our allocation to the corporate sector in favor of high-quality AAA-rated mortgages, asset-backed and agency securities, which benefited performance.

Q: HOW WAS THE FUND MANAGED?

A: Market perceptions of Fed policy flip-flopped during the period. Expectations of a May tightening were twice revised as mixed economic signals led many to believe that the Fed would delay an interest rate increase until August. As a result, the fixed-income markets were volatile during the period, allowing us to take advantage of market fluctuations to tactically trade duration. Negative corporate earnings reports outweighed positive ones across a broad range of industries. Ongoing and possibly expanding SEC investigations of several issuers didn't help matters either. As a result, we reduced our corporate holdings, replacing them with AAA-rated mortgages and asset-backed securities.

Q: WHAT IS THE OUTLOOK?

A: The U.S. economy is unlikely to dip back into recession. We expect the Fed to remain on hold for the next few months with the first tightening of interest rates to come in August at the earliest. Because we believe interest rates will begin to rise, we will look to set a strategic short-duration position. Nonetheless, we are mindful that committing to such a position too soon could have negative consequences for the Fund.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                1 YEAR     3 YEARS   5 YEARS        (7/8/93)
-------------------------------------------------------------------------------

   Class A Shares

     Without Sales Charge        6.14%      5.69%      5.94%          5.43%
     With Sales Charge*          4.54%      5.15%      5.62%          5.25%

   Institutional Shares          6.75%      6.09%      6.28%          5.70%

   Select Shares                 6.35%      5.76%      5.99%          5.45%

LIFE OF FUND PERFORMANCE (7/8/93 TO 4/30/02)

[CHART]

                                    JPMORGAN SHORT TERM          MERRILL LYNCH 1-3 YEAR       LIPPER SHORT-TERM INVESTMENT
                              BOND FUND (INSTITUTIONAL SHARES)      TREASURY INDEX               GRADE DEBT FUNDS INDEX
       7/8/1993                          $3,000,000                   $3,000,000                        $3,000,000
      7/31/1993                          $2,995,800                   $3,000,000                        $3,000,000
      8/31/1993                          $3,018,868                   $3,026,100                        $3,039,300
      9/30/1993                          $3,025,207                   $3,035,784                        $3,049,634
     10/31/1993                          $3,025,207                   $3,041,855                        $3,053,598
     11/30/1993                          $3,026,115                   $3,042,768                        $3,045,659
     12/31/1993                          $3,036,404                   $3,054,026                        $3,057,537
      1/31/1994                          $3,055,229                   $3,073,572                        $3,082,914
      2/28/1994                          $3,041,175                   $3,053,901                        $3,054,243
      3/31/1994                          $3,022,320                   $3,038,631                        $3,020,952
      4/30/1994                          $3,009,022                   $3,027,996                        $3,003,431
      5/31/1994                          $3,011,730                   $3,032,235                        $3,004,632
      6/30/1994                          $3,021,669                   $3,041,332                        $3,006,435
      7/31/1994                          $3,041,914                   $3,067,487                        $3,035,597
      8/31/1994                          $3,053,473                   $3,078,224                        $3,045,615
      9/30/1994                          $3,046,145                   $3,071,144                        $3,029,777
     10/31/1994                          $3,051,932                   $3,077,900                        $3,031,292
     11/30/1994                          $3,041,556                   $3,064,050                        $3,018,258
     12/31/1994                          $3,047,639                   $3,071,097                        $3,029,727
      1/31/1995                          $3,082,992                   $3,113,785                        $3,069,417
      2/28/1995                          $3,124,304                   $3,156,444                        $3,119,448
      3/31/1995                          $3,143,987                   $3,174,120                        $3,137,541
      4/30/1995                          $3,173,540                   $3,202,370                        $3,169,230
      5/31/1995                          $3,232,885                   $3,258,411                        $3,247,193
      6/30/1995                          $3,249,373                   $3,276,007                        $3,268,625
      7/31/1995                          $3,255,872                   $3,289,438                        $3,274,181
      8/31/1995                          $3,278,663                   $3,309,175                        $3,299,392
      9/30/1995                          $3,298,007                   $3,325,390                        $3,320,838
     10/31/1995                          $3,320,763                   $3,353,323                        $3,354,047
     11/30/1995                          $3,350,318                   $3,382,833                        $3,390,270
     12/31/1995                          $3,376,786                   $3,408,880                        $3,421,800
      1/31/1996                          $3,405,826                   $3,437,856                        $3,447,121
      2/29/1996                          $3,383,007                   $3,423,417                        $3,424,370
      3/31/1996                          $3,388,420                   $3,420,336                        $3,411,015
      4/30/1996                          $3,390,114                   $3,423,072                        $3,406,581
      5/31/1996                          $3,401,640                   $3,430,260                        $3,407,262
      6/30/1996                          $3,424,772                   $3,454,958                        $3,434,520
      7/31/1996                          $3,434,018                   $3,468,433                        $3,445,854
      8/31/1996                          $3,447,068                   $3,480,225                        $3,450,334
      9/30/1996                          $3,478,091                   $3,511,895                        $3,491,738
     10/31/1996                          $3,520,176                   $3,551,580                        $3,542,717
     11/30/1996                          $3,547,986                   $3,578,927                        $3,581,687
     12/31/1996                          $3,549,050                   $3,578,927                        $3,569,151
      1/31/1997                          $3,567,150                   $3,595,748                        $3,586,640
      2/28/1997                          $3,577,852                   $3,604,018                        $3,593,813
      3/31/1997                          $3,578,209                   $3,602,577                        $3,577,641
      4/30/1997                          $3,603,615                   $3,632,118                        $3,611,987
      5/31/1997                          $3,629,200                   $3,656,816                        $3,636,909
      6/30/1997                          $3,651,701                   $3,682,048                        $3,667,096
      7/31/1997                          $3,689,679                   $3,722,551                        $3,725,402
      8/31/1997                          $3,693,738                   $3,725,901                        $3,714,226
      9/30/1997                          $3,724,396                   $3,754,218                        $3,752,111
     10/31/1997                          $3,740,038                   $3,781,999                        $3,783,629
     11/30/1997                          $3,748,266                   $3,791,076                        $3,789,683
     12/31/1997                          $3,775,254                   $3,816,855                        $3,816,590
      1/31/1998                          $3,817,537                   $3,853,879                        $3,858,572
      2/28/1998                          $3,821,354                   $3,857,347                        $3,857,029
      3/31/1998                          $3,836,640                   $3,873,162                        $3,871,685
      4/30/1998                          $3,856,206                   $3,891,366                        $3,889,495
      5/31/1998                          $3,878,958                   $3,911,990                        $3,915,166
      6/30/1998                          $3,894,086                   $3,932,333                        $3,937,091
      7/31/1998                          $3,917,451                   $3,950,815                        $3,951,264
      8/31/1998                          $3,944,873                   $4,000,595                        $4,001,050
      9/30/1998                          $4,015,091                   $4,053,403                        $4,071,469
     10/31/1998                          $4,016,697                   $4,073,264                        $4,062,919
     11/30/1998                          $4,021,919                   $4,069,598                        $4,067,388
     12/31/1998                          $4,041,224                   $4,083,842                        $4,084,471
      1/31/1999                          $4,063,855                   $4,098,544                        $4,104,076
      2/28/1999                          $4,045,568                   $4,079,691                        $4,062,625
      3/31/1999                          $4,077,123                   $4,107,840                        $4,095,126
      4/30/1999                          $4,091,801                   $4,120,986                        $4,107,412
      5/31/1999                          $4,077,480                   $4,118,513                        $4,083,178
      6/30/1999                          $4,070,956                   $4,131,280                        $4,084,811
      7/31/1999                          $4,077,062                   $4,144,500                        $4,080,318
      8/31/1999                          $4,091,740                   $4,156,519                        $4,085,214
      9/30/1999                          $4,122,837                   $4,183,537                        $4,121,981
     10/31/1999                          $4,138,091                   $4,194,832                        $4,130,637
     11/30/1999                          $4,158,368                   $4,202,803                        $4,139,312
     12/31/1999                          $4,170,843                   $4,208,687                        $4,133,103
      1/31/2000                          $4,174,597                   $4,207,003                        $4,121,943
      2/29/2000                          $4,195,470                   $4,235,190                        $4,151,621
      3/31/2000                          $4,204,280                   $4,261,448                        $4,186,910
      4/30/2000                          $4,226,143                   $4,272,528                        $4,181,886
      5/31/2000                          $4,244,315                   $4,290,045                        $4,196,522
      6/30/2000                          $4,266,810                   $4,334,662                        $4,243,104
      7/31/2000                          $4,294,544                   $4,361,970                        $4,269,411
      8/31/2000                          $4,313,440                   $4,394,249                        $4,300,578
      9/30/2000                          $4,349,673                   $4,425,887                        $4,339,713
     10/31/2000                          $4,364,462                   $4,449,787                        $4,352,732
     11/30/2000                          $4,419,891                   $4,492,060                        $4,392,342
     12/31/2000                          $4,471,603                   $4,545,516                        $4,438,901
      1/31/2001                          $4,509,612                   $4,602,335                        $4,501,933
      2/28/2001                          $4,545,238                   $4,632,250                        $4,533,447
      3/31/2001                          $4,577,509                   $4,670,697                        $4,566,087
      4/30/2001                          $4,576,136                   $4,683,308                        $4,577,046
      5/31/2001                          $4,602,677                   $4,709,535                        $4,605,424
      6/30/2001                          $4,623,389                   $4,725,547                        $4,624,306
      7/31/2001                          $4,681,182                   $4,778,473                        $4,681,185
      8/31/2001                          $4,714,886                   $4,806,188                        $4,711,613
      9/30/2001                          $4,780,895                   $4,885,491                        $4,756,373
     10/31/2001                          $4,831,572                   $4,931,903                        $4,792,521
     11/30/2001                          $4,807,897                   $4,921,053                        $4,769,038
     12/31/2001                          $4,811,744                   $4,923,021                        $4,764,269
      1/31/2002                          $4,831,953                   $4,932,867                        $4,778,085
      2/28/2002                          $4,851,764                   $4,956,545                        $4,791,942
      3/31/2002                          $4,822,653                   $4,922,840                        $4,770,378
      4/30/2002                          $4,887,208                   $4,977,976                        $4,808,541

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 1.50%.

The Fund commenced operations on 9/13/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Short Term Bond Fund, which are similar to the expenses of the Institutional Shares. The returns presented prior to 9/13/93 are based on the historical expenses of the J.P. Morgan Short Term Bond Fund dating back to 7/8/93.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of the Class A Shares) are calculated using the historical expenses of the J.P. Morgan Short Term Bond Fund, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Short Term Bond Fund, Merrill Lynch 1-3 Year Treasury Index, and Lipper Short-Term Investment Grade Debt Funds Index from July 8, 1993 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index which measures short-term bond performance. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan SHORT-TERM BOND FUND II
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Short-Term Bond Fund II, which seeks a high level of income consistent with preservation of capital, returned 0.96% (Select Shares) for the six-month period ended April 30, 2002. This compares to 1.01% return of its benchmark index, the Lehman 1-3 Year U.S. Government Bond Index.

Q: WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?
A: Although the Fund underperformed its benchmark by a slight margin, our active management of duration was a positive contributor to performance. We eliminated our strategic long duration position and ended the period with a neutral position relative to the benchmark. When it became clear that the Fed's easing cycle was over, we positioned the Fund to benefit from yield-curve flattening in the range between two- and five-year Treasury securities. By the end of the period, we eliminated the position because we expected interest rates to rise. At the end of 2001, we added A-2/P-2 rated commercial paper to enhance the yield of the Fund.

As the volatility in credit spreads intensified, the contribution from that sector detracted from performance. In response, we tactically reduced our allocation to the corporate sector in favor of high-quality AAA-rated mortgages, asset-backed and agency securities.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter, the economy seemed to be coming out of the recession at a faster-than-expected pace, but in April, as the reporting period ended, it appeared to have lost momentum.

Market perceptions of Fed policy flip-flopped during the period. Expectations of a May tightening were twice revised as mixed economic signals led many to believe that the Fed would delay an interest-rate increase until August. As a result, the fixed-income markets were volatile during the period, allowing us to take advantage of market fluctuations to tactically trade duration. Negative corporate earnings reports outweighed positive ones across a broad range of industries. Ongoing and possibly expanding SEC investigations didn't help matters either. As a result, we reduced our corporate holdings, replacing them with AAA-rated mortgages and asset-backed securities.

Q: WHAT IS THE OUTLOOK?

A: We believe the U.S. economy is unlikely to dip back into recession. We expect the Fed to remain on hold for the next few months with the first tightening of interest rates to come in August at the earliest. Because we believe interest rates will begin to rise, we will look to set a strategic short- duration position. Nonetheless, we are mindful that committing to such a position too soon could have negative consequences for the Fund.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge            5.75%       5.72%       5.58%       5.34%
     With Sales Charge*              4.21%       5.20%       5.26%       5.18%

   Class M Shares
     Without Sales Charge            5.40%       5.46%       5.42%       5.26%
     With Sales Charge**             3.86%       4.94%       5.11%       5.10%

   Select Shares                     5.99%       6.06%       5.91%       5.56%

10-YEAR PERFORMANCE (4/30/92 TO 4/30/02)

[CHART]

                                JPMORGAN SHORT-TERM           LEHMAN 1-3 YEAR U.S.                 LIPPER SHORT-TERM INVESTMENT
                            BOND FUND II (SELECT SHARES)        GOV'T BOND INDEX                     GRADE DEBT FUNDS INDEX
      4/30/1992                      $1,000,000                    $1,000,000                             $1,000,000
      5/31/1992                      $1,006,800                    $1,009,252                             $1,013,500
      6/30/1992                      $1,014,754                    $1,019,406                             $1,027,486
      7/31/1992                      $1,022,872                    $1,031,169                             $1,045,570
      8/31/1992                      $1,028,804                    $1,039,517                             $1,055,712
      9/30/1992                      $1,035,903                    $1,049,255                             $1,067,958
     10/31/1992                      $1,031,656                    $1,043,252                             $1,057,599
     11/30/1992                      $1,032,275                    $1,041,722                             $1,054,532
     12/31/1992                      $1,038,262                    $1,051,438                             $1,065,605
      1/31/1993                      $1,047,191                    $1,062,436                             $1,079,458
      2/28/1993                      $1,052,741                    $1,070,891                             $1,091,979
      3/31/1993                      $1,056,531                    $1,074,182                             $1,097,548
      4/30/1993                      $1,061,180                    $1,080,724                             $1,105,121
      5/31/1993                      $1,060,649                    $1,078,093                             $1,103,243
      6/30/1993                      $1,066,271                    $1,086,141                             $1,116,592
      7/31/1993                      $1,068,830                    $1,088,483                             $1,118,825
      8/31/1993                      $1,074,602                    $1,097,542                             $1,133,482
      9/30/1993                      $1,078,040                    $1,101,038                             $1,137,336
     10/31/1993                      $1,080,412                    $1,103,491                             $1,138,814
     11/30/1993                      $1,082,465                    $1,103,668                             $1,135,853
     12/31/1993                      $1,085,387                    $1,108,064                             $1,140,283
      1/31/1994                      $1,090,380                    $1,114,971                             $1,149,747
      2/28/1994                      $1,087,872                    $1,108,215                             $1,139,055
      3/31/1994                      $1,086,458                    $1,102,605                             $1,126,639
      4/30/1994                      $1,085,154                    $1,098,402                             $1,120,105
      5/31/1994                      $1,088,193                    $1,099,892                             $1,120,553
      6/30/1994                      $1,092,437                    $1,102,652                             $1,121,225
      7/31/1994                      $1,098,008                    $1,112,570                             $1,132,101
      8/31/1994                      $1,101,412                    $1,116,223                             $1,135,837
      9/30/1994                      $1,102,623                    $1,113,702                             $1,129,930
     10/31/1994                      $1,106,042                    $1,116,253                             $1,130,495
     11/30/1994                      $1,106,152                    $1,111,606                             $1,125,634
     12/31/1994                      $1,111,130                    $1,113,771                             $1,129,912
      1/31/1995                      $1,120,463                    $1,128,920                             $1,144,713
      2/28/1995                      $1,130,884                    $1,144,290                             $1,163,372
      3/31/1995                      $1,137,217                    $1,150,735                             $1,170,120
      4/30/1995                      $1,143,585                    $1,161,017                             $1,181,938
      5/31/1995                      $1,156,965                    $1,180,846                             $1,211,014
      6/30/1995                      $1,163,444                    $1,187,227                             $1,219,006
      7/31/1995                      $1,168,912                    $1,191,921                             $1,221,079
      8/31/1995                      $1,174,406                    $1,199,019                             $1,230,481
      9/30/1995                      $1,179,808                    $1,204,883                             $1,238,479
     10/31/1995                      $1,187,713                    $1,214,862                             $1,250,864
     11/30/1995                      $1,195,433                    $1,225,237                             $1,264,373
     12/31/1995                      $1,202,486                    $1,234,481                             $1,276,132
      1/31/1996                      $1,210,783                    $1,244,921                             $1,285,575
      2/29/1996                      $1,210,299                    $1,240,109                             $1,277,091
      3/31/1996                      $1,213,204                    $1,239,183                             $1,272,110
      4/30/1996                      $1,216,237                    $1,240,364                             $1,270,456
      5/31/1996                      $1,219,521                    $1,243,150                             $1,270,710
      6/30/1996                      $1,226,960                    $1,252,202                             $1,280,876
      7/31/1996                      $1,232,481                    $1,257,060                             $1,285,103
      8/31/1996                      $1,236,055                    $1,261,656                             $1,286,773
      9/30/1996                      $1,246,933                    $1,273,129                             $1,302,215
     10/31/1996                      $1,260,150                    $1,287,476                             $1,321,227
     11/30/1996                      $1,270,105                    $1,296,995                             $1,335,761
     12/31/1996                      $1,270,105                    $1,297,207                             $1,331,085
      1/31/1997                      $1,275,059                    $1,303,412                             $1,337,608
      2/28/1997                      $1,278,374                    $1,306,569                             $1,340,283
      3/31/1997                      $1,277,607                    $1,305,559                             $1,334,252
      4/30/1997                      $1,289,361                    $1,316,211                             $1,347,060
      5/31/1997                      $1,296,581                    $1,325,374                             $1,356,355
      6/30/1997                      $1,306,306                    $1,334,509                             $1,367,613
      7/31/1997                      $1,321,067                    $1,349,067                             $1,389,358
      8/31/1997                      $1,320,010                    $1,350,463                             $1,385,190
      9/30/1997                      $1,330,702                    $1,360,728                             $1,399,319
     10/31/1997                      $1,338,553                    $1,370,854                             $1,411,073
     11/30/1997                      $1,340,026                    $1,374,296                             $1,413,331
     12/31/1997                      $1,347,932                    $1,383,505                             $1,423,366
      1/31/1998                      $1,361,141                    $1,396,720                             $1,439,023
      2/28/1998                      $1,361,414                    $1,397,981                             $1,438,447
      3/31/1998                      $1,365,362                    $1,403,371                             $1,443,913
      4/30/1998                      $1,371,779                    $1,410,149                             $1,450,555
      5/31/1998                      $1,379,461                    $1,417,690                             $1,460,129
      6/30/1998                      $1,386,910                    $1,425,020                             $1,468,305
      7/31/1998                      $1,393,290                    $1,431,663                             $1,473,591
      8/31/1998                      $1,402,346                    $1,449,080                             $1,492,159
      9/30/1998                      $1,422,119                    $1,468,575                             $1,518,421
     10/31/1998                      $1,419,417                    $1,475,742                             $1,515,232
     11/30/1998                      $1,418,991                    $1,474,224                             $1,516,899
     12/31/1998                      $1,423,390                    $1,479,868                             $1,523,270
      1/31/1999                      $1,430,365                    $1,485,524                             $1,530,581
      2/28/1999                      $1,425,502                    $1,478,854                             $1,515,122
      3/31/1999                      $1,435,623                    $1,488,868                             $1,527,243
      4/30/1999                      $1,439,930                    $1,493,513                             $1,531,825
      5/31/1999                      $1,438,922                    $1,492,495                             $1,522,787
      6/30/1999                      $1,440,504                    $1,496,859                             $1,523,396
      7/31/1999                      $1,443,818                    $1,501,510                             $1,521,721
      8/31/1999                      $1,445,839                    $1,505,671                             $1,523,547
      9/30/1999                      $1,456,538                    $1,515,480                             $1,537,259
     10/31/1999                      $1,461,636                    $1,519,583                             $1,540,487
     11/30/1999                      $1,463,828                    $1,522,537                             $1,543,722
     12/31/1999                      $1,467,634                    $1,523,852                             $1,541,406
      1/31/2000                      $1,468,221                    $1,523,524                             $1,537,245
      2/29/2000                      $1,476,590                    $1,533,910                             $1,548,313
      3/31/2000                      $1,484,121                    $1,543,128                             $1,561,473
      4/30/2000                      $1,479,372                    $1,546,986                             $1,559,600
      5/31/2000                      $1,484,106                    $1,552,710                             $1,565,058
      6/30/2000                      $1,500,876                    $1,569,635                             $1,582,430
      7/31/2000                      $1,511,682                    $1,579,680                             $1,592,241
      8/31/2000                      $1,522,718                    $1,591,686                             $1,603,865
      9/30/2000                      $1,538,097                    $1,604,101                             $1,618,460
     10/31/2000                      $1,543,019                    $1,612,763                             $1,623,315
     11/30/2000                      $1,560,147                    $1,628,407                             $1,638,088
     12/31/2000                      $1,578,088                    $1,648,436                             $1,655,451
      1/31/2001                      $1,595,132                    $1,670,196                             $1,678,959
      2/28/2001                      $1,606,617                    $1,681,052                             $1,690,711
      3/31/2001                      $1,619,470                    $1,694,668                             $1,702,885
      4/30/2001                      $1,621,089                    $1,699,583                             $1,706,971
      5/31/2001                      $1,628,060                    $1,708,931                             $1,717,555
      6/30/2001                      $1,633,758                    $1,715,083                             $1,724,597
      7/31/2001                      $1,651,566                    $1,735,149                             $1,745,809
      8/31/2001                      $1,662,466                    $1,746,081                             $1,757,157
      9/30/2001                      $1,684,078                    $1,775,240                             $1,773,850
     10/31/2001                      $1,701,929                    $1,792,993                             $1,787,331
     11/30/2001                      $1,694,781                    $1,787,972                             $1,778,573
     12/31/2001                      $1,692,578                    $1,789,045                             $1,776,795
      1/31/2002                      $1,698,333                    $1,793,339                             $1,781,947
      2/28/2002                      $1,707,334                    $1,802,306                             $1,787,115
      3/31/2002                      $1,697,432                    $1,789,329                             $1,779,073
      4/30/2002                      $1,718,117                    $1,810,980                             $1,793,306

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 1.50%.

**Sales Charge for Class M Shares is 1.50%.

The Fund commenced operations on 11/30/90.

Returns for the Class A Shares prior to 5/6/96 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

Returns for the Class M Shares prior to 7/1/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class M Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Short Term Bond Fund II, Lehman 1-3 Year U.S. Gov't Bond Index, and Lipper Short-Term Investment Grade Debt Funds Index from April 30, 1992 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman 1-3 U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan STRATEGIC INCOME FUND
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Strategic Income Fund, which seeks a high level of income, had a total return of 2.13% (Class A Shares, without sales charges) for the six months ended April 30, 2002. This compares to a decline of 0.01% by its benchmark, the Lehman Aggregate Bond Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: Performance benefited from our holdings in private mortgages and in emerging markets debt. As the economy showed signs of recovery, investor demand for high-yield securities rose, benefiting performance. Our private corporate position, however, detracted slightly from returns.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

As the period began, we added significantly to our emerging markets and private mortgage positions. Emerging markets debt was particularly attractive given that global monetary conditions have improved. In April, we sold a modest amount of our position in emerging markets debt because spreads had tightened significantly. The increased volatility also warranted a reduction in exposure. Private mortgages continued to outperform and credit sectors lagged, due mainly to the tension in the Middle East and the expectation that the Fed would not raise interest rates until later in the year.

Q: WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain overweight in emerging markets debt, high yield and investment-grade commercial paper.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
                                                                   SINCE INCEPTION
                                  1 YEAR             3 YEARS          (11/30/98)
----------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge          4.81%              3.43%             3.72%
     With Sales Charge*            0.09%              1.85%             2.33%

   Class B Shares
     Without CDSC                  4.32%              3.04%             3.34%
     With CDSC**                  -0.63%              2.19%             2.62%

   Class C Shares
     Without CDSC                  4.22%              3.04%             3.34%
     With CDSC***                  3.23%              3.04%             3.34%

   Class M Shares
     Without Sales Charge          4.46%              3.16%             3.45%
     With Sales Charge****         1.39%              2.10%             2.53%

   Select Shares*****              4.81%              3.44%             3.74%

LIFE OF FUND PERFORMANCE (11/30/98 TO 4/30/02)

[CHART]

                               JPMORGAN STRATEGIC INCOME      LEHMAN AGGREGATE          LIPPER MULTI-SECTOR
                                FUND (CLASS A SHARES)            BOND INDEX             INCOME FUNDS INDEX
     11/30/1998                        $10,000                    $10,000                     $10,000
     12/31/1998                         $9,917                    $10,030                      $9,977
      1/31/1999                         $9,890                    $10,101                     $10,030
      2/28/1999                         $9,874                     $9,924                      $9,895
      3/31/1999                        $10,046                     $9,979                     $10,019
      4/30/1999                        $10,237                    $10,011                     $10,196
      5/31/1999                        $10,074                     $9,923                      $9,982
      6/30/1999                        $10,158                     $9,891                      $9,971
      7/31/1999                        $10,174                     $9,849                      $9,949
      8/31/1999                        $10,177                     $9,844                      $9,877
      9/30/1999                        $10,254                     $9,958                      $9,918
     10/31/1999                        $10,322                     $9,995                      $9,931
     11/30/1999                        $10,405                     $9,994                      $9,997
     12/31/1999                        $10,549                     $9,946                     $10,083
      1/31/2000                        $10,500                     $9,913                      $9,988
      2/29/2000                        $10,670                    $10,033                     $10,120
      3/31/2000                        $10,634                    $10,165                     $10,117
      4/30/2000                        $10,550                    $10,136                      $9,974
      5/31/2000                        $10,428                    $10,131                      $9,849
      6/30/2000                        $10,625                    $10,341                     $10,101
      7/31/2000                        $10,679                    $10,436                     $10,133
      8/31/2000                        $10,761                    $10,587                     $10,216
      9/30/2000                        $10,758                    $10,654                     $10,125
     10/31/2000                        $10,588                    $10,724                      $9,913
     11/30/2000                        $10,451                    $10,900                      $9,796
     12/31/2000                        $10,696                    $11,102                     $10,045
      1/31/2001                        $11,003                    $11,285                     $10,392
      2/28/2001                        $11,027                    $11,383                     $10,415
      3/31/2001                        $10,958                    $11,440                     $10,236
      4/30/2001                        $10,805                    $11,392                     $10,148
      5/31/2001                        $10,943                    $11,460                     $10,237
      6/30/2001                        $10,924                    $11,504                     $10,143
      7/31/2001                        $11,008                    $11,761                     $10,243
      8/31/2001                        $11,143                    $11,896                     $10,379
      9/30/2001                        $10,843                    $12,036                     $10,058
     10/31/2001                        $11,088                    $12,287                     $10,304
     11/30/2001                        $11,189                    $12,118                     $10,403
     12/31/2001                        $11,131                    $12,040                     $10,383
      1/31/2002                        $11,183                    $12,138                     $10,439
      2/28/2002                        $11,225                    $12,255                     $10,476
      3/31/2002                        $11,202                    $12,052                     $10,485
      4/30/2002                        $11,328                    $12,286                     $10,649


Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the period since inception.

***Assumes 1% CDSC for the one year period and 0% thereafter.

****Sales Charge on Class M Shares is 3.0%.

*****Total Returns for the Select Shares is based upon the performance of the Class A Shares, as all outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Select Shares for sale.

The Fund commenced operations on 11/30/98.

All Share Classes, except Class M Shares, were introduced on 11/30/98.

Returns for the Class M Shares prior to 10/28/99 (offering date of the Class M Shares) are calculated using the historical expenses of the Class B Shares, which are higher than the expenses of the Class M Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Strategic Income Fund, Lehman Aggregate Bond Index, and Lipper Multi-Sector Income Funds Index from November 30, 1998 to April 30, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. HIGH YIELD BOND FUND
                    AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. High Yield Bond Fund, which seeks to provide high total return from a portfolio of high yield fixed income securities of domestic issuers, returned 0.16% (Class A Shares, without sales charge) during the four-month period ended April 30, 2002. This compares to the 3.36% return of its benchmark index, the Merrill Lynch High Yield Master II Index. Please note that the Fund was seeded on December 31, 2001, and has not been publicly launched.

Q: WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A: Our move to diversify the Fund across the entire high-yield sector was a positive for performance, but overall security selection was the biggest detractor. The market was significantly split with most basic industrial and consumer sub-sectors performing well and telecommunications, cable and technology issues remaining under pressure. Our holdings in these challenged sub-sectors, all highly volatile during the period, outweighed solid performance of holdings in the stronger sub-sectors.

Q: HOW WAS THE FUND MANAGED?

A: At the beginning of 2002, the U.S. economy was in recession. The Federal Reserve Board had maintained an accommodative posture on monetary policy throughout 2001 and by year-end had lowered the targeted Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery, but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

The high-yield sector moved higher as the economy began to show signs of recovery. However, while the sector as a whole outperformed, some sub-sectors did better than others. Basic industrial and consumer sectors performed well, while telecommunications, cable and technology remained under pressure. We pared back our telecom holdings as the breadth of the market improved, diversifying our position.

Q: WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In seeking to capture the performance that comes with improving corporate balance sheets, we plan to remain broadly diversified across high-yield sub-sectors.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                SINCE INCEPTION
                                                                  (12/31/01)
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge                                            0.16%
     With Sales Charge*                                             -4.36%

   Class B Shares
     Without CDSC                                                    0.00%
     With CDSC**                                                    -4.89%

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the period since inception.

The Fund commenced operations on 12/31/01.

All Share Classes were introduced on 12/31/01.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan U.S. TREASURY INCOME FUND
                   AS OF APRIL 30, 2002 (UNAUDITED)

Q: HOW DID THE FUND PERFORM?

A: JPMorgan U.S. Treasury Income Fund, which seeks to provide investors with monthly dividends while still protecting the value of their investment, declined 2.18% (A Shares, without sales charges) for the six-month period ended April 30, 2002. This compares to the decrease of 1.41% by its benchmark index, the Lehman U.S. Government Bond Index.

Q: WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A: A primary detractor to Fund performance was our underweight in the two-year part of the Treasury curve. However, a modest contribution to performance was our decision to take advantage of opportunities to tactically trade duration.

Q: HOW WAS THE FUND MANAGED?

A: When the period began, the U.S. economy was in recession. The Federal Reserve Board maintained an accommodative posture on monetary policy and by year-end had lowered the Federal Funds Rate to 1.75%. During the first quarter of 2002, the economy seemed to enter a self-sustaining recovery but in April, as the reporting period ended, the pace of recovery was uncertain. Under the circumstances, the Fed is not expected to raise interest rates before August, giving the economy room to grow in the current low inflation environment.

We maintained a long duration through much of the period, but had moved to neutral by the end of the period. During the first quarter of 2002, we reduced our exposure to GNMA mortgages, taking profit on a portion of our out-of-index holdings.

Q: WHAT IS THE OUTLOOK?

A: We expect the Fed to remain on hold for the next few months and for interest rates to remain within their current range. In response, we plan to maintain a neutral position. We believe there will be tactical opportunities to manage our duration position, and we will not hesitate to take advantage of them.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                               1 YEAR       3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge      6.92%         6.26%         6.77%         6.49%
     With Sales Charge*        2.09%         4.65%         5.80%         6.00%

   Class B Shares
     Without CDSC              6.08%         5.30%         5.85%         5.81%
     With CDSC**               1.08%         4.39%         5.53%         5.81%

   Select Shares               7.23%         6.38%         6.84%         6.52%

10-YEAR PERFORMANCE (4/30/92 TO 4/30/02)

[CHART]

                         JPMORGAN U.S TREASURY INCOME     LEHMAN U.S. GOV'T       LIPPER GENERAL U.S. GOV'T
                            FUND (CLASS A SHARES)            BOND INDEX                  FUNDS INDEX
      4/30/1992                    $10,000                    $10,000                       $10,000
      5/31/1992                    $10,173                    $10,185                       $10,178
      6/30/1992                    $10,327                    $10,331                       $10,311
      7/31/1992                    $10,580                    $10,591                       $10,521
      8/31/1992                    $10,699                    $10,689                       $10,608
      9/30/1992                    $10,872                    $10,840                       $10,716
     10/31/1992                    $10,645                    $10,684                       $10,575
     11/30/1992                    $10,592                    $10,666                       $10,583
     12/31/1992                    $10,748                    $10,845                       $10,746
      1/31/1993                    $10,987                    $11,076                       $10,925
      2/28/1993                    $11,204                    $11,298                       $11,087
      3/31/1993                    $11,245                    $11,335                       $11,127
      4/30/1993                    $11,331                    $11,422                       $11,195
      5/31/1993                    $11,301                    $11,410                       $11,202
      6/30/1993                    $11,559                    $11,663                       $11,408
      7/31/1993                    $11,614                    $11,734                       $11,471
      8/31/1993                    $11,885                    $11,996                       $11,665
      9/30/1993                    $11,933                    $12,041                       $11,677
     10/31/1993                    $11,961                    $12,087                       $11,708
     11/30/1993                    $11,833                    $11,954                       $11,581
     12/31/1993                    $11,859                    $12,001                       $11,642
      1/31/1994                    $12,034                    $12,165                       $11,792
      2/28/1994                    $11,752                    $11,907                       $11,570
      3/31/1994                    $11,505                    $11,639                       $11,277
      4/30/1994                    $11,394                    $11,547                       $11,148
      5/31/1994                    $11,366                    $11,532                       $11,105
      6/30/1994                    $11,328                    $11,506                       $11,057
      7/31/1994                    $11,540                    $11,718                       $11,241
      8/31/1994                    $11,536                    $11,720                       $11,243
      9/30/1994                    $11,324                    $11,555                       $11,072
     10/31/1994                    $11,293                    $11,547                       $11,039
     11/30/1994                    $11,260                    $11,526                       $11,009
     12/31/1994                    $11,329                    $11,596                       $11,086
      1/31/1995                    $11,547                    $11,812                       $11,282
      2/28/1995                    $11,793                    $12,066                       $11,533
      3/31/1995                    $11,859                    $12,142                       $11,586
      4/30/1995                    $11,999                    $12,301                       $11,729
      5/31/1995                    $12,459                    $12,797                       $12,154
      6/30/1995                    $12,554                    $12,895                       $12,227
      7/31/1995                    $12,506                    $12,847                       $12,185
      8/31/1995                    $12,635                    $12,998                       $12,327
      9/30/1995                    $12,753                    $13,122                       $12,443
     10/31/1995                    $12,940                    $13,322                       $12,607
     11/30/1995                    $13,125                    $13,530                       $12,785
     12/31/1995                    $13,314                    $13,722                       $12,963
      1/31/1996                    $13,390                    $13,806                       $13,029
      2/29/1996                    $13,081                    $13,524                       $12,762
      3/31/1996                    $12,949                    $13,412                       $12,655
      4/30/1996                    $12,839                    $13,326                       $12,567
      5/31/1996                    $12,788                    $13,303                       $12,521
      6/30/1996                    $12,934                    $13,475                       $12,666
      7/31/1996                    $12,977                    $13,508                       $12,690
      8/31/1996                    $12,912                    $13,479                       $12,657
      9/30/1996                    $13,119                    $13,703                       $12,870
     10/31/1996                    $13,401                    $14,004                       $13,149
     11/30/1996                    $13,633                    $14,248                       $13,380
     12/31/1996                    $13,481                    $14,102                       $13,243
      1/31/1997                    $13,474                    $14,118                       $13,270
      2/28/1997                    $13,473                    $14,138                       $13,298
      3/31/1997                    $13,333                    $13,988                       $13,141
      4/30/1997                    $13,510                    $14,189                       $13,336
      5/31/1997                    $13,617                    $14,311                       $13,447
      6/30/1997                    $13,761                    $14,471                       $13,605
      7/31/1997                    $14,158                    $14,882                       $13,981
      8/31/1997                    $13,978                    $14,735                       $13,835
      9/30/1997                    $14,175                    $14,956                       $14,047
     10/31/1997                    $14,385                    $15,215                       $14,253
     11/30/1997                    $14,464                    $15,292                       $14,305
     12/31/1997                    $14,607                    $15,453                       $14,449
      1/31/1998                    $14,791                    $15,685                       $14,633
      2/28/1998                    $14,726                    $15,643                       $14,605
      3/31/1998                    $14,769                    $15,686                       $14,641
      4/30/1998                    $14,797                    $15,757                       $14,699
      5/31/1998                    $14,958                    $15,919                       $14,835
      6/30/1998                    $15,132                    $16,101                       $14,961
      7/31/1998                    $15,127                    $16,125                       $14,984
      8/31/1998                    $15,537                    $16,544                       $15,277
      9/30/1998                    $15,972                    $16,991                       $15,623
     10/31/1998                    $15,908                    $16,933                       $15,507
     11/30/1998                    $15,870                    $16,938                       $15,541
     12/31/1998                    $15,889                    $16,975                       $15,583
      1/31/1999                    $15,989                    $17,074                       $15,672
      2/28/1999                    $15,527                    $16,667                       $15,334
      3/31/1999                    $15,585                    $16,732                       $15,412
      4/30/1999                    $15,627                    $16,771                       $15,452
      5/31/1999                    $15,470                    $16,623                       $15,282
      6/30/1999                    $15,436                    $16,590                       $15,202
      7/31/1999                    $15,405                    $16,565                       $15,116
      8/31/1999                    $15,402                    $16,565                       $15,075
      9/30/1999                    $15,513                    $16,699                       $15,260
     10/31/1999                    $15,527                    $16,726                       $15,285
     11/30/1999                    $15,510                    $16,703                       $15,271
     12/31/1999                    $15,422                    $16,594                       $15,167
      1/31/2000                    $15,436                    $16,617                       $15,120
      2/29/2000                    $15,679                    $16,853                       $15,312
      3/31/2000                    $15,943                    $17,150                       $15,542
      4/30/2000                    $15,893                    $17,102                       $15,484
      5/31/2000                    $15,905                    $17,112                       $15,467
      6/30/2000                    $16,170                    $17,417                       $15,778
      7/31/2000                    $16,317                    $17,586                       $15,900
      8/31/2000                    $16,541                    $17,846                       $16,138
      9/30/2000                    $16,581                    $17,896                       $16,198
     10/31/2000                    $16,715                    $18,068                       $16,327
     11/30/2000                    $17,048                    $18,424                       $16,643
     12/31/2000                    $17,368                    $18,790                       $16,960
      1/31/2001                    $17,561                    $18,980                       $17,149
      2/28/2001                    $17,728                    $19,196                       $17,317
      3/31/2001                    $17,802                    $19,264                       $17,360
      4/30/2001                    $17,540                    $19,067                       $17,212
      5/31/2001                    $17,628                    $19,130                       $17,293
      6/30/2001                    $17,677                    $19,218                       $17,350
      7/31/2001                    $18,111                    $19,679                       $17,755
      8/31/2001                    $18,303                    $19,923                       $17,954
      9/30/2001                    $18,670                    $20,270                       $18,207
     10/31/2001                    $19,171                    $20,793                       $18,646
     11/30/2001                    $18,642                    $20,327                       $18,267
     12/31/2001                    $18,403                    $20,150                       $18,092
      1/31/2002                    $18,563                    $20,281                       $18,253
      2/28/2002                    $18,740                    $20,468                       $18,446
      3/31/2002                    $18,342                    $20,024                       $18,064
      4/30/2002                    $18,751                    $20,500                       $18,464

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 7/8/87.

Returns for the Class B Shares prior to 11/4/93 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Select Shares prior to 2/16/01 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Treasury Income Fund, Lehman U.S. Gov't Bond Index, and Lipper General U.S. Gov't Funds Index from April 30, 1992 to April 30, 2002. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. treasury and agency issues. The Lipper General U.S. Gov't Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Class A Shares have a $2,500 minimum initial deposit and carry a 4.50% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan BOND FUND
                  PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Long-Term Investments -- 68.0%
--------------------------------------------------------------------------------------
                U.S. Treasury Securities -- 2.1%
                U.S. Treasury Note & Bonds,
    $  500       3.00%, 11/30/03 @ +                                 $       501
     1,660       3.63%, 08/31/03 +                                         1,681
    14,230       4.88%, 02/15/12 +                                        13,988
        55       5.00%, 02/15/11 +                                            55
     3,200       5.00%, 08/15/11 +                                         3,174
     3,815       5.38%, 02/15/31 +                                         3,692
       605       6.13%, 11/15/27 +                                           635
     2,920       6.13%, 08/15/29 +                                         3,076
       385       6.25%, 05/15/30 +                                           413
     2,800       6.88%, 05/15/06 @ +                                       3,068
       840       8.88%, 02/15/19 +                                         1,128
    38,155       PO, 0.00%, 11/15/15 +                                    17,491
                ----------------------------------------------------------------------
                Total U.S. Treasury Securities                            48,902
                (Cost $47,462)
                ----------------------------------------------------------------------
                U.S. Government Agency Securities -- 0.0%
                -----------------------------------------
                Federal National Mortgage Association,
         2       7.00%, 07/15/05 +                                             2
       570       7.25%, 05/15/30 +                                           641
                ----------------------------------------------------------------------
                Total U.S. Government Agency Securities                      643
                (Cost $642)
                ----------------------------------------------------------------------
                Foreign Government Securities -- 1.5%
                -------------------------------------
                Federal Republic of Brazil (Brazil),
     3,368       8.00%, 04/15/14                                           2,630
       155       11.00%, 01/11/12                                            135
     2,580       11.00%, 08/17/40                                          2,007
     1,230       11.50%, 03/12/08                                          1,169
     1,416       FRN, 3.13%, 04/15/09                                      1,149
                National Republic of Bulgaria (Bulgaria),
     1,646       FRN, 2.81%, 07/28/11                                      1,469
     1,700       Ser. A, FRN, 2.81%, 07/28/12                              1,554
                Republic of Peru (Peru),
     2,205       9.13%, 02/21/12                                           2,131
     2,945       FRN, 4.50%, 03/07/17                                      2,305
                Republic of Philippines (Philippines),
     1,670       8.38%, 03/12/09                                           1,691
     1,030       9.88%, 01/15/19                                           1,062
       430       10.63%, 03/16/25                                            464
                Republic of Turkey (Turkey),
     1,340       11.88%, 01/15/30                                          1,396
       705       12.38%, 06/15/09                                            761
                Russian Federation (Russia),
     1,440       8.25%, 03/31/10                                           1,414
       590       10.00%, 06/26/07                                            633
       430       11.00%, 07/24/18                                            470
     2,995       SUB, 5.00%, 03/31/07                                      2,070

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------------
                United Mexican States (Mexico),
    $  750       6.25%, 12/31/19                                     $       719
     1,700       7.50%, 01/14/12                                           1,726
       800       8.13%, 12/30/19                                             808
     1,720       8.30%, 08/15/31                                           1,750
     1,700       8.50%, 02/01/06                                           1,840
     1,485       9.88%, 02/01/10                                           1,708
     1,930       11.38%, 09/15/16                                          2,478
       750       FRN, 0.00%, 06/30/03                                          1
                ----------------------------------------------------------------------
                Total Foreign Government Securities                       35,540
                (Cost $35,529)
                ----------------------------------------------------------------------
                Corporate Notes & Bonds -- 20.9%
                --------------------------------
                Advertising -- 0.1%
     2,200      Lamar Advertising Co., 8.63%, 09/15/07                     2,294

                Aerospace -- 0.1%
     1,070      BE Aerospace, Inc., Ser. B, 8.88%, 05/01/11 +              1,006
       720      Northrop Grumman Corp., 7.75%, 02/15/31 +                    752
     1,200      Raytheon Co., 6.55%, 03/15/10 +                            1,200
                                                                     -----------------
                                                                           2,958

                Airlines -- 0.7%
     5,829      Continental Airlines, Inc., 6.70%, 06/15/21 +              5,642
    10,826      US Airways, Inc., 7.08%, 03/20/21 +                       11,032
                                                                     -----------------
                                                                          16,674

                Apparel -- 0.0%
       805      Levi Strauss & Co., 11.63%, 01/15/08                         853

                Automotive -- 1.5%
                DaimlerChrysler N.A. Holding Corp.,
     4,105       7.75%, 01/18/11 +                                         4,372
       815       8.50%, 01/18/31 +                                           903
     1,520      Ford Motor Co., 7.45%, 07/16/31 +                          1,436
    15,000      Ford Motor Credit Co., 7.88%, 06/15/10 +                  15,486
                General Motors Acceptance Corp.,
     6,925       5.85%, 01/14/09 +                                         6,627
     6,525       6.88%, 09/15/11 +                                         6,532
                                                                     -----------------
                                                                          35,356

                Banking -- 2.7%
     4,275      Abbey National Capital Trust I, FRN, 8.96%,
                 12/31/49 +                                                4,933
     8,090      Bank of America Corp., 7.40%, 01/15/11 +                   8,701
     2,785      Bank One Corp., 7.88%, 08/01/10 +                          3,083
     4,985      Barclays Bank PLC (United Kingdom), FRN, #,
                 8.55%, 12/31/49 +                                         5,629
     4,625      BNP Paribas Capital Trust, FRN, #, 9.00%,
                 12/31/49 +                                                5,313
     3,395      Dresdner Funding Trust I, #, 8.15%, 06/30/31 +             3,622
     5,500      First Union National Bank, 7.80%, 08/18/10 +               6,072
     5,000      KBC Bank Fund Trust III, FRN, #, 9.86%, 12/31/49 +         5,770

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------------
                Banking -- Continued
                Royal Bank of Scotland Group PLC
                 (United Kingdom),
   $ 5,000       7.82%, 12/31/49 +                                   $     5,411
     4,905       FRN, 7.65%, 12/31/49 +                                    5,087
     1,230      Standard Chartered Bank PLC (United Kingdom),
                 #, 8.00%, 05/30/31 +                                      1,281
     7,040      SunTrust Banks, Inc., 6.38%, 04/01/11 +                    7,182
                                                                     -----------------
                                                                          62,084

                Broadcasting/Cable -- 0.3%
     4,350      Comcast Cable Communications, Inc., 7.13%,
                 06/15/13                                                  4,167
     2,500      Fox Sports Networks LLC, 8.88%, 08/15/07                   2,575
                                                                     -----------------
                                                                           6,742

                Business Services -- 0.2%
     5,500      Cendant Corp., 7.75%, 12/01/03                             5,583

                Chemicals -- 0.2%
       955      Huntsman International LLC, #, 9.88%, 03/01/09               965
     3,770      Lyondell Chemical Co., Ser. B, 9.88%, 05/01/07             3,713
                                                                     -----------------
                                                                           4,678

                Construction -- 0.2%
     1,540      Beazer Homes USA, Inc., #, 8.38%, 04/15/12                 1,559
                D.R. Horton, Inc.,
       150       #, 8.50%, 04/15/12                                          150
     2,220       9.75%, 09/15/10                                           2,326
                                                                     -----------------
                                                                           4,035

                Consumer Products -- 0.1%
     1,360      Playtex Products, Inc., 9.38%, 06/01/11                    1,450

                Consumer Services -- 0.2%
     2,000      Iron Mountain, Inc., 8.63%, 04/01/13                       2,080
     1,930      United Rentals North America, Inc., Ser. B,
                 10.75%, 04/15/08                                          2,113
                                                                     -----------------
                                                                           4,193

                Diversified -- 0.4%
     8,670      General Electric Capital Corp., MTN, 5.88%, 02/15/12       8,522

                Entertainment/Leisure -- 0.1%
                Six Flags, Inc.,
     1,065       #, 8.88%, 02/01/10                                        1,086
     1,700       9.75%, 06/15/07                                           1,794
                                                                     -----------------
                                                                           2,880

                Environmental Services -- 0.1%
     2,350      Allied Waste North America, Ser. B, 10.00%,
                 08/01/09                                                  2,415

                Financial Services -- 3.2%

     2,375      CIT Group, Inc., 7.75%, 04/02/12                           2,352
     8,300      Citigroup, Inc., 7.25%, 10/01/10 +                         8,871

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------------
                Financial Services -- Continued
                Credit Suisse First Boston USA, Inc.,
   $ 2,030       6.50%, 01/15/12 +                                   $     2,003
        55       MTN, 6.13%, 11/15/11 +                                       53
     2,345      Goldman Sachs Group, Inc., 6.60%, 01/15/12                 2,330
                Household Finance Corp.,
     5,700       6.50%, 01/24/06                                           5,791
     1,670       6.75%, 05/15/11                                           1,665
       175       8.00%, 07/15/10                                             189
     9,145      HSBC Capital Funding LP (Channel Islands), FRN,
                 #, 9.55%, 12/29/49 +                                     10,716
     5,320      ING Capital Funding Trust III, 8.44%, 12/31/49             5,899
     1,655      Lehman Brothers Holdings, Inc., 6.63%, 01/18/12            1,641
     4,475      McKesson Financial of Canada (Canada), #, 6.55%,
                 11/01/02                                                  4,503
     3,355      Pemex Project Funding Master Trust, 8.50%,
                 02/15/08                                                  3,577
                Targeted Return Index (TRAINS),
     4,520       Ser. 2002-5, FRN, #, 6.00%, 01/25/07 +                    4,494
     9,035       Ser. 2002-10, FRN, #, 6.86%, 01/15/12                     9,124
     6,005      UBS Preferred Funding Trust I, FRN, 8.62%,
                 12/31/49                                                  6,755
     2,455      Washington Mutual Bank FA, 6.88%, 06/15/11 +               2,521
                                                                     -----------------
                                                                          72,484

                Food/Beverage Products -- 0.6%
       575      Ahold Finance USA, Inc., 6.88%, 05/01/29                     549
       880      Conagra Foods, Inc., 6.75%, 09/15/11                         901
     1,295      Del Monte Corp., Ser. B, 9.25%, 05/15/11                   1,382
     2,640      Fleming Companies, Inc., 10.13%, 04/01/08                  2,772
     1,660      Great Atlantic & Pacific Tea Company, Inc.,
                 9.13%, 12/15/11                                           1,747
     4,210      Kellogg Co., Ser. B, 6.60%, 04/01/11                       4,324
     1,410      Smithfield Foods, Inc., 7.63%, 02/15/08                    1,405
                                                                     -----------------
                                                                          13,080

                Health Care/Health Care Services -- 0.4%
     1,675      Alliance Imaging, Inc., 10.38%, 04/15/11                   1,786
     1,900      HCA, Inc., 7.88%, 02/01/11                                 2,022
     3,050      Healthsouth Corp., 10.75%, 10/01/08                        3,393
     2,000      Mariner Health Group Corp., Ser. B, #, 0.00%,
                 05/03/02 (d)                                                  0
     1,090      Tenet Healthcare Corp., #, 6.38%, 12/01/11                 1,072
                                                                     -----------------
                                                                           8,273

                Hotels/Other Lodging -- 0.3%
     1,030      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07            1,130
     3,110      MGM Mirage, Inc., 8.38%, 02/01/11                          3,235
     2,515      Starwood Hotels & Resorts Worldwide, Inc., #,
                 7.88%, 05/01/12                                           2,518
                                                                     -----------------
                                                                           6,883

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
--------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------------
                Insurance -- 0.2%
   $ 1,370      AXA (France), 8.60%, 12/15/30                        $     1,552
     3,330      Metlife, Inc., 6.13%, 12/01/11                             3,319
       800      Nationwide Financial Services, 6.25%, 11/15/11               792
                                                                     -----------------
                                                                           5,663

                Multi-Media -- 1.1%
     2,480      Adelphia Communications Corp., 9.38%, 11/15/09             2,021
     5,810      AOL Time Warner, Inc., 7.63%, 04/15/31                     5,417
     1,500      British Sky Broadcasting Group Plc
                 (United Kingdom) (Yankee), 8.20%, 07/15/09                1,521
                Charter Communications Holdings LLC/Charter
                 Communications Holdings Capital Corp.,
     4,325       8.25%, 04/01/07                                           3,860
     1,290       11.13%, 01/15/11                                          1,264
     1,350      Clear Channel Communications, Inc., 7.25%,
                 10/15/27                                                  1,226
                Echostar DBS Corp.,
       950       #, 9.13%, 01/15/09                                          988
     1,375       9.38%, 02/01/09                                           1,416
     2,070      Mediacom LLC/Mediacom Capital Corp., 9.50%,
                 01/15/13                                                  2,070
     3,505      News America Holdings, Inc., 7.75%, 12/01/45               3,219
     1,480      Primedia, Inc., 8.88%, 05/15/11                            1,273
       995      Young Broadcasting, Inc., 10.00%, 03/01/11                 1,045
                                                                     -----------------
                                                                          25,320

                Oil & Gas -- 1.1%
       770      Alberta Energy Co., LTD (Canada) (Yankee),
                 7.38%, 11/01/31                                             796
     2,595      Amerada Hess Corp., 7.88%, 10/01/29                        2,768
     1,050      Anadarko Finance Co., 7.50%, 05/01/31                      1,099
     3,040      Chesapeake Energy Corp., 8.13%, 04/01/11                   3,070
     4,800      Consolidated Natural Gas Co., 6.25%, 11/01/11              4,698
                Devon Financing Corp. ULC,
        10       7.88%, 09/30/31                                              11
     1,005       #, 7.88%, 09/30/31                                        1,057
                Occidental Petroleum Corp.,
     2,645       6.75%, 01/15/12                                           2,723
       210       7.65%, 02/15/06                                             227
       120      Phillips Petroleum Co., 8.75%, 05/25/10                      139
                Transocean Sedco Forex, Inc.,
     2,660       6.63%, 04/15/11                                           2,660
     3,595       7.50%, 04/15/31                                           3,664
     2,710      Valero Energy Corp., 6.88%, 04/15/12                       2,729
                                                                     -----------------
                                                                          25,641

                Packaging -- 0.2%
     2,165      Owens-Brockway Glass Container Corp., #,
                 8.88%, 02/15/09                                           2,230
     1,745      Stone Container Corp., 9.75%, 02/01/11                     1,885
                                                                     -----------------
                                                                           4,115

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Paper/Forest Products -- 0.4%
$    5,000      Champion International Corp., 7.10%, 09/01/05           $  5,255
        65      International Paper Co., 6.75%, 09/01/11                      66
       915      MeadWestvaco Corp., 6.85%, 04/01/12                          929
       700      Westvaco Corp., 8.20%, 01/15/30                              773
     2,800      Weyerhaeuser Co., #, 6.75%, 03/15/12                       2,825
                                                                        --------
                                                                           9,848

                Pipelines -- 0.7%
                Dynegy Holdings, Inc.,
     6,500       6.88%, 04/01/11                                           5,631
       180       7.45%, 07/15/06                                             168
     1,000      Dynegy-Roseton Danskammer, 7.67%, 11/08/16                   840
     4,025      El Paso Corp., 7.00%, 05/15/11                             3,999
       325      Sonat, Inc., 7.63%, 07/15/11                                 334
       860      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                             976
                Williams Companies, Inc.,
       350       6.20%, 08/01/02                                             350
     3,405       Ser. A, 7.50%, 01/15/31                                   3,133
                                                                        --------
                                                                          15,431

                Real Estate Investment Trust -- 0.2%
     2,260      FelCor Lodging Trust, Inc., #, 9.50%, 09/15/08             2,347
     1,450      Host Marriott LP, #, 9.50%, 01/15/07                       1,526
     1,820      Ventas Realty LP/Ventas Capital Corp., #, 8.75%,
                 05/01/09                                                  1,856
                                                                        --------
                                                                           5,729

                Restaurants/Food Services -- 0.1%
     1,520      Tricon Global Restaurants, Inc., 8.88%, 04/15/11           1,634

                Retailing-- 0.2%
     1,100      Albertson's, Inc., 7.50%, 02/15/11                         1,174
     1,625      Federated Department Stores, 7.00%, 02/15/28               1,573
                Kroger Co.,
        90       6.80%, 04/01/11                                              92
     1,275       7.50%, 04/01/31                                           1,316
       105      Lowe's Companies, Inc., 6.88%, 02/15/28                      106
                                                                        --------
                                                                           4,261

                Semi-Conductors-- 0.1%
     1,955      Fairchild Semiconductor International, Inc.,
                 10.50%, 02/01/09                                          2,151

                Shipping/Transportation-- 0.7%
                Burlington Northern Santa Fe Corp.,
        45       6.88%, 12/01/27                                              44
     1,155       7.08%, 05/13/29                                           1,150
     1,390       7.33%, 06/23/10                                           1,482
     5,345      CSX Corp., 6.75%, 03/15/11                                 5,440
                Norfolk Southern Corp.,
     3,000       6.75%, 02/15/11                                           3,064
        95       7.80%, 05/15/27                                             103

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Shipping/Transportation -- Continued
$    1,820      Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11        $  1,902
                Union Pacific Corp.,
     2,155       6.50%, 04/15/12                                           2,164
       705       6.63%, 02/01/29                                             667
                                                                        --------
                                                                          16,016

                Steel -- 0.0%
       960      AK Steel Corp., 9.13%, 12/15/06                              998

                Telecommunications --- 3.2%
     1,005      American Cellular Corp., 9.50%, 10/15/09                     643
     2,645      American Tower Corp., 9.38%, 02/01/09                      1,838
                AT&T Corp.,
       110       6.00%, 03/15/09                                              97
     4,000       6.50%, 03/15/29                                           3,022
                AT&T Wireless Services, Inc.,
     5,775       7.88%, 03/01/11                                           5,624
       745       8.75%, 03/01/31                                             725
       235      BellSouth Capital Funding, 7.88%, 02/15/30                   254
                British Telecommunications PLC (United Kingdom),
       130       SUB, 8.37%, 12/15/10                                        142
     2,665       SUB, 8.88%, 12/15/30                                      3,009
                Cox Enterprises, Inc.,
     3,015       #, 7.88%, 09/15/10                                        2,993
       400       #, 8.00%, 02/15/07                                          412
                Crown Castle International Corp.,
     1,380       9.38%, 08/01/11                                           1,173
     1,330       10.75%, 08/01/11                                          1,204
       750       SUB, 0.00%, 05/15/04                                        458
     1,730      Deutsche Telekom International Finance BV
                 (The Netherlands), SUB, 8.25%, 06/15/30                   1,802
     5,400      France Telecom (France), SUB, #, 8.25%, 03/01/11           5,502
       800      Insight Midwest LP/Insight Capital, Inc., 10.50%,
                 11/01/10                                                    850
     4,305      Nextel Communications, Inc., 9.50%, 02/01/11               2,906
                Qwest Capital Funding, Inc.,
     3,590       7.25%, 02/15/11                                           2,621
       145       7.90%, 08/15/10                                             107
     1,500      Rogers Wireless Communications, Inc. (Canada),
                 9.63%, 05/01/11                                           1,440
     2,240      SBC Communications, Inc., 5.88%, 02/01/12                  2,147
                Sprint Capital Corp.,
   11,910        #, 6.00%, 01/15/07                                       11,227
       445       5.70%, 11/15/03                                             426
     3,780       6.88%, 11/15/28                                           2,987
                TCI Communications, Inc.,
       175       7.88%, 08/01/13                                             177
       135       7.88%, 02/15/26                                             125
    10,000       8.75%, 08/01/15                                          10,481
     1,105      Time Warner Telecom, Inc., 10.13%, 02/01/11                  558

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Telecommunications --- Continued
$    3,640      Verizon Global Funding Corp., 7.75%, 12/01/30           $  3,575
     7,995      WorldCom, Inc., 8.25%, 05/15/31                            3,518
                                                                        --------
                                                                          72,043

                Utilities -- 1.3%
     3,080      Calpine Corp., 8.50%, 02/15/11                             2,633
     2,365      CMS Energy Corp., 8.50%, 04/15/11                          2,502
       506      Cogentrix Energy, Inc., Ser B., 8.75%, 10/15/08              501
                Constellation Energy Group, Inc.,
     2,780       7.00%, 04/01/12                                           2,826
       445       MTN, 7.88%, 04/01/05                                        475
       310      Dominion Resources, Inc., Ser. A, 8.13%, 06/15/10            341
        50      DTE Energy Co., 7.05%, 06/01/11                               52
     1,385      Duke Energy Corp., 6.25%, 01/15/12                         1,396
     1,415      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                 1,332
     1,535      MidAmerican Energy Holdings Co., 6.75%, 12/30/31           1,463
                National Rural Utilities Cooperative Finance Corp.,
     1,210       6.00%, 05/15/06                                           1,229
     1,430       7.25%, 03/01/12                                           1,482
     2,050      Nisource Finance Corp., 7.88%, 11/15/10                    2,066
                Progress Energy, Inc.,
     3,310       6.85%, 04/15/12                                           3,366
        70       7.10%, 03/01/11                                              72
     2,495      PSEG Power LLC, 7.75%, 04/15/11                            2,627
     1,560      TXU Corp., 6.38%, 06/15/06                                 1,580
       250      TXU Eastern Funding (United Kingdom) (Yankee),
                 6.45%, 05/15/05                                             255
     3,600      United Utilities PLC (United Kingdom) (Yankee),
                 6.88%, 08/15/28                                           3,085
       160      Xcel Energy, Inc., 7.00%, 12/01/10                           159
                                                                        --------
                                                                          29,442
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            479,729
                (Cost $489,930)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities -- 31.3%
                -----------------------------------------------
                Collateralized Mortgage Obligations -- 0.2%
     2,192      Federal Home Loan Mortgage Corp., Ser. 205,
                 Class IO, 7.00%, 09/01/29 +                                 471
     5,209      Federal National Mortgage Association, Ser. 309,
                 Class IO, 7.00%, 11/01/30 +                               1,081
     2,253      SACO I, Inc., Ser. 1997-2, Class 1A5, #, 7.00%,
                 08/25/36 +                                                2,276
                                                                        --------
                                                                           3,828

                Mortgage Backed Pass-Through Securities -- 31.1%
                Federal Home Loan Mortgage Corp.,
     1,738       Gold Pool C00785, 6.50%, 06/01/29                         1,767
        85       Gold Pool E00425, 6.00%, 04/01/11                            87
        41       Gold Pool E63377, 6.00%, 03/01/11                            41
        94       Gold Pool E63827, 6.00%, 04/01/11                            96
        61       Gold Pool E63836, 6.00%, 04/01/11                            63

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Mortgage Backed Pass-Through Securities -- Continued
$       97       Gold Pool E63883, 6.00%, 04/01/11                      $    100
       280       Gold Pool E63908, 6.00%, 04/01/11                           287
     4,348       Gold Pool G01155, 6.50%, 08/01/30                         4,412
    29,270       Gold Pool W10004, 6.90%, 12/01/10 +                      30,747
    44,000       Gold Pool, TBA, 6.00%, 06/15/17                          44,481
    48,000       Gold Pool, TBA, 6.00%, 05/15/32                          47,445
    82,000       Gold Pool, TBA, 6.50%, 05/15/32                          83,050
                Federal National Mortgage Association,
        44       Pool 370760, 8.00%, 05/01/27                                 46
     1,026       Pool 390313, 8.00%, 06/01/27                              1,085
         1       Pool 50617, 8.00%, 08/01/22                                   1
   122,965       TBA, 6.00%, 05/25/32                                    121,505
   233,834       TBA, 6.50%, 06/25/32                                    235,661
    31,850       TBA, 7.00%, 07/25/32                                     32,587
                Government National Mortgage Association,
       169       Pool 447114, 8.50%, 05/15/27 +                              181
       118       Pool 780257, 7.00%, 12/15/08 +                              125
        39       Pool 780473, 9.00%, 12/15/19 +                               43
   112,000       TBA, 6.50%, 05/15/32                                    113,435
                                                                        --------
                                                                         717,245
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             721,073
                (Cost $711,724)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 6.2%
                ---------------------------------------------
       311      Bear Stearns Commercial Mortgage Securities,
                 Ser. 2001-TOP4, Class A1, 5.06%, 12/15/10 +                 306
                COMM,
     8,922       Ser. 2000-FL3A, Class LWS, FRN, #, 3.31%,
                 11/15/12 +                                                8,859
     7,000       Ser. 2000-FL3A, Class LWT, FRN, #, 3.16%,
                 11/15/12 +                                                6,970
    10,000      Commercial Mortgage Acceptance Corp.,
                 Ser. 1998-C2, Class D, 7.13%, 09/15/30 +                 10,028
                Credit Suisse First Boston Mortgage Securities Corp.,
       395       Ser. 1998-C2, Class A2, 6.30%, 11/11/30 +                   409
    17,360       Ser. 2001-CF2, Class A3, 6.24%, 02/15/34 +               17,961
    20,625       Ser. 2001-CK1, Class A3, 6.38%, 12/16/35 +               21,192
    12,430       Ser. 2001-CKN5, Class A4, 5.44%, 07/15/11 +              11,970
                GMAC Commercial Mortgage Securities, Inc.,
    10,395       Ser. 1997-C1, Class A3, 6.87%, 07/15/29 +                11,040
       406       Ser. 1998-C2, Class A1, 6.15%, 05/15/35 +                   422
                GS Mortgage Securities Corp. II,
     5,000       Ser. 2000-GSFL, Class F, FRN, #, 3.61%, 08/15/12 +        4,961
     4,000       Ser. 2001-LIBA, Class E, #, 6.73%, 02/10/16 +             3,752
     6,950      Heller Financial Commercial Mortgage Asset Corp.,
                 Ser. 1999-PH1, Class A2, 6.85%, 05/15/31 +                7,358
       750      LB Commercial Conduit Mortgage Trust,
                 Ser. 1999-C2, Class A2, 7.33%, 10/15/32 +                   812
       990      Merrill Lynch Mortgage Investors, Inc.,
                 Ser. 1998-C2, Class A2, 6.39%, 02/15/30                   1,032

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
$      562      Morgan Stanley Capital I, Ser. 1998-WF2,
                 Class A1, 6.34%, 11/15/07 +                            $    586
       619      Mortgage Capital Funding, Inc., Ser. 1998-MC3,
                 Class A1, 6.00%, 11/18/31 +                                 638
               PNC Mortgage Acceptance Corp.,
    20,205       Ser. 2001-C1, Class A2, 6.36%, 03/12/34 +                20,520
    12,500       Ser. 2000-C1, Class A2, 7.61%, 02/15/10 +                13,628
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities              142,444
                (Cost $138,690)
                ----------------------------------------------------------------
                Asset Backed Securities -- 5.2%
                -------------------------------
    10,000      Citibank Credit Card Master Trust I, Ser. 1998-9,
                 Class A, 5.30%, 01/09/06                                 10,200
    15,000      Conseco Finance Securitizations Corp., Ser 2000-5,
                 Class A3, 7.21%, 02/01/32                                15,553
     2,195      Contimortgage Home Equity Loan Trust, Ser 1997-4,
                 Class A5, 6.44%, 12/15/12                                 2,209
     5,000      First USA Credit Card Master Trust, Ser. 1999-1,
                 Class C, #, 6.42%, 10/19/06                               5,156
     5,000      Ford Credit Auto Owner Trust, Ser. 1999-A, Class D,
                 #, 8.00%, 06/15/04                                        5,064
    12,013      Green Tree Financial Corp., Ser. 1993-3, Class B,
                 6.85%, 10/15/18                                          11,037
    11,813      Green Tree Home Improvement Loan Trust, Ser.
                 1998-E, Class HEA4, 6.62%, 11/15/29                      12,205
    18,800      Restructured Asset Securities with Enhanced
                 Returns (RACERS), 3.40%, 06/17/02 +                      18,800
       125      Sears Credit Account Master Trust, Ser. 1996-3,
                 Class A, 7.00%, 07/15/08                                    130
     1,165      The Money Store Home Equity Trust, Ser. 1997-D,
                 Class AF7, 6.49%, 12/15/38                                1,205
    38,010      WFS Financial Owner Trust, Ser. 2000C, Class A3,
                 7.07%, 02/20/05                                          38,812
                ----------------------------------------------------------------
                Total Asset Backed Securities                            120,371
                (Cost $118,829)
                ----------------------------------------------------------------
                Private Placements -- 0.8%
                --------------------------
                Co-op Apartments -- 0.8%
     4,334      180 East End Ave. Note, 6.88%, 01/01/29 (f) (i)            4,312
       749      200 East 57th Street Note, New York, 6.72%,
                 01/01/13 (f) (i) +                                          777
    10,806      200 East St. Note, 6.50%, 01/01/14 (f) (i)                10,607
     3,181      81 Irving Place Note, 6.95%, 01/01/29 (f) (i)              3,156
                ----------------------------------------------------------------
                Total Private Placements                                  18,852
                (Cost $19,070)
--------------------------------------------------------------------------------
                Total Long-Term Investments                            1,567,554
                (Cost $1,561,876)
--------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- 32.0%
--------------------------------------------------------------------------------
                U.S. Government Agency Security -- 0.8%
                ---------------------------------------
  $ 19,100      Federal National Mortgage Association, DN,
                 1.77%, 05/20/02 +                                   $    19,082
                (Cost $19,082)

                Commercial Paper -- 13.0%
                -------------------------
    32,100      Alpine Securitization Corp., 1.85%, 05/24/02 +            32,060
     6,800      American Electric Power Co., 2.63%, 05/02/02 +             6,799
    23,500      BNP Paribas (France), 1.83%, 05/16/02 +                   23,481
    33,600      CDC Corp., 1.84%, 05/15/02 +                              33,574
    13,210      Dexia Delaware LLC, 1.77%, 06/11/02 +                     13,183
    20,000      Fairway Finance Corp., 1.79%, 05/20/02 +                  19,980
    13,200      General Mills, Inc., 2.14%, 05/07/02 +                    13,195
    25,800      HVB Finance, Inc., 1.76%, 06/21/02 +                      25,733
    34,100      New Center Asset Trust, 1.85%, 05/22/02 +                 34,063
    31,700      San Paolo US Financial Co. (Italy), 1.75%,
                 07/01/02 +                                               31,606
    39,100      Spintab AB (Germany), 1.85%, 05/16/02 +                   39,067
    18,200      Trident Capital Finance, Inc. (France), 1.78%,
                 06/04/02 +                                               18,169
     8,200      Union Oil Co. of California, 2.38%, 06/20/02 +             8,173
                ----------------------------------------------------------------
                Total Commercial Paper                                   299,083
                (Cost $299,096)
                ----------------------------------------------------------------
                Certificate of Deposit -- 0.5%
                ------------------------------
    11,950      State Street Bank & Trust Co., 1.85%, 05/17/02 +          11,950
                (Cost $11,950)

 Shares
                Money Market Fund -- 17.7%
                --------------------------
   407,260      JPMorgan Prime Money Market Fund (a) +                   407,260
                (Cost $407,260)
--------------------------------------------------------------------------------
                Total Short-Term Investments                             737,375
                (Cost $737,388)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                            $2,304,929
                (Cost $2,299,264)
--------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

FUTURES CONTRACTS
-----------------------------------------------------------------------------------
                                                           NOTIONAL    UNREALIZED
  NUMBER                                                   VALUE AT   APPRECIATION/
    OF                                     EXPIRATION       4/30/02  (DEPRECIATION)
 CONTRACTS  DESCRIPTION                       DATE           (USD)        (USD)
-----------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
     520    Treasury Bonds             June, 2002         $  53,202     $ 1,201
     165    Eurodollar                 June, 2002            40,398         191
     579    Eurodollar                 September, 2002      141,059         286
     165    Eurodollar                 March, 2003           39,734         339
     165    Eurodollar                 June, 2003            39,509         317
     165    Eurodollar                 September, 2003       39,328         269
     165    Eurodollar                 December, 2003        39,212         253
     165    Eurodollar                 March, 2004           39,136         242

            Short Futures Outstanding
            -------------------------
       2    2 Year Treasury Notes      June, 2002              (418)         (1)
   1,713    5 Year Treasury Notes      June, 2002          (181,658)     (2,646)
     463    10 Year Treasury Notes     June, 2002           (48,875)       (439)
     249    Eurodollar                 December, 2002       (60,308)        (39)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

  OPTIONS
--------------------------------------------------------------------------------
   UNITS        CALL OPTIONS WRITTEN                                      VALUE
--------------------------------------------------------------------------------
    39,000      Call Option on U.S. Treasury Note, 3.50%, 11/15/06,
                strike price of 95.74, expiring 05/06/02                $    259
     5,000      Call Option on U.S. Treasury Note, 3.50%, 11/15/06,
                strike price of 96.65, expiring 05/06/02                       4
    31,000      Call Option on U.S. Treasury Note, 3.50%, 11/15/06,
                strike price of 96.64, expiring 05/06/02                      36
    40,000      Call Option on FNMA, 30 Year Fixed, 6.50%
                strike price of 100.53, expiring 05/06/02                   (300)
    40,000      Call Option on FNMA, 30 Year Fixed, 6.50%,
                strike price of 101.61, expiring 05/06/02                    (25)
    60,000      Call Option on Interest Rate Swap, expiring
                on 01/29/04. If exercised: JPMorgan receives fixed
                (7.10%) and pays 3 month LIBOR. Swap expires
                02/03/14, European Style                                  (1,482)
    60,000      Call Option on Interest Rate Swap, expiring
                on 01/29/04. If exercised: JPMorgan pays fixed
                (5.50%) and receives 3 month LIBOR. Swap expires
                02/03/14, European Style                                  (1,302)
    50,000      Call Option on Interest Rate Swap, expiring
                on 12/19/05. If exercised: JPMorgan pays fixed
                (6.43%) and receives 3 month LIBOR. Swap expires
                12/21/15, European Style                                  (2,355)
    60,000      Call Option on Interest Rate Swap, expiring
                on 01/27/03. If exercised: JPMorgan receives fixed
                (7.00%) and pays 3 month LIBOR. Swap expires
                01/29/13, European Style                                    (504)
    60,000      Call Option on Interest Rate Swap, expiring
                on 01/27/03. If exercised: JPMorgan pays fixed
                (5.35%) and receives 3 month LIBOR. Swap expires
                01/29/13, European Style                                    (750)
                ----------------------------------------------------------------
                Total Call Options Written                              $ (6,419)
                ----------------------------------------------------------------
                Put Options Written
--------------------------------------------------------------------------------
    40,000      Put Option on FNMA, 30 Year Fixed, 6.50%,
                strike price of 98.84, expiring 06/10/02                $    (38)
    40,000      Put Option on GNMA, 30 Year Fixed, 6.50%,
                strike price of 99.05, expiring 06/10/02                      38
    50,000      Put Option on Interest Rate Swap, expiring
                on 12/19/05. If exercised: JPMorgan pays fixed
                (6.43%) and receives 3 month LIBOR. Swap expires
                12/21/15, European Style                                  (3,000)
                ----------------------------------------------------------------
                Total Put Options Written                               $ (3,000)
                ----------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

SWAP CONTRACTS
-----------------------------------------------------------------------------------
                                                       UNDERLYING      UNREALIZED
                                         EXPIRATION     NOTIONAL      APPRECIATION
DESCRIPTIONS                                DATE          VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------
Interest Rate Swap with Credit Suisse
First Boston, swap price lock on U.S.
Treasury Note, 4.88%, 02/15/12, price
less 95.92, JPM receives positive pays
negative                                  05/14/02       $ 39,000      $  (872)

Interest Rate Swap with Credit Suisse
First Boston, swap price lock on U.S.
Treasury Note, 4.88%, 02/15/12, price
less 95.87, JPM receives positive pays
negative                                  05/14/02        100,000       (2,284)

Interest Rate Swap with Credit Suisse
First Boston, swap price lock on U.S.
Treasury Bond, 5.38%, 02/15/31, price
less 94.32, JPM receives positive pays
negative                                  05/14/02         22,000          533

Total Return Swap with Credit Suisse
First Boston on Lehman Brothers "Baa
Credit Index" with payment of 1 month
LIBOR plus 100 bps                        07/31/02         25,000          326

Interest Rate Swap with Deutsche
Bank AG, swap price lock on U.S.
Treasury Bond, 8.00%, 11/15/21, price
less 125.71, JPM receives positive
pays negative                             05/22/02         14,000           74

Interest Rate Swap with Deutsche
Bank AG, semi-annual payment of
6.09% and quarterly receipt of
3 month LIBOR                             05/22/02         16,000          (42)

Interest Rate Swap with Merrill
Lynch Capital Services, semi-annual
payment of 6.987% and quarterly
receipt of 3 month LIBOR                  12/21/15         19,000         (405)

Interest Rate Swap with Morgan
Stanley Capital Services, swap price
lock on U.S. Treasury Note, 4.88%,
02/15/12, spread less 63.90, JPM
receives positive pays negative           05/06/02         35,000         (276)

Interest Rate Swap with Morgan
Stanley Capital Services, swap price
lock on U.S. Treasury Bond, 8.00%,
11/15/21, price less 124.07, JPM
receives positive pays negative           05/28/02         12,820          267

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

SWAP CONTRACTS (CONTINUED)
----------------------------------------------------------------------------------
                                                       UNDERLYING      UNREALIZED
                                         EXPIRATION     NOTIONAL      APPRECIATION
DESCRIPTIONS                                DATE          VALUE      (DEPRECIATION)
----------------------------------------------------------------------------------
Interest Rate Swap with Morgan
Stanley Capital Services, semi-annual
payment of 6.26% and quarterly
receipt of 3 month LIBOR                  05/28/02       $ 15,000      $  (331)

Interest Rate Swap with Morgan
Stanley Capital Services, swap price
lock on U.S. Treasury Note, 3.38%,
04/30/04, price less 99.84, JPM
receives positive pays negative           05/29/02        193,000          552

Interest Rate Swap with Morgan
Stanley Capital Services, payment
of 2.09% plus a spread of 25 bps
receiving $30,030 nominal amount          06/05/02         29,172       (1,261)

                       See notes to financial statements.

JPMorgan BOND FUND II
PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT
   (USD)        ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 70.4%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 4.7%
                --------------------------------
                U.S. Treasury Notes & Bonds,
$    3,400       3.50%, 11/15/06 +                                      $  3,274
     9,005       4.88%, 02/15/12 +                                         8,852
     1,855       5.00%, 08/15/11 +                                         1,840
     4,635       5.38%, 02/15/31 +                                         4,486
     1,500       6.00%, 08/15/04 @ +                                       1,585
    10,300       6.25%, 05/15/30 +                                        11,052
     9,655       8.00%, 11/15/21 +                                        12,226
     1,920       8.13%, 08/15/19 +                                         2,429
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            45,744
                (Cost $45,728)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 2.1%
                -----------------------------------------
     2,600      Federal Home Loan Bank, 7.63%, 05/15/07 +                  2,903
       670      Federal Home Loan Mortgage Corp., 5.75%, 01/15/12 +          673
                Federal National Mortgage Association,
     3,555       4.38%, 10/15/06                                           3,511
    12,875       6.63%, 11/15/30 +                                        13,454
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   20,541
                (Cost $20,745)
                ----------------------------------------------------------------
                Foreign Government Securities -- 0.5%
                -------------------------------------
     4,150      Province of Quebec (Canada), 7.50%, 09/15/29               4,633
                (Cost $4,096)
                Corporate Notes & Bonds -- 17.5%
                --------------------------------
                Aerospace -- 0.2%
       270      Northrop Grumman Corp., 7.75%, 02/15/31 +                    282
       570      Raytheon Co., 6.55%, 03/15/10 +                              570
     1,210      United Technologies Corp., 6.10%, 05/15/12 +               1,212
                                                                        --------
                                                                           2,064

                Automotive -- 2.3%
                DaimlerChrysler N.A. Holding Corp.,
     1,540       7.75%, 01/18/11                                           1,640
       250       8.50%, 01/18/31 +                                           277
     8,515      Ford Motor Credit Co., 7.38%, 02/01/11 +                   8,572
                General Motors Acceptance Corp.,
       685       6.88%, 09/15/11 +                                           686
     6,700       7.50%, 07/15/05 +                                         7,057
       715       8.00%, 11/01/31 +                                           751
     3,650      General Motors Corp., 7.20%, 01/15/11 +                    3,727
                                                                        --------
                                                                          22,710

                Banking -- 2.6%
     1,250      Abbey National Capital Trust I, FRN, 8.96%, 12/31/49 +     1,442
    3,010       Bank of America Corp., 7.80%, 02/15/10 +                   3,300
     1,485      Bank One Corp., 6.00%, 08/01/08 +                          1,503
     2,175      Barclays Bank PLC (United Kingdom), FRN, #,
                 8.55%, 12/31/49 +                                         2,456

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Banking -- Continued
$    2,650      First Union National Bank, 7.80%, 08/18/10 +            $  2,925
     2,895      Manufacturers & Traders Trust Co., 8.00%, 10/01/10         3,140
     4,200      MBNA America Bank, N.A., 7.75%, 09/15/05                   4,463
       460      National City Bank, 6.20%, 12/15/11 +                        458
     1,880      Royal Bank of Scotland Group PLC
                 (United Kingdom), FRN, 7.65%, 12/31/49                    1,950
       475      Standard Chartered Bank PLC
                 (United Kingdom), #, 8.00%, 05/30/31 +                      495
     1,145      SunTrust Banks, Inc., 6.38%, 04/01/11 +                    1,168
     1,110      Wells Fargo Bank, N.A., 6.45%, 02/01/11 +                  1,133
                                                                        --------
                                                                          24,433
                Broadcasting/Cable -- 0.2%
     2,310      COX Communications, Inc., 6.75%, 03/15/11 +                2,189
                Diversified -- 0.3%
     3,385      General Electric Capital Corp., MTN, 5.88%,
                 02/15/12                                                  3,327

                Financial Services -- 2.8%
     2,405      CIT Group, Inc., 6.50%, 02/07/06                           2,322
                Citigroup, Inc.,
     3,140       6.50%, 01/18/11                                           3,209
       645       7.25%, 10/01/10                                             689
                Credit Suisse First Boston USA, Inc.,
       840       6.50%, 01/15/12                                             372
       385       MTN, 6.13%, 11/15/11                                        829
       960      Goldman Sachs Group, Inc., 6.60%, 01/15/12 +                 954

                Household Finance Corp.,
     2,800       6.50%, 01/24/06                                           2,845
     1,145       7.88%, 03/01/07                                           1,232
     2,220      ING Capital Funding Trust III, 8.44%, 12/31/49 +           2,461
       690      Lehman Brothers Holdings, Inc., 6.63%, 01/18/12              684
                Morgan Stanley Dean Witter & Co.,
     1,870       6.10%, 04/15/06 +                                         1,922
       520       6.75%, 04/15/11 +                                           525
                Targeted Return Index (TRAINS),
     1,860       Ser. 2002-5, FRN, #, 6.00%, 01/25/07 +                    1,849
     3,610       Ser. 2002-10, FRN, #, 6.86%, 01/15/12 +                   3,646
     1,310      UBS Preferred Funding Trust I, FRN, 8.62%,
                 12/31/49 +                                                1,474
     1,050      Washington Mutual Bank FA, 6.88%, 06/15/11 +               1,078
                                                                        --------
                                                                          26,091

                Food/Beverage Products -- 0.2%
       170      Ahold Finance USA, Inc., 6.88%, 05/01/29 +                   162
       320      ConAgra Foods, Inc., 6.75%, 09/15/11 +                       328
     1,830      Kellogg Co., Ser. B, 6.60%, 04/01/11 +                     1,880
                                                                        --------
                                                                           2,370

                Health Care/Health Care Services-- 0.0%
       450      Tenet Healthcare Corp., #, 6.38%, 12/01/11 +                 443

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Insurance -- 0.2%
$      590      AXA (France), 8.60%, 12/15/30 +                         $    668
     1,060      Metlife, Inc., 6.13%, 12/01/11 +                           1,057
       305      Nationwide Financial Services, 6.25%, 11/15/11 +             302
                                                                        --------
                                                                           2,027

                Manufacturing -- 0.1%
     1,110      Honeywell International, Inc., 6.13%, 11/01/11 +           1,109
                Metals/Mining -- 0.1%
     1,070      Alcoa, Inc., 6.00%, 01/15/12 +                             1,068
                Multi-Media -- 1.1%
     2,415      AOL Time Warner, Inc., 6.88%, 05/01/12 +                   2,290
     4,420      Clear Channel Communications, Inc., 7.88%, 06/15/05 +      4,602
     2,205      Comcast Cable Communications, Inc., 6.75%, 01/30/11        2,107
     2,220      Time Warner Entertainment Co. LP, 8.38%, 03/15/23 +        2,223
                                                                        --------
                                                                          11,222

                Oil & Gas -- 1.1%
       300      Alberta Energy Co., LTD (Canada) (Yankee),
                 7.38%, 11/01/31                                             310
       940      Amerada Hess Corp., 7.88%, 10/01/29                        1,003
       425      Anadarko Finance Co., 6.75%, 05/01/11                        435
     1,110      Anadarko Petroleum Corp., 6.13%, 03/15/12                  1,084
       395      Devon Financing Corp. ULC, #, 7.88%, 09/30/31                416
     1,185      Lasmo USA, Inc., 7.30%, 11/15/27                           1,263
       805      Occidental Petroleum Corp., 6.75%, 01/15/12                  829
     1,500      Transocean Sedco Forex, Inc., 7.50%, 04/15/31              1,529
                Valero Energy Corp.,
     1,125       6.88%, 04/15/12                                           1,133
     2,325       8.38%, 06/15/05                                           2,525
                                                                        --------
                                                                          10,527

                Paper/Forest Products -- 0.3%
       775      International Paper Co., 6.75%, 09/01/11 +                   788
       525      MeadWestvaco Corp., 6.85%, 04/01/12 +                        533
       140      Westvaco Corp., 8.20%, 01/15/30 +                            155
     1,100      Weyerhaeuser Co., #, 6.75%, 03/15/12 +                     1,109
                                                                        --------
                                                                           2,585

                Pharmaceuticals -- 0.0%
       435      Wyeth, 6.70%, 03/15/11                                       455

                Pipelines -- 0.7%
       695      Duke Energy Field Services LLC, 7.88%, 08/16/10              735
     2,220      Dynegy Holdings, Inc., 6.88%, 04/01/11                     1,923
     2,250      Sonat, Inc., 7.63%, 07/15/11                               2,314
       420      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                             477
     1,290      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31          1,187
                                                                        --------
                                                                           6,636

                Retailing -- 0.7%
       505      Albertson's, Inc., 7.50%, 02/15/11 +                         539
    1,105       Federated Department Stores, 6.63%, 04/01/11               1,108
      920       Kroger Co., 6.80%, 04/01/11 +                                938

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Retailing -- Continued
$      815      Lowe's Companies, Inc., 6.88%, 02/15/28 +               $    823
     3,515      Safeway, Inc., 6.50%, 03/01/11 +                           3,572
                                                                        --------
                                                                           6,980

                Shipping/Transportation -- 0.7%
     2,350      Burlington Northern Santa Fe Corp.,
                 6.75%, 07/15/11 +                                         2,402
       910      CSX Corp., 6.30%, 03/15/12 +                                 896
     1,010      Norfolk Southern Corp., 7.25%, 02/15/31 +                  1,026
     2,290      Union Pacific Corp., 6.65%, 01/15/11 +                     2,328
                                                                        --------
                                                                           6,652

                Telecommunications -- 2.1%
     1,785      AT&T Corp., #, 7.30%, 11/15/11 +                           1,642
                AT&T Wireless Services, Inc.,
     1,775       7.88%, 03/01/11                                           1,728
       440       8.75%, 03/01/31                                             428
     1,080      BellSouth Capital Funding, 7.88%, 02/15/30 +               1,169
     1,580      British Telecom PLC (United Kingdom), SUB,
                 8.88%, 12/15/30 +                                         1,784
       860      Cingular Wireless, #, 6.50%, 12/15/11                        813
       645      Deutsche Telekom International Finance BV
                 (The Netherlands), SUB, 8.00%, 06/15/02                     672
     2,185      France Telecom (France), SUB, #, 7.75%, 03/01/11           2,226
     3,475      Sprint Capital Corp., 7.63%, 01/30/11 +                    3,281
                TCI Communications, Inc.,
     1,132       7.13%, 02/15/28                                             958
       880       7.88%, 02/15/26 +                                           815
     1,340      Verizon Global Funding Corp., 7.75%, 12/01/30 +            1,316
     2,295      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                  2,454
     3,215      WorldCom, Inc., 8.25%, 05/15/31 +                          1,415
                                                                        --------
                                                                          20,701

                Utilities -- 1.8%
     7,250      Cilcorp, Inc., 8.70%, 10/15/09                             7,593
     1,290      Constellation Energy Group, Inc., 7.00%, 04/01/12          1,311
     1,740      Dominion Resources, Inc., Ser. A,
                 8.13%, 06/15/10                                           1,914
       455      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                   428
       620      MidAmerican Energy Holdings Co., 6.75%,12/30/31              591
                National Rural Utilities Cooperative Finance Corp.,
       500       6.00%, 05/15/06 +                                           508
       605       7.25%, 03/01/12                                             627
       765      Nisource Finance Corp., 7.88%, 11/15/10 +                    771
       765      Pacificorp, 7.70%, 11/15/31                                  826
     1,460      Progress Energy, Inc., 6.85%, 04/15/12                     1,484
       885      PSEG Power LLC, 7.75%, 04/15/11                              932
       680      TXU Corp., 6.38%, 06/15/06                                   689
                                                                        --------
                                                                          17,674
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            171,263
                (Cost $172,645)
                ----------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Residential Mortgage Backed Securities -- 32.7%
                -----------------------------------------------
                Collateralized Mortgage Obligations -- 2.3%
$      982      Federal Home Loan Mortgage Corp.,
                 Ser. 205, Class IO, 7.00%, 09/01/29                    $    211
                Federal National Mortgage Association,
     7,700       Ser. 2001-31, Class TC, 6.00%, 01/25/26                   7,849
       712       Ser. 309, Class 2, 7.00%, 11/01/30                          148
    13,713      Norwest Asset Securities Corp., Ser. 1998-24,
                 Class A2, 6.75%, 10/25/28                                14,090
                                                                        --------
                                                                          22,298

                Mortgage Backed Pass-Through Securities -- 30.4%
                Federal Home Loan Mortgage Corp.,
    17,250       Gold Pool, TBA, 6.00%, 06/15/17                          17,439
     1,500       Gold Pool, TBA, 6.00%, 05/15/32                           1,483
    10,500       Gold Pool, TBA, 6.50%, 05/15/32                          10,635
                Federal National Mortgage Association,
    10,837       Pool 252093, 6.50%, 11/01/28                             10,989
         2       Pool 490445, 6.00%, 03/01/29                                  2
         3       Pool 503599, 6.50%, 06/01/29                                  3
         3       Pool 523193, 7.50%, 11/01/29                                  3
     3,602       Pool 606827, 6.50%, 10/01/31                              3,645
    75,570       TBA, 6.00%, 05/25/32                                     74,673
   107,200       TBA, 6.50%, 06/25/32                                    108,037
    26,950       TBA, 7.00%, 07/25/32                                     27,573
    43,500      Government National Mortgage Association,
                 TBA, 6.50%, 05/15/32                                     44,057
                                                                        --------
                                                                         298,539
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities            320,837
                (Cost $317,752)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 5.0%
                ---------------------------------------------
                Bear Stearns Commercial Mortgage Securities,
     8,358       Ser. 2000-WF2, Class A1, 7.11%, 10/15/32                  8,895
     7,500       Ser. 2000-WF2, Class A2, 7.32%, 10/15/32                  8,167
     4,520       Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35                 4,691
    10,660      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/15/34          11,044
                LB-UBS Commercial Conduit Mortgage Trust,
    10,270       Ser. 2001-C2, Class A2, 6.65%, 11/15/27                  10,694
     5,380       Ser. 2001-C3, Class A2, 6.37%, 12/15/28                   5,518
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               49,009
                (Cost $46,890)
                ----------------------------------------------------------------
                Asset Backed Securities -- 7.9%
                -------------------------------
     5,920      AmeriCredit Automobile Receivables Trust,
                 Ser. 2001-B, Class A4, 5.37%, 06/12/08                    6,049
    11,250      Citibank Credit Card Issuance Trust, Ser. 2000-A3,
                 Class A3, 6.88%, 11/16/09                                11,879
    18,000      Discover Card Master Trust I, Ser. 2001-5, Class A,
                 5.30%, 11/16/06                                          18,411

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Ford Credit Auto Owner Trust,
$    6,705       Ser. 2001-C, Class A4, 4.83%, 02/15/05                 $  6,795
     3,890       Ser. 2001-C, Class A5, 5.25%, 09/15/05                    3,953
                MBNA Master Credit Card Trust,
     9,900       Ser. 1999-M, Class B, 6.80%, 04/16/07                    10,333
     9,980       Ser. 2001-A1, Class A1, 5.75%, 10/15/08 +                10,261
     9,100      Residential Funding Mortgage Securities II,
                 Ser. 2000-HI1, Class AI4, 7.79%, 01/25/14                 9,217
                ----------------------------------------------------------------
                Total Asset Backed Securities                             76,898
                (Cost $74,693)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              688,925
                (Cost $682,549)
--------------------------------------------------------------------------------
      Short-Term Investments -- 29.6%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 3.0%
                -----------------------------------------
    15,000      Federal Home Loan Mortgage Corp., DN,
                 1.77%, 05/24/02 +                                        14,983
    14,000      Federal National Mortgage Association, DN,
                 1.81%, 06/05/02 +                                        13,976
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   28,959
                (Cost $28,958)
                ----------------------------------------------------------------

                Commercial Paper-- 17.0%
                ------------------------
    14,000      Alpine Securitization Corp., 1.85%, 05/24/02 +            13,983
    14,100      ABN-AMRO North America Finance, Inc.
                 (The Netherlands), 1.75%, 06/25/02 +                     14,062
    14,000      BNP Paribas (France), 1.83%, 05/16/02 +                   13,989
    14,000      Dexia Delaware LLC, 1.77%, 06/11/02 +                     13,971
    14,000      Fairway Finance Corp., 1.79%, 05/20/02 +                  13,986
     5,000      Market Street Funding Corp., 1.84%, 05/08/02 +             4,998
     7,000      Morgan Stanley Dean Witter & Co.,
                 1.85%, 05/21/02                                           6,993
    14,000      New Center Asset Trust, 1.85%, 05/22/02 +                 13,984
    14,100      San Paolo US Financial Co. (Italy), 1.75%, 07/01/02 +     14,058
    14,000      SBC Communications, Inc., 1.83%, 05/17/02 +               13,988
    13,900      Societe Generale North America, Inc.,
                 1.84%, 06/03/02 +                                        13,877
    14,000      Spintab AB (Germany), 1.85%, 05/16/02 +                   13,988
    14,000      Trident Capital Finance, Inc. (France),
                 1.78%, 06/04/02 +                                        13,976
                ----------------------------------------------------------------
                Total Commercial Paper                                   165,853
                (Cost $165,858)
                ----------------------------------------------------------------

                Certificate of Deposit -- 1.4%
                ------------------------------
    14,000      State Street Bank & Trust Co., 1.85%, 05/17/02            14,000
                (Cost $14,000)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- Continued
--------------------------------------------------------------------------------
 SHARES
                Money Market Fund -- 8.2%
                -------------------------
    80,120      JPMorgan Prime Money Market Fund (a)                    $ 80,120
                (Cost $80,120)
--------------------------------------------------------------------------------
                Total Short-Term Investments                             288,932
                (Cost $288,936)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $977,857
                (Cost $971,485)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
 NUMBER                                                 VALUE AT     APPRECIATION/
   OF                                   EXPIRATION       4/30/02    (DEPRECIATION)
CONTRACTS   DESCRIPTION                     DATE           (USD)          (USD)
--------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
    14      Treasury Bonds               June, 2002        $1,432          $19
    646     2 Year Treasury Notes        June, 2002       135,085          843
            Short Futures Outstanding
            -------------------------
   (799)    5 Year Treasury Notes        June, 2002       (84,731)        (712)
   (423)    10 Year Treasury Notes       June, 2002       (44,653)        (430)

                       See notes to financial statements.

JPMorgan ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 59.2%
--------------------------------------------------------------------------------
                U.S. Treasury Security -- 9.6%
                ------------------------------
   $17,800      U.S. Treasury Note, 3.00%, 11/30/03 @ +                 $ 17,825
                (Cost $17,797)

                U.S. Government Agency Security -- 1.1%
                ---------------------------------------

     2,000      Federal National Mortgage Association, FRN, 1.73%,
                06/09/03 +                                                 1,999
                (Cost $1,998)

                Corporate Notes & Bonds -- 17.9%
                -------------------------------
                Banking -- 3.6%
       680      American Express Centurion Bank, FRN, 1.86%,
                 08/20/03 +                                                  679
     1,000      Bank of America Corp., Ser. F, MTN, FRN, 2.42%,
                12/23/04                                                   1,000
     1,000      Bank One N.A., FRN, 2.07%, 09/17/03 +                      1,000
     1,500      National City Bank, FRN, 1.91%, 11/14/03 +                 1,497
     2,600      Northern Rock PLC (United Kingdom), FRN, 2.07%,
                 03/18/04 +                                                2,598
                                                                        --------
                                                                           6,774
                Diversified -- 2.3%
                General Electric Capital Corp.,
     2,000       6.81%, 11/03/03 +                                         2,104
     2,000       7.50%, 06/05/03 +                                         2,096
                                                                        --------
                                                                           4,200
                Financial Services -- 10.9%
     2,550      American Express Credit Corp., FRN, 1.91%,
                 10/10/03 +                                                2,549
     1,500      Citigroup Inc., FRN, 1.98%, 05/30/03 +                     1,499
     2,700      Deutsche Bank Financial, Inc., MTN, FRN, 1.93%,
                 02/25/04 +                                                2,699
     3,400      Goldman Sachs Group, Inc., MTN, FRN, 2.16%,
                 05/10/04                                                  3,400
                Merrill Lynch & Co., Inc.,
     2,000       MTN, FRN, 2.16%, 08/15/03 +                               2,000
       700       MTN, FRN, 2.17%, 03/08/04 +                                 701
                Monumental Global Funding II,
     1,000       #, 5.20%, 01/30/07 +                                        998
       400       FRN, #, 2.28%, 09/26/03 +                                   400
     2,300      Morgan Stanley Dean Witter & Co., MTN, FRN,
                 2.11%, 09/19/03 +                                         2,312
       640      Nationwide Building Society, MTN, FRN, #, 1.86%,
                 02/14/03 +                                                  640
       800      Nationwide Life Global Funding I, FRN, #, 2.14%,
                 02/15/05 +                                                  802
     1,300      Salomon Smith Barney Holdings, Inc., MTN, FRN,
                 2.18%, 04/28/03                                           1,302
     1,000      Washington Mutual Bank FA, FRN, 2.21%, 05/17/04 +          1,001
                                                                        --------
                                                                          20,303

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Paper/Forest Products -- 0.4%
$      700      Weyerhaeuser Co., FRN, #, 3.09%, 09/15/03 +             $    700

                Utilities -- 0.7%
       650      Duke Energy Corp., FRN, 2.33%, 01/15/05                      651
       700      Mississippi Power Co., FRN, 2.09%, 03/12/04                  700
                                                                           1,351
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                             33,328
                (Cost $33,337)
                ----------------------------------------------------------------

                Residential Mortgage Backed Securities -- 14.5%
                -----------------------------------------------
                Collateralized Mortgage Obligations-- 13.5%
       265      Countrywide Home Loans, Inc., Ser. 1998-18,
                 Class 1A12, 6.50%, 11/25/28 +                               269
                Federal Home Loan Mortgage Corp.,
     1,157       Ser. 1769, Class A, 6.50%, 05/15/08 +                     1,195
       686       Ser. 1934, Class J, 6.95%, 06/17/24 +                       693
     1,511       Ser. 2004, Class C, 6.50%, 12/15/23 +                     1,545
       459       Ser. 2246, Class AJ, 7.50%, 04/15/27 +                      464
                Federal National Mortgage Association,
     1,001       Ser. 1996-57, Class D, 7.00%, 10/25/24 +                  1,017
        82       Ser. 1998-19, Class PB, 5.50%, 08/18/19 +                    82
     1,215       Ser. 1999-64, Class GL, 7.00%, 01/25/30 +                 1,219
     3,500       Ser. 2002-36, Class FT, FRN, 2.35%, 05/25/02              3,500
     1,196      GE Capital Mortgage Services, Inc., Ser. 1998-20,
                 Class A1, 6.50%, 10/25/28 +                               1,224
                Government National Mortgage Association,
     4,000       Ser. 2002-07, Class FA, FRN, 2.35%, 05/30/32              3,999
     1,955       Ser. 2002-21, Class FD, FRN, 2.35%, 03/16/32              1,955
     2,600       Ser. 2002-24, Class FA, FRN, 2.35%, 04/16/32              2,600
       957      GSR Mortgage Loan Trust, Ser. 2002-1, Class A2A,
                 FRN, 3.29%, 03/25/32 +                                      955
                Norwest Asset Securities Corp.,
     1,304       Ser. 1996-7, Class A3, 7.50%, 11/25/11 +                  1,330
       650       Ser. 1999-9, Class A2, 6.50%, 04/25/29 +                    669
       227      Residential Funding Mortgage Securities I,
                 Ser. 1998-S24, Class A1, 6.50%, 10/25/28 +                  230
     2,268      Structured Asset Securities Corp., Ser. 2001-13,
                 Class 1A8, FRN, 2.40%, 11/25/31                           2,238
                                                                        --------
                                                                          25,184

                Mortgage Backed Pass-Through Securities -- 1.0%
     1,800      Federal National Mortgage Association, TBA, 6.50%,
                  06/25/32                                                 1,814
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities              26,998
                  (Cost $26,989)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Security -- 1.1%
                -------------------------------------------
     2,000      Calwest Industrial Trust, Ser. 2002-CALW,
                 Class AFL, FRN, #, 2.24%, 02/15/12 +                      2,000
                (Cost $2,000)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- 15.0%
                --------------------------------
                American Express Credit Account Master Trust,
$    1,550       Ser. 2002-1, Class A, FRN, 1.97%, 09/15/09             $  1,550
     1,000       Ser. 2002-2, Class A, FRN, 1.96%, 11/16/09                1,000
       690      American Express Master Trust, Ser. 2002-1,
                 Class A, FRN, 1.93%, 12/15/05                               690
     2,300      AmeriCredit Automobile Receivable Trust,
                 Ser. 2002-A, Class A3, FRN, 2.07%, 10/12/06               2,300
     1,700      Capital One Master Trust, Ser. 2000-5, Class A, FRN,
                 1.96%, 08/15/06                                           1,700
     2,250      Carco Auto Loan Master Trust, Ser. 2001-A, Class A,
                 FRN, 1.92%, 11/15/06                                      2,251
       650      Citibank Credit Card Issuance Trust, Ser. 2002-A2,
                 Class A2, FRN, 1.93%, 02/15/07                              650
       930      Discover Card Master Trust I, Ser. 2000-5, Class A,
                 FRN, 2.04%, 11/15/07                                        933
     1,639      EQCC Trust, Ser. 2002-1, Class 2A, FRN, 2.15%,
                 11/25/31                                                  1,639
                First USA Credit Card Master Trust,
     1,000       Ser. 1996-8, Class A, FRN, 1.98%, 09/10/06                1,001
     1,100       Ser. 2001-2, Class A, FRN, 1.95%, 11/20/06                1,100
     1,800      Ford Credit Auto Owner Trust, Ser. 2002-A,
                 Class A3B, FRN, 1.98%, 01/15/06                           1,800
                Option One Mortgage Loan Trust,
     1,970       Ser. 2002-1, Class A, FRN, 2.19%, 02/25/32                1,971
       687       Ser. 2002-2, Class A, FRN, 2.17%, 06/25/32                  686
       700       Ser. 2002-3, Class A2, FRN, 2.12%, 08/25/32                 700
     1,800      Sears Credit Account Master Trust, Ser. 2002-1,
                 Class A, FRN, 1.96%, 02/18/09                             1,800
     2,369      SLM Student Loan Trust, Ser. 2002-1, Class A1,
                 FRN, 1.88%, 10/25/10                                      2,371
     2,200      Standard Credit Card Trust (CCM Properties LLC),
                 Ser. 93-2, Class A, 5.95%, 10/07/04                       2,276
     1,400      Superior Wholesale Inventory Financing Trust,
                 Ser. 2001-C7, Class A, FRN, 1.94%, 06/15/06               1,399
                ----------------------------------------------------------------
                Total Asset Backed Securities                             27,817
                 (Cost $27,830)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              109,967
                 (Cost $109,951)
--------------------------------------------------------------------------------
      Short-Term Investments -- 40.8%
--------------------------------------------------------------------------------
                Commercial Paper -- 22.3%
                ------------------------
       500      American Electric Power Co., 2.63%, 05/02/02 +               500
     3,750      Amsterdam Funding Corp., 1.80%, 05/24/02 +                 3,745
     3,000      Bavaria Universal Funding, 2.25%, 09/19/02 +               2,978
       900      Conagra Foods, Inc., 2.03%, 05/01/02 +                       900
     4,000      Den Norske Bank (Norway), 1.96%, 08/08/02 +                3,980
     4,749      Fairway Finance Corp., 1.80%, 05/13/02 +                   4,745

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT
  (USD)         ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- Continued
--------------------------------------------------------------------------------
$    3,750      Galaxy Funding, Inc., 1.80%, 05/15/02 +                 $  3,748
                General Mills, Inc.,
       250       2.02%, 05/17/02 +                                           250
     1,200       2.14%, 05/07/02 +                                         1,199
     3,750      Greyhawk Funding LLC, 2.13%, 10/02/02 +                    3,716
       250      Idaho Power Co., 2.00%, 05/07/02 +                           250
     2,250      Independence Funding LLC, 1.94%, 08/02/02 +                2,239
     1,800      Nordea North America (Sweden), 1.79%, 05/15/02 +           1,799
     1,700      Phillips Petroleum Co., 2.02%, 05/08/02 +                  1,699
     4,000      Rabobank Nederland NV (The Netherlands), 2.05%,
                 08/07/02 +                                                3,980
     1,500      Safeco Corp., 2.16%, 05/07/02 +                            1,499
       700      Safeway, Inc., 2.07%, 05/06/02 +                             700
       700      Union Oil Co. of California, 2.38%, 06/25/02 +               698
     1,500      Viacom, Inc., 2.05%, 05/08/02 +                            1,499
       870      Walt Disney Co., 2.20%, 06/07/02 +                           868
       500      Washington Mutual Bank, 2.05%, 05/10/02 +                    500
                ----------------------------------------------------------------
                Total Commercial Paper                                    41,492
                 (Cost $41,485)
                ----------------------------------------------------------------
                Certificates of Deposit -- 6.0%
                -------------------------------
     2,000      Bank of Scotland (United Kingdom) (Yankee), 2.62%,
                 04/04/03 +                                                2,003
     4,000      Credit Agricole Indosuez SA (France), 2.72%,
                 04/15/03 +                                                4,010
     2,500      Landesbank-Baden-Wurttemberg (Germany), FRN,
                 1.95%, 09/22/03 +                                         2,497
     1,000      Royal Bank of Scotland (United Kingdom) (Yankee),
                 2.81%, 04/09/03 +                                         1,003
     1,600      Suntrust Bank, FRN, 1.96%, 05/23/03 +                      1,594
                ----------------------------------------------------------------
                Total Certificates of Deposit                             11,107
                 (Cost $11,097)
                ----------------------------------------------------------------
 SHARES

                Money Market Fund -- 12.5%
                --------------------------
    23,232      JPMorgan Prime Money Market Fund (a) +                    23,232
                (Cost $23,232)
--------------------------------------------------------------------------------
                Total Short-Term Investments                              75,831
                (Cost $75,814)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $185,798
                (Cost $185,765)
--------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                          NOTIONAL     UNREALIZED
  NUMBER                                                  VALUE AT    APPRECIATION/
    OF                                  EXPIRATION         4/30/02   (DEPRECIATION)
 CONTRACTS  DESCRIPTION                    DATE             (USD)         (USD)
--------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
    38      30 Day Federal Funds        July, 2002         $15,543         $22
    184     Eurodollar                  September, 2002     44,827           7
            Short Futures Outstanding
            -------------------------
   (184)    Eurodollar                  December, 2002     (44,565)        (18)
   (69)     5 Year Treasury Notes       June, 2002          (7,317)         (6)

                       See notes to financial statements.

JPMorgan GLOBAL STRATEGIC
INCOME FUND
PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT~        ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 83.8%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 1.0%
                U.S. Treasury Notes & Bonds,
$      100       3.25%, 12/31/03 @ +                                    $    100
       540       4.88%, 02/15/12 +                                           531
       155       5.38%, 02/15/31 +                                           150
       585       5.50%, 08/15/28 @ +                                         567
       110       6.25%, 07/31/02 @ +                                         111
       100       6.63%, 05/15/07 @ +                                         109
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                             1,568
                (Cost $1,561)
                ----------------------------------------------------------------
                Foreign Government Securities -- 16.1%
                Federal Republic of Brazil (Brazil),
       284       8.00%, 04/15/14 +                                           222
       380       8.88%, 04/15/24 +                                           255
       195       11.00%, 01/11/12 +                                          170
       175       11.00%, 08/17/40 +                                          136
       155       11.25%, 07/26/07 +                                          146
       190       11.50%, 03/12/08 +                                          181
       130       12.75%, 01/15/20 +                                          119
        95       FRN, 3.06%, 04/15/24 +                                       69
       375       FRN, 3.13%, 04/15/09 +                                      304
       210       Ser. 30, 6.00%, 04/15/24 +                                  143
                Federal Republic of Germany (Germany),
   EUR 870       3.25%, 02/17/04 +                                           774
   EUR 500       4.25%, 03/14/03 +                                           453
   EUR 550       5.00%, 05/20/05 +                                           503
   EUR 820       5.25%, 01/04/11 +                                           746
   EUR 780       5.50%, 01/04/31 +                                           703
   EUR 500       Ser. 136, 5.00%, 08/19/05 +                                 457
                Government of Barbados (Barbados), #,
                 8.75%, 06/15/10 +                                           169
                Government of Canada (Canada),
   CAD 190       5.50%, 06/01/10 +                                           120
   CAD 140       7.00%, 12/01/06 +                                            96
   CAD 100       Ser. VW17, 8.00%, 06/01/27 +                                 80
   EUR 350      Government of France (France), 4.50%, 07/12/03 +             318
                Malaysia Government International Bond (Malaysia),
       360       7.50%, 07/15/11                                             381
       480       8.75%, 06/01/09                                             547
                National Republic of Bulgaria (Bulgaria),
       743       #, 8.25%, 01/15/15 +                                        713
       647       FRN, 2.81%, 07/28/11                                        577
       415       Ser. A, FRN, 2.81%, 07/28/12 +                              379
                Republic of Colombia (Colombia),
       140       7.63%, 02/15/07                                             129
       100       8.63%, 04/01/08                                              94
       230       9.75%, 04/23/09                                             225
       815       9.75%, 04/09/11                                             837

                       See notes to financial statements.


AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT~        ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
$      455      10.00%, 01/23/12                                        $    435
       160      11.75%, 02/25/20                                             158
        90       (Yankee), 7.25%, 02/23/04                                    92
                Republic of Costa Rica (Costa Rica),
       175       8.11%, 02/01/12                                             179
       310       9.00%, 03/01/11                                             336
       365       10.00%, 08/01/20                                            416
       290      Republic of El Salvador (El Salvador), #, 8.25%,
                 04/10/32                                                    293
       255      Republic of Korea (South Korea), 8.88%, 04/15/08             298
                Republic of Panama (Panama),
       378       2.63%, 07/17/16                                             317
       255       8.25%, 04/22/08                                             256
       285       8.88%, 09/30/27                                             278
        25       9.63%, 02/08/11                                              26
       280       9.63%, 02/08/11                                             291
       155       10.75%, 05/15/20                                            174
                Republic of Peru (Peru),
       571       #, 9.13%, 02/21/12                                          552
     1,340       FRN, 4.00%, 03/07/17                                        964
       579       FRN, 4.50%, 03/07/17                                        453
                Republic of Philippines (Philippines),
       255       8.38%, 03/12/09                                             258
       490       8.88%, 04/15/08                                             511
       500       9.88%, 01/15/19                                             516
       185       10.63%, 03/16/25                                            200
       130       Ser. B, 6.50%, 12/01/17                                     119
       951      Republic of Poland (Poland), SUB, 6.00%, 10/27/14            956
                Republic of South Africa (South Africa),
       275       9.13%, 05/19/09                                             305
       580       (Yankee), 8.50%, 06/23/17                                   592
       820      Republic of Trinidad & Tobago (Trinidad & Tobago),
                 #, 9.75%, 07/01/20                                          938
                Republic of Turkey (Turkey),
       185       9.88%, 03/19/08                                             185
       160       11.38%, 11/27/06                                            173
       485       11.38%, 11/27/06                                            524
       390       11.75%, 06/15/10                                            409
       100       11.88%, 01/15/30                                            104
       220       12.00%, 12/15/08                                            241
        25       12.38%, 06/15/09                                             27
                Russian Federation (Russia),
       147       8.25%, 03/31/10                                             144
       280       8.75%, 07/24/05                                             293
       415       10.00%, 06/26/07                                            445
       340       12.75%, 06/24/28                                            415
     1,170       SUB, 5.00%, 03/31/30                                        808
       290      State of Qatar (Qatar), 9.75%, 06/15/30                      336

                       See notes to financial statements.


AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                U.K. Treasury Gilt (United Kingdom),
   GBP 120       5.75%, 12/07/09 +                                      $    181
   GBP 170       8.50%, 12/07/05 +                                           275
                United Mexican States (Mexico),
       290       8.13%, 12/30/19                                             293
       180       8.30%, 08/15/31                                             183
       105       9.88%, 02/01/10                                             121
       185       11.38%, 09/15/16                                            238
       110       11.50%, 05/15/26                                            146
     2,730       FRN, 0.00%, 06/30/03                                          4
       200       Ser. XW, 10.38%, 02/17/09                                   235
       820      Uruguay Government International Bond (Uruguay),
                 7.63%, 01/20/12                                             554
                ----------------------------------------------------------------
                Total Foreign Government Securities                       26,293
                (Cost $24,598)
                ----------------------------------------------------------------
                Corporate Notes & Bonds -- 35.8%
                ----------------------------------------------------------------
                Advertising -- 0.3%
       450      Lamar Advertising Co., 8.63%, 09/15/07                       469

                Aerospace -- 0.3%
       600      BE Aerospace, Inc., Ser. B, 8.88%, 05/01/11 +                564

                Airlines -- 0.7%
       670      Northwest Airlines Corp., Ser. 2000-1, 8.07%,
                 10/01/19 +                                                  704
       491      US Airways, Inc., 7.08%, 03/20/21 +                          500
                                                                        --------
                                                                           1,204

                Apparel -- 0.2%
       300      Levi Strauss & Co., 11.63%, 01/15/08                         318

                Automotive -- 1.3%
                Ford Motor Credit Co.,
       575       7.38%, 10/28/09 +                                           580
       500       7.88%, 06/15/10 +                                           516
     1,100      General Motors Acceptance Corp., 6.88%, 09/15/11 +         1,101
                                                                        --------
                                                                           2,197

                Banking -- 1.1%
        50      Bangko Sentral ng Philipinas (Philippines) (Yankee),
                 8.60%, 06/15/27                                              42
       200      Bank of America Corp., 7.40%, 01/15/11 +                     215
       450      Barclays Bank PLC (United Kingdom), FRN, #,
                 8.55%, 12/31/49 +                                           509
       250      First Union National Bank, 7.80%, 08/18/10 +                 276
       215      Hanvit Bank (South Korea), SUB, 12.75%, 03/01/10             252
                Korea Development Bank (South Korea),
       325       7.13%, 04/22/04                                             342
       110       7.38%, 09/17/04                                             117
                                                                        --------
                                                                           1,753

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Chemicals -- 1.5%
$      300      Avecia Group PLC (United Kingdom), 11.00%,
                 07/01/09 +                                             $    315
       500      Equistar Chemicals LP, 10.13%, 09/01/08 +                    493
       200      Hercules, Inc., 11.13%, 11/15/07 +                           223
       300      Huntsman ICI Chemicals LLC, #, 10.13%, 07/01/09 +            270
       250      Lyondell Chemical Co., 10.88%, 05/01/09 +                    234
       200      Noveon, Inc., Ser. B, 11.00%, 02/28/11 +                     212
       250      Olin Corp., 9.13%, 12/15/11 +                                265
       500      Scotts Co., 8.63%, 01/15/09 +                                514
                                                                        --------
                                                                           2,526

                Computer Networks -- 0.1%
       140      Seagate Technology International (Caymen Islands),
                 FRN, #, 12.57%, 11/15/07                                    168

                Construction -- 1.1%
       750      D.R. Horton, Inc., 9.38%, 03/15/11                           764
       500      Schuler Homes, Inc., 9.38%, 07/15/09                         518
                Standard-Pacific Corp.,
       300       8.50%, 04/01/09                                             294
       265       9.50%, 09/15/10                                             277
                                                                        --------
                                                                           1,853

                Consumer Products -- 0.3%
       500      Playtex Products, Inc., 9.38%, 06/01/11 +                    533

                Consumer Services -- 1.1%
       500      Iron Mountain, Inc., 8.63%, 04/01/13                         520
       550      Quebecor Media, Inc. (Canada), 11.13%, 07/15/11              594
       250      Service Corp International, 6.00%, 12/15/05                  225
       500      United Rentals, Inc., Ser. B, 8.80%, 08/15/08                504
                                                                        --------
                                                                           1,843

                Electronics/Electrical Equipment -- 0.6%
       450      Flextronics International LTD (Singapore) (Yankee),
                 9.88%, 07/01/10                                             486
       400      Ucar Finance, Inc., #, 10.25%, 02/15/12                      420
                                                                        --------
                                                                             906

                Entertainment/Leisure -- 0.4%
       700      Six Flags, Inc., SUB, 10.00%, 04/01/08 +                     672

                Environmental Services -- 0.3%
       500      Allied Waste North America, Ser. B,
                 10.00%, 08/01/09                                            514

                Financial Services -- 2.8%
       400      Capital One Financial Corp., 8.75%, 02/01/07                 405
       750      Destination Film Funding Corp., #, 6.25%, 10/15/03 (i)       698
       325      Erac USA Finance Co., 9.13%, 12/15/04 +                      358
       150      HSBC Capital Funding LP (Channel Islands), FRN, #,
                 10.18%, 12/29/49 +                                          192
       500      ING Capital Funding Trust III, 8.44%, 12/31/49 +             554
       750      Morgan Stanley Dean Writer & Co., 6.75%, 04/15/11 +          756

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
 AMOUNT~        ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services-- Continued
$      400      Nexstar Finance LLC/Nexstar Finance, Inc.,
                 12.00%, 04/01/08                                       $    442
                PEMEX Project Funding Master Trust,
       175       8.50%, 02/15/08                                             187
       120       9.13%, 10/13/10                                             132
       500      UBS Preferred Funding Trust I, FRN,
                 8.62%, 12/31/49 +                                           562
       300      Yell Finance BV (The Netherlands),
                 10.75%, 08/01/11                                            329
                                                                        --------
                                                                           4,615

                Food/Beverage Products -- 1.0%
       500      Del Monte Corp., Ser. B, 9.25%, 05/15/11 +                   533
                Fleming Companies, Inc.,
       300       10.13%, 04/01/08 +                                          315
       200       Ser. B, 10.63%, 07/31/07 +                                  205
       350      Smithfield Foods, Inc., 7.63%, 02/15/08 +                    349
       240      Winn-Dixie Stores, Inc., 8.88%, 04/01/08                     246
                                                                        --------
                                                                           1,648

                Health Care/Health Care Services -- 1.0%
       550      Alliance Imaging, Inc., 10.38%, 04/15/11                     586
       500      Fresenius Medical Care Capital Trust IV,
                 7.88%, 06/15/11                                             501
       700      Mariner Health Group Corp., Ser. B, #,
                 0.00%, 04/01/06 (d)                                           0
       500      Triad Hospitals, Inc., Ser. B, 8.75%, 05/01/09               533
                                                                        --------
                                                                           1,620

                Hotels/Other Lodging -- 1.8%
       400      Ameristar Casinos, Inc., 10.75%, 02/15/09 +                  442
       500      Extended Stay America, Inc., 9.88%, 06/15/11                 525
       100      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07 +            110
                MGM Mirage, Inc.,
       300       8.38%, 02/01/11                                             312
       380       9.75%, 06/01/07 +                                           419
       535      Park Place Entertainment Corp., 8.88%, 09/15/08 +            566
       450      Station Casinos, Inc., 9.88%, 07/01/10 +                     487
                                                                        --------
                                                                           2,861

                Insurance -- 0.2%
       600      Conseco, Inc., 10.75%, 06/15/08                              339

                Manufacturing -- 0.3%
       200      Sun World International, 11.25%, 04/15/04 +                  199
       300      Terex Corp., Ser. B, #, 10.38%, 04/01/11                     327
                                                                        --------
                                                                             526

                Multi-Media -- 5.1%
       500      Adelphia Communications Corp., 10.25%, 06/15/11              418
       400      American Media Operation, Inc., 10.25%, 05/01/09             419
       280      British Sky Broadcasting PLC (United Kingdom)
                 (Yankee), 6.88%, 02/23/09                                   264

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Multi-Media -- Continued
$      600      Callahan Nordrhein-Westfalen GmbH (Germany),
                 14.00%, 07/15/10                                       $    102
                Charter Communications Holdings LLC/Charter
                 Communications Holdings Capital Corp.,
       250       10.00%, 04/01/09                                            237
       350       11.13%, 01/15/11                                            343
       400       SUB, 9.92%, 04/01/11                                        278
       775      Clear Channel Communications, Inc.,
                 7.65%, 09/15/10 +                                           772
       500      CSC Holdings, Inc., 10.50%, 05/15/16                         513
       500      Echostar DBS Corp., 9.38%, 02/01/09                          520
       325      eKabel Hessen GmbH (Germany), 14.50%, 09/01/10               101
       600      Emmis Communications Corp., Ser. B,
                 8.13%, 03/15/09                                             613
       300      Fox Family Worldwide, Inc., 9.25%, 11/01/07                  312
     1,000      Insight Communications, Inc., SUB,
                 12.25%, 02/15/11                                            649
       250      Lin Holdings Corp., SUB, 11.75%, 03/01/08                    231
       190      McKesson Corp., 7.75%, 02/01/12 +                            195
       500      Mediacom LLC/Mediacom Capital Corp.,
                 9.50%, 01/15/13                                             500
       250      Nextmedia Operating, Inc., #, 10.75%, 07/01/11               270
       300      Paxson Communications Corp., SUB, #,
                 12.25%, 01/15/09                                            219
       500      Primedia, Inc., 8.88%, 05/15/11                              430
       500      Radio One, Inc., Ser. B, 8.88%, 07/01/11                     523
       400      United Pan-Europe Communications NV (The
                 Netherlands) (Yankee), Ser. B, 10.88%, 11/01/07              52
       200      Young Broadcasting, Inc., 10.00%, 03/01/11                   210
                                                                        --------
                                                                           8,171

                Oil & Gas -- 3.1%
     1,000      Chesapeake Energy Corp., 8.13%, 04/01/11                   1,011
       140      Compagnie Generale de Geophysique SA (France),
                 10.63%, 11/15/07                                            145
       150      Eott Energy Partners LP/Eott Energy Finance Corp.,
                 11.00%, 10/01/09                                            122
       200      Frontier Oil Corp., 11.75%, 11/15/09                         213
       250      Key Energy Services, Inc., Ser. B, 8.38%, 03/01/08           255
       500      Lasmo USA, Inc., 7.50%, 06/30/06 +                           538
       300      Newpark Resources, Inc., Ser. B, 8.63%, 12/15/07             288
       165      Petroleos Mexicanos (Mexico) (Yankee),
                 8.85%, 09/15/07                                             180
                Petroliam Nasional BHD (Malaysia),
       210       #, 7.75%, 08/15/15                                          224
        35       7.75%, 08/15/15                                              37
       300      Plains Resources, Inc., Ser. B, 10.25%, 03/15/06             310
                Pogo Producing Co.,
       200       Ser. B, 8.25%, 04/15/11                                     208
       300       Ser. B, 10.38%, 02/15/09                                    326

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Oil & Gas -- Continued
$      160      Triton Energy LTD (Channel Islands) (Yankee),
                 8.88%, 10/01/07                                        $    175
       450      Vintage Petroleum, Inc., #, 8.25%, 05/01/12                  450
       500      Westport Resources Corp., 8.25%, 11/01/11                    516
                                                                        --------
                                                                           4,998
                Packaging -- 1.4%
       400      Owens-Brockway Glass Container Corp., #,
                 8.88%, 02/15/09                                             412
       500      Packaging Corporation of America, 9.63%, 04/01/09            545
       750      Riverwood International Corp., 10.63%, 08/01/07              788
       500      Stone Container Corp., 9.75%, 02/01/11                       540
                                                                        --------
                                                                           2,285
                Paper/Forest Products -- 0.7%
       450      Caraustar Industries, Inc., 9.88%, 04/01/11                  484
       600      Tembec Industries, Inc. (Canada), 8.50%, 02/01/11            624
                                                                        --------
                                                                           1,108
                Pharmaceuticals -- 0.4%
       550      AmerisourceBergen Corp., 8.13%, 09/01/08                     580

                Pipelines -- 0.8%
       175      El Paso Corp., 7.00%, 05/15/11 +                             174
       500      El Paso Energy Partners LP/El Paso Energy Partners
                 Finance Corp., 8.50%, 06/01/11 +                            510
       125      Sonat, Inc., 7.63%, 07/15/11                                 129
       500      WCG Note Trust/WCG Note Corp., #,
                 8.25%, 03/15/04                                             503
                                                                        --------
                                                                           1,316

                Printing & Publishing -- 0.3%
       400      Von Hoffmann Press, Inc., #, 10.25%, 03/15/09                417

                Real Estate Investment Trust-- 0.7%
       180      Host Marriott LP, Ser. G, 9.25%, 10/01/07                    186
       300      Meristar Hospitality Corp., 9.13%, 01/15/11                  308
       200      MeriStar Hospitality Operating Partnership
                 LP/Meristar Hospitality Finance Corp., #,
                 10.50%, 06/15/09                                            210
       500      Ventas Realty LP/Ventas Capital Corp., #,
                 9.00%, 05/01/12                                             513
                                                                        --------
                                                                           1,217
                Restaurants/Food Services -- 0.3%
       450      Tricon Global Restaurants, Inc., 8.88%, 04/15/11             484
                Semi-Conductors-- 0.1%
                Fairchild Semiconductor International, Inc.,
       100       10.13%, 03/15/07                                            105
        50       10.38%, 10/01/07                                             53
                                                                        --------
                                                                             158

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Shipping/Transportation -- 0.7%
$      800      Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11        $    836
       300      Union Pacific Corp., 6.65%, 01/15/11 +                       305
                                                                        --------
                                                                           1,141

                Steel -- 0.2%
       300      AK Steel Corp., 9.13%, 12/15/06                              312

                Telecommunications -- 4.3%
                Allegiance Telecom, Inc.,
       300       12.88%, 05/15/08                                             90
       100       Ser. B, SUB, 0.00%, 02/15/08                                 17
       500      American Cellular Corp., 9.50%, 10/15/09                     320
       600      American Tower Corp., 9.38%, 02/01/09                        417
       650      AT&T Wireless Services, Inc., 7.88%, 03/01/11 +              632
       950      Crown Castle International Corp., SUB,
                 0.00%, 05/15/11                                             579
       255      Deutsche Telekom International Finance BV (The
                 Netherlands), SUB, 8.00%, 06/15/10 +                        269
       280      Insight Midwest LP/Insight Capital, Inc.,
                 10.50%, 11/01/10                                            298
        75      Koninklijke KPN NV (The Netherlands),
                 8.00%, 10/01/10 +                                            77
       510      Microcell Telecommunications (Canada) (Yankee),
                 Ser. B, SUB, 14.00%, 06/01/06                               275
                Nextel Communications, Inc.,
       500       9.38%, 11/15/09                                             349
       100       9.50%, 02/01/11                                              68
                Nextel Partners, Inc.,
       200       11.00%, 03/15/10                                            124
       200       11.00%, 03/15/10                                            124
       500      Rogers Wireless Communications, Inc. (Canada),
                 9.63%, 05/01/11                                             480
       600      Sprint Capital Corp., 6.90%, 05/01/19 +                      493
       500      TCI Communications, Inc., 8.75%, 08/01/15 +                  524
       250      TeleCorp PCS, Inc., 10.63%, 07/15/10                         283
       525      Telefonica Europe BV (The Netherlands),
                 7.75%, 09/15/10 +                                           559
                Time Warner Telecom, Inc.,
       350       9.75%, 07/15/08                                             177
       300       10.13%, 02/01/11                                            152
                Tritel PCS, Inc.,
       200       10.38%, 01/15/11                                            226
        70       SUB, 12.75%, 05/15/09                                        62
       200      TSI Telecommunication Services, Inc., #,
                 12.75%, 02/01/09                                            195
       259      Voicestream Wireless Corp./ Voicestream Wireless
                 Holdings Corp., 10.38%, 11/15/09                            283
                                                                        --------
                                                                           7,073
                Transportation - 0.1%
       155      TFM SA de CV (Mexico) (Yankee), SUB, 11.75%, 06/15/09        144

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Utilities -- 1.2%
$      200      AES Corp., 8.88%, 02/15/11                              $    160
       300      Calpine Corp., 7.88%, 04/01/08                               249
       500      CMS Energy Corp., 9.88%, 10/15/07                            546
       250      Tenaga Nasional BHD (Malaysia), 7.63%, 04/01/11              258
       750      United Utilities PLC (United Kingdom) (Yankee),
                 6.25%, 08/15/05 +                                           753
                                                                        --------
                                                                           1,966
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                             58,499
                (Cost $60,642)
                ----------------------------------------------------------------
                RESIDENTIAL MORTGAGE BACKED SECURITIES -- 15.2%
                Collateralized Mortgage Obligations -- 0.3%
     7,677      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 1997-2X, #, 1.01%, 06/25/20 +                   178
       362      DLJ Mortgage Acceptance Corp. Ser. AC-1997-1,
                 Class A, #, 8.45%, 07/28/27                                 354
                                                                        --------
                                                                             532
                Mortgage Backed Pass-Through Securities -- 14.9%
                Federal National Mortgage Association,
     1,000       TBA, 6.00%, 05/25/32                                        988
    16,000       TBA, 6.50%, 06/25/32                                     16,125
     7,000       TBA, 7.00%, 07/25/32                                      7,162
                                                                        --------
                                                                          24,275
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities              24,807
                (Cost $24,806)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 6.2%
                ---------------------------------------------
       500      COMM, Ser. 2000-FL1A, Class H, FRN, #,
                 3.14%, 12/16/11                                             498
                Credit Suisse First Boston Mortgage Securities Corp.,
     1,155       Ser. 1999-C1, Class A2, 7.29%, 09/15/09                   1,252
       300       Ser. 2001-CK1, Class A3, 6.38%, 12/16/35                    308
     1,137      First Union Commercial Mortgage Trust, Ser.
                 1999-C1, Class A, 5.73%, 10/15/35                         1,166
     1,200      Heller Financial Commercial Mortgage Asset Corp.,
                 Ser. 1999-PH1, Class A2, 6.85%, 05/15/31                  1,270
                Morgan Stanley Capital I,
     1,000       Ser. 1997-XL1, Class G, #, 7.70%, 10/03/30                  923
       300       Ser. 2000-HG, Class E, #, 8.20%, 12/03/05                   316
     1,330      Morgan Stanley Dean Witter Capital I, Ser. 2002-HQ,
                 Class A2, 6.09%, 04/15/34                                 1,363
     1,440      Nomura Asset Securities Corp., Ser. 1998-D6, Class
                 A1B, 6.59%, 03/15/30                                      1,519
     1,500      PNC Mortgage Acceptance Corp., Ser. 2001-C1,
                 Class A2, 6.36%, 03/12/34                                 1,524
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               10,139
                (Cost $9,808)
                ----------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- 0.7%
$    2,000      Green Tree Financial Corp., Ser. 1999-3,
                 Class B1, 8.37%, 02/01/31                              $  1,040
        47      Home MAC Mortgage Securities Corp., Ser. 1985-1,
                 11.38%, 08/01/15 (i)                                         47
                ----------------------------------------------------------------
                Total Asset Backed Securities                              1,087
                (Cost $2,050)
                ----------------------------------------------------------------
                Private Placements -- 8.8%
                --------------------------
                Co-op Apartments -- 5.4%
     2,737      127-129-131 West 96th St. Note, 6.85%, 12/01/18
                 (f) (i) +                                                 2,729
     1,028      14-16 East 17th St. (1st Mortgage Agreement on
                 Cooperative Building in Brooklyn, New York), 7.00%,
                 03/01/12 (f) (i) +                                        1,030
     1,457      270 5th Ave. (1st Mortgage Agreement on
                 Cooperative Building in Brooklyn, New York), 6.93%,
                 08/01/18 (f) (i) +                                        1,460
       577      3512 Oxford Ave. (1st Mortgage Agreement on
                 Cooperative Building in Riverdale, New York),
                 8.45%, 06/01/17 (f) (i) +                                   632
       539      42 155th Street, 7.00%, 01/01/14 (f) (i) +                   560
       773      421 West 57TH Street Owners Co.,
                 8.98%, 07/01/22 (f) (i) +                                   882
       459      482 East 9th St., Kensington Gardens Corp., (1st
                 Mortgage Agreement on Cooperative Building in
                 New York City), 6.85%, 12/01/18 (f) (i) +                   456
       576      Greystone Tenants, 8.50%, 06/01/17 (f) (i) +                 627
       467      Our House Mercer, 7.49%, 04/01/23 (f) (i) +                  485
                                                                        --------
                                                                           8,861

                Conventional Multi-Family -- 3.4%
     1,499      PC Bel Clare Estates, 6.81%, 08/01/18 (f)                  1,513
     1,273      PC Northstar Terrace, 6.63%, 10/01/18 (f) (i)              1,248
     1,584      PC Shangri La MHC Co., 6.40%, 10/01/08 (f) (i)             1,599
     1,240      Three Lakes Estate, 6.06%, 10/01/13 (f) (i)                1,178
                                                                        --------
                                                                           5,538
                ----------------------------------------------------------------
                Total Private Placements                                  14,399
                (Cost $14,218)
                ----------------------------------------------------------------
 Shares
                Warrant -- 0.0%
                ---------------
         1      Venezuelan Republic, expires 12/31/49                          0
                (Cost $0)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              136,792
                (Cost $137,683)
--------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT~       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- 16.2%
--------------------------------------------------------------------------------
                U.S. Treasury Security -- 0.0%
                ------------------------------
$       10      U.S. Treasury Bill, DN, 1.67%, 06/27/02 @               $     10
                (Cost $10)

  Shares

                Money Market Fund -- 16.2%
                --------------------------
    26,430      JPMorgan Prime Money Market Fund (a) +                    26,430
                (Cost $26,430)
--------------------------------------------------------------------------------
                Total Short-Term Investments                              26,440
                (Cost $26,440)
--------------------------------------------------------------------------------
                Total Investments-- 100.0%                              $163,232
                (Cost $164,123)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, APRIL 30, 2002

COUNTRY                                                    % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------
United States                                                          78.6%
Germany                                                                 2.4
Other (below 2%)                                                       19.0
-------------------------------------------------------------------------------------
Total                                                                 100.0%
-------------------------------------------------------------------------------------

FUTURES CONTRACTS
-------------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
  NUMBER                                                 VALUE AT     APPRECIATION/
    OF                                   EXPIRATION       4/30/02    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE           (USD)          (USD)
-------------------------------------------------------------------------------------
            Long Futures Outstanding
            ----------------------------
      3     Euro-Bobl                    June, 2002         $ 283         $  1
      1     Euro-Bond                    June, 2002            95            1
     64     Treasury Bonds               June, 2002         6,548          (22)
     26     5 Year Treasury Notes        June, 2002         2,757           15
            Short Futures Outstanding
            ----------------------------
    (21)    5 Year Treasury Notes        June, 2002        (2,227)           4
   (169)    10 Year Treasury Notes       June, 2002       (17,840)         (63)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------------
                                                                             NET
                                                                          UNREALIZED
                                            SETTLEMENT       VALUE       APPRECIATION/
                              SETTLEMENT       VALUE      AT 4/30/02    (DEPRECIATION)
CONTRACTS TO BUY                 DATE          (USD)         (USD)           (USD)
--------------------------------------------------------------------------------------
       10  GBP                  5/28/02          $14           $14          $--^^


                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- CONTINUED
-------------------------------------------------------------------------------------
                                                                             NET
                                            SETTLEMENT       VALUE        UNREALIZED
                              SETTLEMENT       VALUE      AT 4/30/02     DEPRECIATION
  CONTRACTS TO SELL               DATE         (USD)         (USD)           (USD)
-------------------------------------------------------------------------------------
      475  CAD                  5/28/02       $  299        $  303         $  (4)
    4,462  EUR                  5/28/02        3,921         4,016           (95)
      320  GBP                  5/28/02          459           466            (7)
                                              ------        ------         -----
                                              $4,679        $4,785         $(106)
                                              ======        ======         ======

                       See notes to financial statements.

JPMorgan INTERMEDIATE BOND FUND
         PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 69.0%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 5.6%
                --------------------------------
                U.S. Treasury Notes & Bonds,
   $ 1,780       3.00%, 02/29/04 +                                       $ 1,777
     2,145       3.50%, 11/15/06 +                                         2,065
     3,935       4.88%, 02/15/12 +                                         3,868
       230       5.38%, 02/15/31 +                                           223
     3,110       6.00%, 08/15/04 @ +                                       3,285
       110       6.25%, 05/15/30 +                                           118
    23,570       8.00%, 11/15/21 +                                        29,849
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            41,185
                (Cost $41,999)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 1.7%
                -----------------------------------------
                Federal Home Loan Bank,
       950       3.63%, 10/15/04 +                                           948
       530       4.88%, 04/16/04 +                                           544
                Federal Home Loan Mortgage Corp.,
       300       5.75%, 03/15/09 +                                           307
     1,335       5.75%, 01/15/12 +                                         1,340
       650       6.25%, 07/15/04 +                                           687
                Federal National Mortgage Association,
     1,105       4.38%, 10/15/06 +                                         1,091
     7,450       6.63%, 11/15/30 +                                         7,786
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   12,703
                (Cost $12,571)
                ----------------------------------------------------------------
                Foreign Government Security -- 0.3%
                -----------------------------------
     2,100      Province of Quebec (Canada), 7.50%, 09/15/29               2,344
                (Cost $2,064)
                Corporate Notes & Bonds -- 18.4%
                --------------------------------
                Aerospace -- 0.2%
       190      Northrop Grumman Corp., 7.75%, 02/15/31 +                    198
       430      Raytheon Co., 6.55%, 03/15/10 +                              430
       900      United Technologies Corp., 6.10%, 05/15/12 +                 902
                                                                         -------
                                                                           1,530
                Automotive -- 1.5%
                DaimlerChrysler N.A. Holding Corp.,
     1,040       7.75%, 01/18/11 +                                         1,108
       165       8.50%, 01/18/31 +                                           183
     5,795      Ford Motor Credit Co., 7.38%, 02/01/11 +                   5,834
                General Motors Acceptance Corp.,
     1,335       6.88%, 09/15/11 +                                         1,336
       505       8.00%, 11/01/31 +                                           530
     2,270      General Motors Corp., 7.20%, 01/15/11 +                    2,318
                                                                         -------
                                                                          11,309
                Banking -- 2.3%
       675      Abbey National Capital Trust I, FRN, 8.96%,
                  12/31/49 +                                                 779

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Banking -- Continued
   $ 1,920      Bank of America Corp., 7.40%, 01/15/11 +                 $ 2,065
     2,215      Bank One Corp., 6.50%, 02/01/06 +                          2,323
     1,625      Barclays Bank PLC (United Kingdom), FRN, #,
                 8.55%, 12/28/49 +                                         1,835
     1,980      First Union National Bank, 7.80%, 08/18/10 +               2,186
     1,925      Manufacturers & Traders Trust Co., 8.00%,
                 10/01/10 +                                                2,088
     2,776      MBNA America Bank, N.A., 7.75%, 09/15/05 +                 2,950
       475      National City Bank, 6.20%, 12/15/11 +                        473
     1,270      Royal Bank of Scotland Group PLC
                 (United Kingdom), FRN, 7.65%, 08/31/49 +                  1,317
       320      Standard Chartered Bank PLC (United Kingdom),
                  #, 8.00%, 05/30/31 +                                       333
       765      SunTrust Banks, Inc., 6.38%, 04/01/11 +                      780
                                                                          17,129
                                                                         -------
                Broadcasting/Cable -- 0.2%
     1,540      COX Communications, Inc., 6.75%, 03/15/11                  1,460

                Consumer Products -- 0.1%
       700      Procter & Gamble Co., 6.60%, 12/15/04 +                      745

                Diversified -- 0.3%
     2,470      General Electric Capital Corp., MTN, 5.88%,
                  02/15/12 +                                               2,428

                Financial Services -- 5.4%
     1,590      CIT Group, Inc., 6.50%, 02/07/06 +                         1,535
                Citigroup, Inc.,
     1,960       6.50%, 01/18/11 +                                         2,003
       745       7.25%, 10/01/10 +                                           796
                Credit Suisse First Boston USA, Inc.,
       575       6.50%, 01/15/12 +                                           567
       345      MTN, 6.13%, 11/15/11 +                                       334
     4,555      FleetBoston Financial Corp., 7.25%, 09/15/05 +             4,884
       655      Goldman Sachs Group, Inc., 6.60%, 01/15/12 +                 651
     1,535      Household Finance Corp., 6.75%, 05/15/11 +                 1,530
     1,560      ING Capital Funding Trust III, 8.44%, 12/31/49 +           1,730
       470      Lehman Brothers Holdings, Inc., 6.63%, 01/18/12 +            466
                Morgan Stanley Dean Witter & Co.,
       550       6.10%, 04/15/06 +                                           565
     1,445       6.75%, 04/15/11 +                                         1,458
     7,590      Standard Credit Card Trust (CCM Properties LLC),
                 Ser. 93, 5.95%, 10/07/04                                  7,852
                Targeted Return Index (TRAINS),
     1,280       Ser. 2002-5, FRN, #, 6.00%, 01/25/07 +                    1,273
    10,650       Ser. 2002-10, FRN, #, 6.86%, 01/15/12 +                  10,756
     1,700      UBS Preferred Funding Trust I, FRN, 8.62%,
                 12/31/49 +                                                1,912
       785      Washington Mutual Bank FA, 6.88%, 06/15/11 +                 806
                                                                         -------
                                                                          39,118

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------

      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Food/Beverage Products -- 0.2%
    $  115      Ahold Finance USA, Inc., 6.88%, 05/01/29 +               $   110
       220      Conagra Foods, Inc., 6.75%, 09/15/11 +                       225
     1,400      Kellogg Co., Ser. B, 6.60%, 04/01/11 +                     1,438
                                                                         -------
                                                                           1,773

                Health Care/Health Care Services -- 0.0%
       300      Tenet Healthcare Corp., #, 6.38%, 12/01/11 +                 295

                Insurance -- 0.2%
       440      AXA (France), 8.60%, 12/15/30 +                              498
       710      Metlife, Inc., 6.13%, 12/01/11 +                             708
       205      Nationwide Financial Services, 6.25%, 11/15/11 +             203
                                                                         -------
                                                                           1,409

                Manufacturing -- 0.1%
       755      Honeywell International, Inc., 6.13%, 11/01/11 +             755

                Metals/Mining -- 0.1%
       740      Alcoa, Inc., 6.00%, 01/15/12 +                               738

                Multi-Media -- 1.2%
     1,795      AOL Time Warner, Inc., 6.88%, 05/01/12                     1,702
       970      Clear Channel Communications, Inc., 7.65%,
                 09/15/10                                                    967
     1,545      Time Warner Entertainment Co. LP, 8.38%,
                 03/15/23                                                  1,547
     4,275      USA Networks, Inc., 6.75%, 11/15/05 +                      4,325
                                                                         -------
                                                                           8,541

                Oil & Gas -- 0.8%
       205      Alberta Energy Co., LTD (Canada) (Yankee), 7.38%,
                 11/01/31                                                    212
       685      Amerada Hess Corp., 7.88%, 10/01/29                          731
       310      Anadarko Finance Co., 6.75%, 05/01/11                        318
       750      Anadarko Petroleum Corp., 6.13%, 03/15/12                    732
       295      Devon Financing Corp. ULC, #, 7.88%, 09/30/31                310
       800      Lasmo USA, Inc., 7.30%, 11/15/27                             852
       545      Occidental Petroleum Corp., 6.75%, 01/15/12                  561
       930      Transocean Sedco Forex, Inc., 7.50%, 04/15/31                948
       845      Valero Energy Corp., 6.88%, 04/15/12                         851
                                                                         -------
                                                                           5,515

                Paper/Forest Products -- 0.4%
     1,600      International Paper Co., 8.13%, 07/08/05 +                 1,731
       385      MeadWestvaco Corp., 6.85%, 04/01/12 +                        391
        95      Westvaco Corp., 8.20%, 01/15/30 +                            105
       805      Weyerhaeuser Co., #, 6.75%, 03/15/12 +                       812
                                                                         -------
                                                                           3,039

                Pharmaceuticals -- 0.0%
       295      Wyeth, 6.70%, 03/15/11 +                                     308

                Pipelines -- 0.5%
     1,500      Dynegy Holdings, Inc., 6.88%, 04/01/11                     1,299

                   See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Pipelines -- Continued
   $ 1,350      Sonat, Inc., 7.63%, 07/15/11                             $ 1,388
       285      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                             324
       940      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31            865
                                                                         -------
                                                                           3,876

                Retailing -- 0.5%
       380      Albertson's, Inc., 7.50%, 02/15/11 +                         406
       750      Federated Department Stores, 6.63%, 04/01/11 +               752
       520      Lowe's Companies, Inc., 6.88%, 02/15/28 +                    525
       630      Kroger Co., 6.80%, 04/01/11 +                                642
     1,130      Safeway, Inc., 6.50%, 03/01/11 +                           1,148
                                                                         -------
                                                                           3,473

                Shipping/Transportation -- 0.6%
     1,385      Burlington Northern Santa Fe Corp., 6.75%,
                 07/15/11 +                                                1,416
       680      CSX Corp., 6.30%, 03/15/12 +                                 670
       790      Norfolk Southern Corp., 6.75%, 02/15/11 +                    807
     1,435      Union Pacific Corp., 6.65%, 01/15/11 +                     1,458
                                                                         -------
                                                                           4,351

                Telecommunications -- 2.7%
     1,195      AT&T Corp., #, 7.30%, 11/15/11                             1,099
                AT&T Wireless Services, Inc.,
     1,180       7.88%, 03/01/11                                           1,149
       305       8.75%, 03/01/31                                             297
     1,465      BellSouth Capital Funding, 7.75%, 02/15/10                 1,587
     1,065      British Telecom PLC (United Kingdom), SUB, 8.88%,
                 12/15/30                                                  1,203
       680      Cingular Wireless, #, 6.50%, 12/15/11                        643
       895      Deutsche Telekom International Finance BV (The
                 Netherlands), SUB, 8.00%, 06/15/02                          943
       930      France Telecom (France), SUB, 9.00%, 03/01/31                968
        30      GTE Corp., 6.94%, 04/15/28                                    27
     2,000      SBC Communications, Inc., 6.25%, 03/15/11                  1,981
                Sprint Capital Corp.,
     1,275       6.88%, 11/15/28                                           1,007
     1,455       8.38%, 03/15/12                                           1,434
     1,325      TCI Communications, Inc., 7.88%, 02/15/26                  1,227
       395      Telefonica Europe BV (The Netherlands), 7.75%,
                 09/15/10                                                    421
       880      Verizon Global Funding Corp., 7.75%, 12/01/30                864
     3,135      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                  3,354
     2,260      WorldCom, Inc., 8.25%, 05/15/31                              994
                                                                         -------
                                                                          19,198

                Utilities -- 1.1%
       950      Constellation Energy Group, Inc., 7.00%, 04/01/12            966
     1,270      Dominion Resources, Inc., Ser. A, 8.13%, 06/15/10          1,397
       460      Duke Energy Corp., 6.25%, 01/15/12                           464
       335      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                   315
       435      MidAmerican Energy Holdings Co., 6.75%, 12/30/31             415

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Utilities -- Continued
                National Rural Utilities Cooperative Finance Corp.,
    $  345       6.00%, 05/15/06 +                                       $   350
       500       6.13%, 05/15/05 +                                           513
       465       7.25%, 03/01/12                                             482
       515      Nisource Finance Corp., 7.88%, 11/15/10 +                    519
       520      Pacificorp, 7.70%, 11/15/31                                  561
                Progress Energy, Inc.,
       595       6.85%, 04/15/12                                             605
       500       7.10%, 03/01/11                                             517
       650      PSEG Power LLC, 7.75%, 04/15/11                              684
       510      TXU Corp., 6.38%, 06/15/06                                   517
                                                                         -------
                                                                           8,305
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            135,295
                (Cost $136,134)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities  -- 35.1%
                ------------------------------------------------
                Collateralized Mortgage Obligations  -- 2.7%
                Federal Home Loan Mortgage Corp.,
       626       Ser. 205, Class I0, 7.00%, 09/01/29 +                       135
     5,225       Ser. 2155, Class PC, 6.00%, 11/15/17 +                    5,378
                Federal National Mortgage Association,
     4,200       Ser. 1999-17, Class PC, 6.00%, 12/25/22 +                 4,323
     1,074       Ser. 309, Class 2, 7.00%, 11/01/30 +                        223
     9,824      Norwest Asset Securities Corp., Ser. 1998-24,
                 Class A2, 6.75%, 10/25/28 +                              10,095
                                                                         -------
                                                                          20,154
                Mortgage Backed Pass-Through Securities -- 32.4%
                Federal Home Loan Mortgage Corp.,
    10,450       Gold Pool, TBA, 6.00%, 06/15/17                          10,564
    30,000       Gold Pool, TBA, 6.00%, 05/15/32                          29,653
    10,000       Gold Pool, TBA, 6.50%, 05/15/32                          10,128
                Federal National Mortgage Association,
       638       Pool 442508, 6.00%, 09/01/13 +                              651
     6,011       Pool 504076, 6.50%, 06/01/29 +                            6,094
         2       Pool 529276, 7.50%, 07/01/30 +                                2
       907       Pool 547200, 7.50%, 08/01/15 +                              957
       310       Pool 568693, 6.50%, 02/01/31 +                              314
     5,431       Pool 570848, 6.50%, 02/01/31 +                            5,495
     5,509       Pool 570849, 6.50%, 02/01/31 +                            5,575
     3,018       Pool 606827, 6.50%, 10/01/31                              3,053
    29,480       TBA, 6.00%, 05/25/32                                     29,130
   100,100       TBA, 6.50%, 06/25/32                                    100,883
    18,500       TBA, 7.00%, 07/25/32                                     18,928
    15,000      Government National Mortgage Association, TBA,
                 6.50%, 05/15/32                                          15,192
                                                                         -------
                                                                         236,619
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             256,773
                (Cost $253,882)
                ----------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 4.6%
                ---------------------------------------------
                Bear Stearns Commercial Mortgage Securities,
   $ 2,927       Ser. 2000-WF2, Class A1, 7.11%, 10/15/32 +              $ 3,115
     3,000       Ser. 2001-TOP2, Class A2, 6.48%, 02/15/35 +               3,113
     3,055      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-CF2, Class A4, 6.51%, 02/15/34 +         3,165
                LB-UBS Commercial Conduit Mortgage Trust,
     6,880       Ser. 2001-C2, Class A2, 6.65%, 11/15/27 +                 7,164
     3,645       Ser. 2001-C3, Class A2, 6.37%, 12/15/28 +                 3,739
    13,290      Morgan Stanley Dean Witter Capital I,
                 Ser. 2001-TOP3, Class A4, 6.39%, 07/15/33 +              13,568
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               33,864
                (Cost $32,949)
                ----------------------------------------------------------------
                Asset Backed Securities -- 3.3%
                -------------------------------
     3,985      AmeriCredit Automobile Receivables Trust,
                 Ser. 2001-B, Class A4, 5.37%, 06/12/08 +                  4,072
    10,000      Discover Card Master Trust I, Ser. 2001-5, Class A,
                 5.30%, 11/16/06                                          10,227
                Ford Credit Auto Owner Trust,
     4,440       Ser. 2001-C, Class A4, 4.83%, 02/15/05 +                  4,500
     2,575       Ser. 2001-C, Class A5, 5.25%, 09/15/05 +                  2,617
     2,810      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06 +                               2,886
                ----------------------------------------------------------------
                Total Asset Backed Securities                             24,302
                (Cost $23,841)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              506,466
                (Cost $503,440)
--------------------------------------------------------------------------------
      Short-Term Investments -- 31.0%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 3.2%
                -----------------------------------------
    13,100      Federal Home Loan Mortgage Corp., DN, 1.77%,
                05/24/02 +                                                13,085
    10,300      Federal National Mortgage Association, DN, 1.81%,
                06/05/02 +                                                10,283
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   23,368
                (Cost $23,367)
                ----------------------------------------------------------------
                Commercial Paper -- 18.0%
                -------------------------
    10,500      ABN-AMRO North America Finance, Inc. (The
                 Netherlands), 1.75%, 06/25/02 +                          10,471
    10,300      Alpine Securitization Corp., 1.85%, 05/24/02 +            10,287
    10,200      BNP Paribas (France), 1.83%, 05/16/02 +                   10,192
    10,300      Dexia Delaware LLC, 1.77%, 06/11/02 +                     10,279
    10,200      Fairway Finance Corp., 1.79%, 05/20/02 +                  10,190
     5,628      Market Street Funding Corp., 1.84%, 05/08/02 +             5,626
     5,200      Morgan Stanley Dean Witter & Co., 1.85%, 05/21/02 +        5,195
    10,000      Nestle Capital Corp. (Switzerland), 1.83%, 05/17/02 +      9,991
    10,300      New Center Asset Trust, 1.85%, 05/22/02 +                 10,289

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- Continued
--------------------------------------------------------------------------------
  $ 10,500      San Paolo US Financial Co. (Italy), 1.75%, 07/01/02 +   $ 10,469
     8,000      SBC Communications, Inc., 1.83%, 05/17/02 +                7,993
    10,300      Societe Generale North America, Inc., 1.84%,
                 06/03/02 +                                               10,282
    10,200      Spintab AB (Germany), 1.85%, 05/16/02 +                   10,192
    10,300      Trident Capital Finance, Inc. (France), 1.78%,
                 06/04/02 +                                               10,282
                ----------------------------------------------------------------
                Total Commercial Paper                                   131,738
                (Cost $131,742)
                ----------------------------------------------------------------
                Certificate of Deposit -- 1.4%
                ------------------------------
    10,200      State Street Bank & Trust Co., 1.85%, 05/17/02 +
                (Cost $10,200)                                            10,200
    SHARES
                Money Market Fund -- 8.4%
                -------------------------
    61,625      JPMorgan Prime Money Market Fund (a) +
                (Cost $61,625)                                            61,625
--------------------------------------------------------------------------------
                Total Short-Term Investments                             226,931
                (Cost $226,934)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $733,397
                (Cost $730,374)
--------------------------------------------------------------------------------
Futures Contracts
----------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
  NUMBER                                                 VALUE AT     APPRECIATION/
    OF                                   EXPIRATION       4/30/02    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE           (USD)          (USD)
----------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
     21     Treasury Bonds               June, 2002        $2,149          $28
    439     2 Year Treasury Notes        June, 2002        91,799          894
            Short Futures Outstanding
            -------------------------
   (444)    5 Year Treasury Notes        June, 2002       (47,085)        (440)
   (345)    10 Year Treasury Notes       June, 2002       (36,419)        (175)

                       See notes to financial statements.

                         JPMorgan SHORT TERM BOND FUND
                            PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- 81.9%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 6.2%
                --------------------------------
                U.S. Treasury Notes & Bonds,
$    2,720       3.00%, 01/31/04 @ +                                     $ 2,717
    47,000       3.38%, 04/30/04 +                                        47,118
     1,000       4.25%, 03/31/03 @ +                                       1,019
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            50,854
                (Cost $50,831)
                ----------------------------------------------------------------
                U.S. Government Agency Security -- 5.2%
                ---------------------------------------
    42,700      Federal National Mortgage Association,
                 3.40%, 11/15/04 +                                        42,280
                (Cost $42,668)
                Foreign Government Securities -- 1.8%
                -------------------------------------
    13,850      Italy Government International Bond (Italy),
                 4.63%, 06/15/05 +                                        13,989
     1,000      Province of Quebec (Canada), 7.50%, 07/15/02 +             1,010
                ----------------------------------------------------------------
                Total Foreign Government Securities                       14,999
                (Cost $14,797)
                ----------------------------------------------------------------
                Corporate Notes & Bonds -- 17.1%
                --------------------------------
                Automotive -- 1.1%
     1,800      Ford Motor Credit Co., 6.88%, 02/01/06 +                   1,822
     7,000      General Motors Acceptance Corp., MTN,
                 6.38%, 01/30/04 +                                         7,208
                                                                         -------
                                                                           9,030
                Banking -- 3.3%
     1,250      Banesto (Delaware), Inc., 8.25%, 07/28/02 +                1,265
     1,250      Bank One Corp., FRN, 2.05%, 04/24/03 +                     1,249
     9,200      Credit Suisse First Boston, FRN, 0.00%, 05/15/03 +         9,200
     1,000      Mellon Financial Co., 6.88%, 03/01/03 +                    1,033
    10,500      Northern Rock PLC (United Kingdom), MTN, FRN, #,
                 2.07%, 03/18/04 +                                        10,493
     3,500      Wells Fargo & Co., 7.25%, 08/24/05 +                       3,769
                                                                         -------
                                                                          27,009
                Financial Services -- 7.0%
     5,190      CIT Group, Inc., MTN, FRN, 2.02%, 08/14/03 +               4,956
     5,500      Countrywide Home Loans, Inc., MTN, FRN, 2.04%,
                 07/26/02 +                                                5,498
     4,500      Goldman Sachs Group LP, #, 7.80%, 07/15/02 +               4,532
     4,600      International Lease Finance Corp., 4.75%, 06/02/03 +       4,663
    11,400      Morgan Stanley Dean Witter & Co., MTN, FRN,
                 2.19%, 05/14/04 +                                        11,626
    11,500      Protective Life U.S. Funding Trust, #, 5.50%,
                 05/14/04 +                                               11,802
     7,750      Tiers Floating Rate Certificates Trust, Ser. 2001-20,
                 FRN, #, 2.21%, 08/06/03 +                                 7,740
     6,280      Washington Mutual Bank FA, FRN, 2.21%, 05/14/04 +          6,286
                                                                         -------
                                                                          57,103

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Paper/Forest Products -- 0.4%
$    3,200      Weyerhaeuser Co., FRN, #, 3.13%, 09/15/03 +              $ 3,200
                Pharmaceuticals -- 1.2%
     9,150      Abbott Laboratories, 5.13%, 07/01/04 +                     9,419
                Retailing -- 2.1%
    17,200      Wal-Mart Stores, Inc., 4.38%, 08/01/03 +                  17,486
                Utilities -- 2.0%
     4,500      Commonwealth Edison Co., FRN, #, 2.55%,
                 09/30/02 +                                                4,499
     5,600      Dominion Resources, Inc., FRN, 2.65%, 09/16/02 +           5,591
     5,800      National Rural Utilities Cooperative Finance Corp.,
                 5.25%, 07/15/04 +                                         5,890
                                                                         -------
                                                                          15,980
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            139,227
                (Cost $137,844)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities -- 22.1%
                -----------------------------------------------
                Collateralized Mortgage Obligations -- 14.4%
     5,556      Bank of America Mortgage Securities, Ser. 2001-9,
                 Class 1A7, FRN, 2.70%, 09/25/31 +                         5,564
                Countrywide Home Loans, Inc.,
     1,863       Ser. 1998-18, Class 1A12, 6.50%, 11/25/28 +               1,887
    10,000       Ser. 2002-7, Class 3A2, FRN, 5.42%, 05/19/32 +           10,091
     7,873      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-26, Class 3A2, FRN, 2.50%,
                 11/25/31 +                                                7,757
                Federal Home Loan Mortgage Corp.,
     2,527       Ser. 1564, Class G, 6.25%, 05/15/07 +                     2,555
    10,400       Ser. 1565, Class P, 6.00%, 08/15/08 +                    10,770
        42       Ser. 1980, Class VA, 7.00%, 08/15/02 +                       43
       713       Ser. 2061, Class VJ, 6.50%, 03/20/03 +                      722
     4,113       Ser. 2142, Class CJ, 6.00%, 11/15/08 +                    4,194
                Federal National Mortgage Association,
       897       Ser. 1998-30, Class C, 6.50%, 11/20/04 +                    927
     2,518       Ser. 1998-63, Class PB, 5.50%, 05/25/14 +                 2,531
       665       Ser. 2000-46, Class B, 7.50%, 07/25/27 +                    669
     8,423      GE Capital Mortgage Services, Inc., Ser. 1998-20,
                 Class A1, 6.50%, 10/25/28 +                               8,615
                Government National Mortgage Association,
    16,200       Ser. 2002-07, Class FA, FRN, 0.00%, 05/30/32 +           16,201
    11,500       Ser. 2002-24, Class FA, FRN, 2.35%, 04/16/32 +           11,498
     3,638      Norwest Asset Securities Corp., Ser. 1999-9, Class
                 A2, 6.50%, 04/25/29 +                                     3,746
     7,013      Residential Accredit Loans, Inc., Ser. 2001-QS11,
                 Class A5, FRN, 2.40%, 08/25/31 +                          7,002
                Residential Funding Mortgage Securities I,
     1,600       Ser. 1998-S24, Class A1, 6.50%, 10/25/28 +                1,622
     3,384       Ser. 2001-S23, Class 1A7, FRN, 2.65%, 10/25/31 +          3,399
     9,387       Ser. 2001-S26, Class A4, FRN, 2.75%, 11/25/31 +           9,416

                       See notes to financial statements.

As of April 30, 2002 (unaudited)
(Amounts in thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Collateralized Mortgage Obligations -- continued
                Washington Mutual,
$    5,426       Ser. 2001-AR4, Class A1, FRN, 2.78%, 12/25/31 +         $ 5,412
     3,083       Ser. 2001-S11, Class A7, FRN, 2.70%, 12/25/31 +           3,058
                                                                         -------
                                                                         117,679
                Mortgage Backed Pass-Through Securities -- 7.7%
    61,980      Federal National Mortgage Association, TBA, 6.50%,
                 06/25/32                                                 62,464
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             180,143
                (Cost $179,663)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 5.9%
                ---------------------------------------------
                COMM,
     3,000       Ser. 2000-FL1A, Class H, FRN, #, 3.14%, 12/16/11 +        2,987
     2,315       Ser. 2000-FL3A, Class KWT, FRN, #, 3.01%, 11/15/12 +      2,302
     6,579       Ser. 2001-FL4A, Class KPP, FRN, #, 3.56%, 04/15/13 +      6,572
     7,180      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 1997-C1, Class A1B, 7.15%, 06/20/29 +         7,478
     4,380      LB Commercial Conduit Mortgage Trust, Ser.
                 1998-C1, Class A2, 6.40%, 02/18/30 +                      4,577
                Lehman Large Loan,
     3,925       Ser. 1997-LL1, Class A1, 6.79%, 10/12/34 +                4,023
     2,300       Ser. 1997-LL1, Class A2, 6.84%, 09/12/06 +                2,409
     3,000      Mall of America Capital Co. LLC, Ser. 2000-1,
                 Class A, FRN, #, 2.16%, 03/12/10 +                        2,995
                Morgan Stanley Capital I,
     1,184       Ser. 1997-XL1, Class A1, 6.59%, 10/03/30 +                1,235
     7,310       Ser. 1998-XL1, Class A1, 6.22%, 06/03/30 +                7,610
     3,371      Mortgage Capital Funding, Inc., Ser. 1998-MC3,
                 Class A1, 6.00%, 11/18/31 +                               3,472
     2,278      Nationslink Funding Corp., Ser. 1999-1, Class A1,
                 6.04%, 11/20/07 +                                         2,346
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               48,006
                (Cost $46,294)
                ----------------------------------------------------------------
                Asset Backed Securities -- 23.6%
                --------------------------------
     4,900      American Express Master Trust, Ser. 2002-1,
                 Class A, FRN, 1.93%, 12/15/05 +                           4,903
                AmeriCredit Automobile Receivables Trust,
     4,260       Ser. 1999-A, Class A4, 5.88%, 12/12/05 +                  4,356
     7,200       Ser. 2002-A, Class A3, FRN, 2.07%, 10/12/06 +             7,200
     7,821      Associates Automobile Receivables Trust, Ser.
                 2000-2, Class A3, 6.82%, 02/15/05 +                       7,990
     2,000      Carco Auto Loan Master Trust, Ser. 1999-4, Class A,
                 6.43%, 11/15/04 +                                         2,036
    15,150      Citibank Credit Card Issuance Trust, Ser. 2002-A2,
                 Class A2, FRN, 1.95%, 02/15/07 +                         15,145
     1,125      Citibank Credit Card Master Trust I, Ser. 1997-6,
                 Class A, PO, 0.00%, 08/15/06 +                            1,029

See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Comed Transitional Funding Trust,
$    6,000       Ser. 1998-1, Class A4, 5.39%, 06/25/05 +                $ 6,099
     2,750       Ser. 1998-1, Class A5, 5.44%, 03/25/07 +                  2,837
     2,497      Connecticut RRB Special Purpose Trust CL&P,
                 Ser. 2001-1, Class A1, 4.87%, 03/30/05 +                  2,527
     6,514      Conseco Finance, Ser. 2000-B, Class AF2, 7.34%,
                 02/15/19 +                                                6,591
                Daimler Chrysler Auto Trust,
     5,145       Ser. 2000-C, Class A3, 6.82%, 09/06/04 +                  5,254
     9,000       Ser. 2000-D, Class A3, 6.66%, 01/08/05 +                  9,225
                Discover Card Master Trust I,
     4,750       Ser. 2002-1, Class A, FRN, 1.97%, 07/15/007 +             4,750
     6,520       Ser. 2000-5, Class A, FRN, 2.04%, 11/15/07 +              6,538
       322      EQCC Home Equity Loan Trust, Ser. 1997-3, Class A8,
                 6.41%, 12/15/04 +                                           332
     7,233      EQCC Trust, Ser. 2002-1, Class 2A, FRN, 2.15%, 11/25/31 +  7,233
                First USA Credit Card Master Trust,
     7,000       Ser. 1997-6, Class A, 6.42%, 03/17/05 +                   7,055
     8,500       Ser. 1999-4, Class C, FRN, #, 2.51%, 01/19/05 +           8,497
     5,500      Ford Credit Auto Owner Trust, Ser. 2001-C, Class A4,
                 4.83%, 02/15/05 +                                         5,574
     4,288      IMC Home Equity Loan Trust, Ser. 1997-7, Class A5,
                 6.76%, 10/20/20 +                                         4,334
     7,000      MBNA Master Credit Card Trust, Ser.1998-D,
                 Class C, #, 6.30%, 12/15/05 +                             7,216
     4,100      Onyx Acceptance Grantor Trust, Ser. 2001-B, Class A4,
                 5.49%, 11/15/07 +                                         4,197
                Option One Mortgage Loan Trust,
     7,252       Ser. 2001-4, Class A, FRN, 2.15%, 01/25/32 +              7,252
     4,924       Ser. 2002-1, Class A, FRN, 2.14%, 02/25/32 +              4,927
     3,500      Peco Energy Transition Trust, Ser. 1999-A, Class A4,
                 5.80%, 03/01/07 +                                         3,637
     6,912      PP&L Transition Bond Co. LLC, Series 1999-1,
                 Class A3, 6.60%, 03/25/05 +                               7,045
    10,237      Premier Auto Trust, Ser. 1999-2, Class A4, 5.59%,
                 02/09/04 +                                               10,355
     1,530      Providian Home Equity Loan Trust, Ser. 1999-1,
                 Class A, FRN, 2.14%, 06/25/25 +                           1,523
     5,500      Restructured Asset Securities with Enhanced
                 Returns (RACERS), 3.40%, 06/17/02 +                       5,500
     5,200      Sears Credit Account Master Trust, Ser. 1996-3,
                 Class A, 7.00%, 07/15/08 +                                5,406
     9,800      Special Purpose Accounts Receivable Cooperative
                 Corp., FRN, 2.36%, 06/01/02 +                             9,774
     5,000      World Omni Auto Receivables Trust, Ser. 2001-A,
                 Class A3, 5.30%, 02/20/05 +                               5,109
                ----------------------------------------------------------------
                Total Asset Backed Securities                            191,446
                (Cost $190,143)
--------------------------------------------------------------------------------
                Total Long -Term Investments                             666,955
                (Cost $662,240)
--------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                    VALUE
--------------------------------------------------------------------------------
      Short-Term Investments -- 18.1%
--------------------------------------------------------------------------------
                Commercial Paper -- 9.9%
                ------------------------
$    2,500      American Electric Power Co., 2.63%, 05/02/02 +          $  2,500
    12,000      Aspen Funding Corp., 1.94%, 08/05/02 +                    11,935
     4,200      Conagra, Inc., 2.03%, 05/01/02 +                           4,200
    15,000      Den Norske Bank (Denmark), 1.96%, 08/08/02 +              14,924
     4,000      Detroit Edison Co., 2.20%, 05/03/02 +                      3,999
     5,800      General Mills, Inc., 2.13%, 05/07/02 +                     5,798
    15,000      Greyhawk Funding LLC, 2.13%, 10/02/02 +                   14,862
     5,500      Nordea North America (Sweden), 1.79%, 05/15/02 +           5,496
     6,300      Phillips Petroleum Co., 2.02%, 05/08/02 +                  6,297
     2,482      Safeco Corp., 2.16%, 05/07/02 +                            2,481
     3,400      Safeway, Inc., 2.07%, 05/06/02 +                           3,399
     1,773      Sears Roebuck Acceptance Corp., 2.05%, 05/07/02 +          1,772
     3,200      Union Oil Co. of California, 2.38%, 06/25/02 +             3,190
                ----------------------------------------------------------------
                Total Commercial Paper                                    80,853
                (Cost $80,852)
                ----------------------------------------------------------------
    SHARES
                Money Market Fund -- 8.2%
                -------------------------
    67,118      JPMorgan Prime Money Market Fund (a) +                    67,118
                (Cost $67,118)
--------------------------------------------------------------------------------
                Total Short-Term Investments                             147,971
                (Cost $147,970)
--------------------------------------------------------------------------------
                Total Investments -- 100.0%                             $814,926
                (Cost $810,210)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
------------------------------------------------------------------------------------
                                                           NOTIONAL      UNREALIZED
   NUMBER                                                  VALUE AT     APPRECIATION/
     OF                                    EXPIRATION      04/30/02    (DEPRECIATION)
  CONTRACTS   DESCRIPTION                     DATE           (USD)          (USD)
------------------------------------------------------------------------------------
              Long Futures Outstanding
              ------------------------
   1,436      2 Year Treasury Notes      June, 2002        $300,281        $ 841
     156      30 Day Federal Funds       July, 2002          63,807           94
     299      Eurodollar                 September, 2002     72,844           11
              Short Futures Outstanding
              -------------------------
    (299)     Eurodollar                 December, 2002     (72,418)         (29)
    (660)     5 Year Treasury Notes      June, 2002         (69,991)        (406)

                       See notes to financial statements.

                       JPMorgan SHORT-TERM BOND FUND II

                          PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- 91.0%
  ------------------------------------------------------------------------------
                U.S. Treasury Securities -- 21.6%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
  $ 63,000       3.00%, 11/30/03 +                                   $    63,089
   134,130       3.00%, 02/29/04 +                                       133,899
    34,535       3.25%, 12/31/03 +                                        34,691
     5,000       5.38%, 06/30/03 +                                         5,167
     4,700       5.75%, 08/15/03@ +                                        4,887
     1,000       5.88%, 11/15/04 +                                         1,055
     6,000       6.25%, 02/15/03 +                                         6,191
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                           248,979
                (Cost $246,790)
                ----------------------------------------------------------------

                U.S. Government Agency Securities -- 16.8%
                ------------------------------------------
     9,500      Federal Farm Credit Bank, FRN, 1.73%, 12/17/02 +           9,498
                Federal Home Loan Bank,
     7,000       2.45%, 12/17/02 +                                         7,027
    13,800       3.75%, 04/15/04 +                                        13,884
    15,000       FRN, 1.82%, 06/17/03 +                                   14,991
     5,150      Federal Home Loan Mortgage Corp., 7.38%, 05/15/03 +        5,406
                Federal National Mortgage Association,
    51,100       3.40%, 11/15/04 +                                        50,597
    90,820       3.88%, 03/15/05 +                                        90,607
     2,400       4.00%, 08/15/03 +                                         2,437
     1,000       6.50%, 08/15/04 +                                         1,062
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                  195,509
                (Cost $195,555)
                ----------------------------------------------------------------

                Foreign Government Security -- 1.3%
                -----------------------------------
    15,500      Italy Government International Bond (Italy), 4.63%,
                 06/15/05 +                                               15,655
                (Cost $15,439)

                Corporate Notes & Bonds -- 16.3%
                --------------------------------
                Automotive -- 0.7%
                Ford Motor Credit Co.,
     2,050       7.25%, 01/15/03 +                                         2,076
     5,000       MTN, FRN, 2.36%, 01/26/04 +                               4,887
     1,500      Paccar Financial Corp., MTN, 6.79%, 08/15/02 +             1,518
                                                                     -----------
                                                                           8,481
                Banking -- 6.4%
     2,000      Bank of New York Co., Inc., 7.63%, 07/15/02 +              2,022
    11,000      Bank of Nova Scotia (Canada), 1.95%, 02/26/03 +           11,002
     2,150      Bank One Corp., FRN, 2.05%, 04/24/03 +                     2,148
    26,100      KFW International Finance, Inc., 4.25%, 04/18/05 +        26,222
    15,600      Northern Rock PLC (United Kingdom), MTN, FRN, #,
                 2.07%, 03/18/04 +                                        15,591
    15,200      Wells Fargo & Co., 7.25%, 08/24/05 +                      16,367
                                                                     -----------
                                                                          73,352

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Diversified -- 0.2%
  $  2,250      General Electric Capital Corp., MTN, 6.75%,
                 09/11/03 +                                          $     2,354

                Financial Services -- 5.9%
     4,270      CIT Group, Inc., MTN, FRN, 2.02%, 08/14/03 +               4,078
     1,500      Goldman Sachs Group LP, #, 6.60%, 07/15/02 +               1,507
     8,000      Heller Financial, Inc., 7.88%, 05/15/03 +                  8,398
     2,250      Household Finance Corp., MTN, FRN, 6.13%,
                 07/15/12 +                                                2,262
     2,000      International Lease Finance Corp., 4.75%,
                 06/02/03 +                                                2,027
     1,500      Merrill Lynch & Co, Inc., MTN, 6.80%, 11/03/03 +           1,569
                Morgan Stanley Dean Witter & Co.,
     3,700       MTN, FRN, 2.11%, 09/19/03 +                               3,720
    15,100       MTN, FRN, 2.19%, 05/14/04 +                              15,398
     5,000      Premium Asset Trust, Ser. 1998-1, #, 2.12%,
                 06/11/03 +                                                4,994
     5,000      Protective Life U.S. Funding Trust, #, 5.50%,
                 05/14/04 +                                                5,131
     1,700      Standard Credit Card Trust (CCM Properties LLC),
                 Ser. 93, 5.95%, 10/07/04 +                                1,758
     6,550      Tiers Floating Rate Certificates Trust, Ser. USB
                 2001-20, FRN, #, 2.21%, 08/06/03 +                        6,542
    10,100      Washington Mutual Bank FA, FRN, 2.21%,
                 05/14/04 +                                               10,110
                                                                     -----------
                                                                          67,494

                Insurance -- 0.2%
     2,250      American General Finance Corp., 5.90%, 01/15/03 +          2,296

                Machinery & Engineering Equipment -- 0.1%
     1,700      Caterpillar Financial Services Corp., MTN, 6.50%,
                 10/15/02 +                                                1,727

                Oil & Gas -- 0.1%
     1,500      Texaco Capital, Inc., 8.50%, 02/15/03 +                    1,555

                Paper/Forest Products -- 0.4%
     5,200      Weyerhaeuser Co., FRN, #, 3.13%, 09/15/03 +                5,200

                Pharmaceuticals -- 0.5%
     6,050      Abbott Laboratories, 5.13%, 07/01/04 +                     6,228

                Retailing -- 0.9%
     1,500      Dayton-Hudson Corp., 6.40%, 02/15/03 +                     1,529
     9,000      Wal-Mart Stores, Inc., 4.38%, 08/01/03 +                   9,150
                                                                     -----------
                                                                          10,679

                Telecommunications -- 0.2%
     1,800      BellSouth Telecommunications, Inc., 6.50%,
                 06/15/05 +                                                1,884

                Utilities -- 0.7%
     1,500      Hydro-Quebec (Canada), 7.38%, 02/01/03 +                   1,552
     5,300      National Rural Utilities Cooperative Finance
                 Corp., 5.25%, 07/15/04 +                                  5,381

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Utilities -- Continued
  $    800      TXU Eastern Funding (United Kingdom), 6.15%,
                 05/15/02 +                                          $       801
                                                                     -----------
                                                                           7,734
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            188,984
                (Cost $187,378)
                ----------------------------------------------------------------

                Residential Mortgage Backed Securities -- 14.6%
                Collateralized Mortgage Obligations -- 9.0%
     4,340      Bank of America Mortgage Securities, Ser. 2001-9,
                 Class 1A7, FRN, 2.70%, 09/25/31 +                         4,346
     2,848      Countrywide Home Loans Inc., Ser. 1998-18, Class
                 1A12, 6.50%, 11/25/28 +                                   2,885
     9,376      Credit Suisse First Boston Mortgage Securities
                 Corp., Ser. 2001-26, Class 3A2, FRN, 2.50%,
                 11/25/31 +                                                9,238
       971      Federal Home Loan Mortgage Corp., Ser. 2246,
                 Class AJ, 7.50%, 04/15/27 +                                 982
                Federal National Mortgage Association,
     7,152       Ser. 1996-57, Class D, 7.00%, 10/25/24 +                  7,268
     1,178       Ser. 2000-46, Class B, 7.50%, 07/25/27 +                  1,185
    12,885      GE Capital Mortgage Services, Inc., Ser. 1998-20,
                 Class A1, 6.50%, 10/25/28 +                              13,179
    16,700      Government National Mortgage Association, Ser.
                 2002-24, Class FA, FRN, 2.35%, 04/16/32 +                16,698
     6,797      GSR Mortgage Loan Trust, Ser. 2002-1, Class A2A,
                 FRN, 3.29%, 03/25/32 +                                    6,778
     5,901      Norwest Asset Securities Corp., Ser. 1999-9,
                 Class A2, 6.50%, 04/25/29 +                               6,077
     7,013      Residential Accredit Loans, Inc., Ser. 2001-QS11,
                 Class A5, FRN, 2.40%, 08/25/31 +                          7,002
                Residential Funding Mortgage Securities I,
     2,445       Ser. 1998-S24, Class A1, 6.50%, 10/25/28 +                2,478
     3,750       Ser. 2001-S23, Class 1A7, FRN, 2.65%, 10/25/31 +          3,766
    11,946       Ser. 2001-S26, Class A4, FRN, 2.75%, 11/25/31 +          11,983
                Washington Mutual,
     7,992       Ser. 2001-AR4, Class A1, FRN, 2.78%, 12/25/31 +           7,972
     3,083       Ser. 2001-S11, Class A7, FRN, 2.70%, 12/25/31 +           3,058
                                                                     -----------
                                                                         104,895

                Mortgage Backed Pass-Through Securities -- 5.6%
                Federal National Mortgage Association,
     1,545       TBA, 6.00%, 05/25/17                                      1,565
    47,320       TBA, 6.50%, 05/25/32                                     47,882
    15,010       TBA, 6.50%, 06/25/32                                     15,127
                Government National Mortgage Association,
       210       Pool 526096, 8.50%, 09/15/30 +                              224
       254       Pool 531310, 8.50%, 08/15/30 +                              272
                                                                     -----------
                                                                          65,070
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities             169,965
                (Cost $168,899)
                ----------------------------------------------------------------

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Asset Backed Securities -- 20.4%
  $  1,000      American Express Credit Account Master Trust, Ser.
                 1999-1, Class A, 5.60%, 11/15/06 +                  $     1,032
                American Express Master Trust,
     1,900       Ser. 1998-1, Class A, 5.90%, 04/15/04 +                   1,952
     4,600       Ser. 2002-1, Class A, FRN, 1.93%, 12/15/05 +              4,603
    11,500      AmeriCredit Automobile Receivable Trust, Ser.
                 2002-A, Class A3, FRN, 2.07%, 10/12/06 +                 11,500
    12,165      Associates Automobile Receivables Trust, Ser.
                 2000-2, Class A3, 6.82%, 02/15/05 +                      12,429
    15,750      Capital One Master Trust, Ser. 2000-5, Class A,
                 FRN, 1.96%, 08/15/06 +                                   15,747
     2,000      Carco Auto Loan Master Trust, Ser. 1999-4,
                 Class A, 6.43%, 11/15/04 +                                2,036
    12,750      Citibank Credit Card Issuance Trust, Ser. 2002-A2,
                 Class A2, FRN, 1.95%, 02/15/07 +                         12,745
     7,000      Comed Transitional Funding Trust, Ser. 1998-1,
                 Class A4, 5.39%, 06/25/05 +                               7,116
       999      Connecticut RRB Special Purpose Trust CL&P, Ser.
                 2001-1, Class A1, 4.87%, 03/30/05 +                       1,011
                Daimler Chrysler Auto Trust,
       270       Ser. 2000-C, Class A4, 6.85%, 11/06/05 +                    282
    15,000       Ser. 2001-A, Class A3, 5.16%, 01/06/05 +                 15,304
     1,713      Daimler-Benz Vehicle Trust, Ser. 1998-A,
                 Class A4, 5.22%, 12/22/03 +                               1,725
     2,100      Dayton Hudson Credit Card Master Trust, Ser.
                 1997-1, Class A, 6.25%, 08/25/05 +                        2,131
                Discover Card Master Trust I,
     2,430       Ser. 1998-6, Class A, 5.85%, 01/17/06 +                   2,498
     7,550       Ser. 2002-1, Class A, FRN, 1.97%, 07/15/07 +              7,550
                First USA Credit Card Master Trust,
     5,650       Ser. 1997-6, Class A, 6.42%, 03/17/05 +                   5,694
     2,207       Ser. 1998-9, Class A, 5.28%, 09/18/06 +                   2,258
    10,000       Ser. 2001-2, Class A, FRN, 1.95%, 11/20/06 +             10,003
                Ford Credit Auto Owner Trust,
     8,437       Ser. 1999-D, Class A5, 6.52%, 09/15/03 +                  8,551
     3,000       Ser. 2000-D, Class A4, 7.13%, 07/15/04 +                  3,026
     1,000       Ser. 2001-C, Class A4, 4.83%, 02/15/05 +                  1,013
     2,200       Ser. 2001-C, Class A5, 5.25%, 09/15/05 +                  2,236
     5,000       Ser. 2001-D, Class A3, 4.31%, 06/15/05 +                  5,063
     6,277      Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A2, 5.15%, 06/18/03 +                               6,303
    10,000      MBNA Credit Card Master Note Trust, Ser. 2001-A4,
                 Class A, 1.99%, 02/15/07 +                               10,019
     2,000      MBNA Master Credit Card Trust, Ser. 1999-I,
                 Class A, 6.40%, 01/18/05 +                                2,023
                MMCA Automobile Trust,
        54       Ser. 2000-2, Class A2, 6.72%, 07/15/03 +                     54
     4,190       Ser. 2000-2, Class A3, 6.78%, 10/15/04 +                  4,290
     1,500      Nationsbank Credit Card Master Trust, Ser. 1993-2,
                 Class A, 6.00%, 12/15/05 +                                1,544

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Onyx Acceptance Grantor Trust,
  $  1,200       Ser. 2001-B, Class A4, 5.49%, 11/15/07 +             $    1,229
     7,400       Ser. 2002-B, Class A4, 4.71%, 03/15/09 +                  7,435
                Option One Mortgage Loan Trust,
     8,778       Ser. 2001-4, Class A, FRN, 2.15%, 01/25/32 +              8,778
     7,878       Ser. 2002-1, Class A, FRN, 2.14%, 02/25/32 +              7,883
       350      PP&L Transition Bond Company LLC, Ser. 1999-1,
                 Class A4, 6.72%, 12/26/05 +                                 366
     6,459      Premier Auto Trust, Ser. 1999-2, Class A4, 5.59%,
                 02/09/04 +                                                6,533
       726      Residential Asset Securities Corp., Ser. 1999-KS2,
                 Class AI4, 6.80%, 10/25/23 +                                731
    11,000      Restructured Asset Securities with Enhanced

                 Returns (RACERS), 3.40%, 06/17/02 +                      11,000
     5,284      Sears Credit Account Master Trust, Ser. 1998-2,
                 Class A, 5.25%, 10/16/08 +                                5,403
    11,900      Special Purpose Accounts Receivable Cooperative
                 Corp., FRN, 2.36%, 06/01/02 +                            11,869
     2,000      Travelers Bank Credit Card Master Trust, Ser.
                  1998-1, Class A, 6.00%, 01/15/05 +                       2,046
     3,000      Wells Fargo Auto Trust, Ser. 2001-A, Class A3,
                 4.68%, 02/15/05 +                                         3,057
     8,019      WFS Financial Owner Trust, Ser. 2001-C, Class A2,
                 3.97%, 06/20/04 +                                         8,067
                ----------------------------------------------------------------
                Total Asset Backed Securities                            236,135
                (Cost $235,507)
  ------------------------------------------------------------------------------
                Total Long-Term Investments                            1,055,227
                (Cost $1,049,568)
  ------------------------------------------------------------------------------

      Short-Term Investments -- 9.0%
  ------------------------------------------------------------------------------
                Commercial Paper -- 2.0%
                ------------------------
     4,100      American Electric Power Co., 2.63%, 05/02/02 +             4,099
     6,142      Conagra, Inc., 2.03%, 05/01/02 +                           6,142
     8,500      General Mills, Inc., 2.13%, 05/07/02 +                     8,497
     5,000      Safeway, Inc., 2.07%, 05/06/02 +                           4,998
                ----------------------------------------------------------------
                Total Commercial Paper                                    23,736
                (Cost $23,737)
                ----------------------------------------------------------------

    SHARES

                Money Market Fund -- 7.0%
                -------------------------
    81,662      JPMorgan Prime Money Market Fund(a) +                     81,662
                (Cost $81,662)
  ------------------------------------------------------------------------------
                Total Short-Term Investments                             105,398
                (Cost $105,399)
  ------------------------------------------------------------------------------
                Total Investments -- 100.0%                           $1,160,625
                (Cost $1,154,967)
  ------------------------------------------------------------------------------

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

FUTURES CONTRACTS
--------------------------------------------------------------------------------------
                                                            NOTIONAL      UNREALIZED
  NUMBER                                                    VALUE AT     APPRECIATION/
    OF                                   EXPIRATION          4/30/02    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE              (USD)          (USD)
--------------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
   1,343    2 Year Treasury Notes        June, 2002        $ 280,834        $ 712
     229    30 Day Federal Funds         July, 2002           93,666          139
   1,122    Eurodollar                   September, 2002     273,347           42

            Short Futures Outstanding
            -------------------------
  (1,122)   Eurodollar                   December, 2002     (271,748)        (111)
    (566)   5 Year Treasury Notes        June, 2002          (60,023)        (442)

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT ~    ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- 98.8%
  ------------------------------------------------------------------------------
                U.S. Treasury Securities -- 3.3%
                --------------------------------
                U.S. Treasury Notes & Bonds,
  $     75       3.00%, 01/31/04 +                                          $ 75
       125       3.50%, 11/15/06 +                                           120
        25       4.63%, 02/28/03 @ +                                          26
        50       4.75%, 01/31/03                                              51
        30       4.88%, 02/15/12 +                                            29
       180       5.00%, 02/15/11 +                                           179
        30       5.00%, 08/15/11 +                                            30
        10       5.38%, 02/15/31+                                             10
        10       6.25%, 05/15/30 +                                            11
       145       8.00%, 11/15/21 +                                           183
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                               714
                (Cost $713)
                ----------------------------------------------------------------

                U.S. Government Agency Securities -- 3.4%
                -----------------------------------------
        10      Federal Home Loan Mortgage Corp., 5.75%,
                 01/15/12 +                                                   10
                Federal National Mortgage Association,
        50       4.38%, 10/15/06 +                                            49
       220       6.63%, 11/15/30 +                                           231
       200      Inter-American Development Bank, 7.38%, 01/15/10             224
       200      International Bank for Reconstruction & Development,
                 7.00%, 01/27/05                                             215
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                      729
                (Cost $703)
                ----------------------------------------------------------------

                Foreign Government Securities -- 26.2%
                --------------------------------------
                Federal Republic of Brazil (Brazil),
        55       8.00%, 04/15/14 +                                            43
        25       11.00%, 08/17/40 +                                           19
       120       11.50%, 03/12/08 +                                          114
       100       12.25%, 03/06/30 +                                           88
        53      FRN, 3.13%, 04/15/09 +                                        43
                Federal Republic of Germany (Germany),
   EUR 500       Ser. 136, 5.00%, 08/19/05                                   458
   EUR 250       Ser. 137, 5.00%, 02/17/06                                   228
       100      Malaysia Government International Bond (Malaysia),
                 7.50%, 07/15/11                                             106
                National Republic of Bulgaria (Bulgaria),
        74       FRN, 2.81%, 07/28/11 +                                       66
       140       Ser. A, FRN, 2.81%, 07/28/12 +                              128
       100       Ser. A, FRN, 2.81%, 07/28/24 +                               91
   EUR 500      Netherlands Government Bond (The Netherlands),
                 5.50%, 07/15/10                                             462
       100      Province of Ontario (Canada), 7.00%, 08/04/05                108
                Province of Quebec (Canada),
       100       6.13%, 01/22/11                                             102
       250       7.50%, 09/15/29                                             279
       250      Republic of Chile (Chile), 5.63%, 07/23/07 +                 250

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT ~    ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Republic of Colombia (Colombia),
  $    135       9.75%, 04/23/09 +                                          $132
       135       11.75%, 02/25/20 +                                          134
       230      Republic of Costa Rica (Costa Rica), 8.00%,
                 05/01/03 +                                                  238
        25      Republic of Egypt (Egypt), 8.75%, 07/11/11                    24
       150      Republic of Korea (South Korea), 8.88%, 04/15/08             175
                Republic of Panama (Panama),
        90       9.63%, 02/08/11                                              93
       100       10.75%, 05/15/20                                            112
                Republic of Peru (Peru),
       143       #, 9.13%, 02/21/12                                          138
       135       FRN, 4.00%, 03/07/17                                         97
        94       FRN, 4.50%, 03/07/17                                         74
        30       Regulation S, 9.13%, 02/21/12                                29
                Republic of Philippines (Philippines),
        30       8.38%, 03/12/09                                              30
        80       9.88%, 03/16/10                                              87
       145       9.88%, 01/15/19                                             150
         5       10.63%, 03/16/25                                              5
                Republic of Turkey (Turkey),
       145       11.88%, 01/15/30                                            151
       141       12.38%, 06/15/09                                            152
                Russian Federation (Russia),
        69       8.25%, 03/31/10                                              67
       140       8.75%, 07/24/05                                             147
       100       10.00%, 06/26/07                                            107
         5       11.00%, 07/24/18                                              5
       192       SUB, 5.00%, 03/31/07                                        132
       100      State of Qatar (Qatar), 9.50%, 05/21/09                      116
                United Mexican States (Mexico),
        50       8.13%, 12/30/19                                              51
       100       8.30%, 08/15/31                                             102
        35       8.38%, 01/14/11                                              37
       100       8.50%, 02/01/06                                             108
        35       9.88%, 01/15/07                                              40
        80       9.88%, 02/01/10                                              92
        35       11.38%, 09/15/16                                             45
       200      Uruguay Government International Bond (Uruguay),
                 7.63%, 01/20/12                                             135
                ----------------------------------------------------------------
                Total Foreign Government Securities                        5,590
                (Cost $5,369)
                ----------------------------------------------------------------

                Corporate Notes & Bonds -- 45.1%
                --------------------------------
                Advertising -- 0.2%
        50      Advanstar Communications, Inc., Ser. B, #, 12.00%,
                 02/15/11                                                     46

                Aerospace -- 0.6%
       100      BE Aerospace, Inc., Ser. B, 8.00%, 03/01/08                   94
         5      Northrop Grumman Corp., 7.75%, 02/15/31                        5

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT ~    ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Aerospace -- Continued
  $     10      Raytheon Co., 6.55%, 03/15/10                               $ 10
        10      United Technologies Corp., 6.10%, 05/15/12                    10
                                                                            ----
                                                                             119

                Apparel -- 0.5%
       100      Levi Strauss & Co., 11.63%, 01/15/08                         106

                Automotive -- 1.0%
                DaimlerChrysler NA Holding Corp.,
        20       7.75%, 01/18/11                                              21
         5       8.50%, 01/18/31                                               6
       100      Ford Motor Credit Co., 7.38%, 02/01/11                       101
                General Motors Acceptance Corp.,
        15       6.88%, 09/15/11                                              15
        10       8.00%, 11/01/31                                              10
        50      General Motors Corp., 7.20%, 01/15/11                         51
                                                                            ----
                                                                             204

                Banking -- 2.1%
        15      Abbey National Capital Trust I, FRN, 8.96%,
                 12/29/49                                                     17
        30      Bank of America Corp., 7.40%, 01/15/11                        32
        35      Bank One Corp., 6.50%, 02/01/06                               37
       250      Banque Centrale de Tunisie (Tunisia), 7.38%,
                 04/25/12                                                    246
        25      Barclays Bank PLC (United Kingdom), FRN, #, 8.55%,
                 09/29/49                                                     28
        25      First Union National Bank, 7.80%, 08/18/10                    28
         5      National City Bank, 6.20%, 12/15/11                            5
        25      Royal Bank of Scotland Group PLC (United Kingdom),
                 FRN, 7.65%, 08/31/49                                         26
        10      Standard Chartered Bank PLC (United Kingdom), #,
                 8.00%, 05/30/31                                              10
        15      SunTrust Banks, Inc., 6.38%, 04/01/11                         15
                                                                            ----
                                                                             444

                Broadcasting/Cable -- 0.5%
       100      Adelphia Communications Corp., 9.38%, 11/15/09                82
        30      COX Communications, Inc., 6.75%, 03/15/11                     28
                                                                            ----
                                                                             110

                Chemicals -- 2.5%
       100      Avecia Group PLC (United Kingdom), 11.00%,
                 07/01/09                                                    105
       100      Hercules, Inc., 11.13%, 11/15/07                             110
       100      Huntsman ICI Chemicals LLC, #, 10.13%, 07/01/09               90
                Lyondell Chemical Co.,
       100       10.88%, 05/01/09                                             94
        10       Ser. A, #, 9.63%, 05/01/07                                   10
        25      Noveon, Inc., Ser. B, 11.00%, 02/28/11                        27
       100      Scotts Co., 8.63%, 01/15/09                                  103
                                                                            ----
                                                                             539

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT ~    ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Construction -- 1.0%
  $    100      D.R. Horton, Inc., 9.38%, 03/15/11                          $102
       100      Standard-Pacific Corp., 9.50%, 09/15/10                      105
                                                                            ----
                                                                             207

                Consumer Products -- 0.5%
       315      Drypers Corp., Ser. B, 10.25%, 06/15/07 (d)                    3
       100      Playtex Products, Inc., 9.38%, 06/01/11                      106
                                                                            ----
                                                                             109

                Consumer Services -- 1.4%
       100      Iron Mountain, Inc., 8.63%, 04/01/13                         104
       100      Quebecor Media, Inc. (Canada), 11.13%, 07/15/11              108
       100      Service Corp International, 6.00%, 12/15/05                   90
                                                                            ----
                                                                             302

                Diversified -- 0.5%
       100      General Electric Capital Corp., 6.50%, 12/10/07              105

                Electronics/Electrical Equipment -- 0.3%
        50      Flextronics International LTD (Singapore) (Yankee),
                 9.88%, 07/01/10                                              54

                Entertainment/Leisure -- 1.0%
       100      Argosy Gaming Co., 10.75%, 06/01/09                          111
       100      Six Flags, Inc., #, 9.50%, 02/01/09                          105
                                                                            ----
                                                                             216

                Environmental Services -- 0.8%
       175      Allied Waste North America, Ser. B, 10.00%,
                 08/01/09                                                    180

                Financial Services -- 3.2%
                CIT Group, Inc.,
       150       5.63%, 05/17/04                                             147
        15       7.75%, 04/02/12                                              15
        40      Citigroup, Inc., 6.50%, 01/18/11                              41
                Credit Suisse First Boston USA, Inc.,
         5       6.13%, 11/15/11                                               5
        10       6.50%, 01/15/12                                              10
       155      FleetBoston Financial Corp., 7.25%, 09/15/05                 166
        10      Goldman Sachs Group, Inc., 6.60%, 01/15/12                    10
        25      Household Finance Corp., 6.75%, 05/15/11                      25
        20      ING Capital Funding Trust III, 8.44%, 12/29/49                22
        10      Lehman Brothers Holdings, Inc., 6.63%, 01/18/12               10
                Morgan Stanley Dean Witter & Co.,
        25       6.10%, 04/15/06                                              26
         5       6.75%, 04/15/11                                               5
                Targeted Return Index (TRAINS),
        20       Ser. 2002-5, FRN, #, 6.00%, 01/25/07                         20
        40       Ser. 2002-10, FRN, #, 6.86%, 01/15/12                        40
        20      UBS Preferred Funding Trust I, FRN, 8.62%,
                 12/29/49                                                     22
        15      Washington Mutual Bank FA, 6.88%, 06/15/11                    15

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT ~    ISSUER                                                     VALUE
  ------------------------------------------------------------------------------
      Long-Term Investments -- Continued
  ------------------------------------------------------------------------------
                Financial Services -- Continued
  $    100      Yell Finance BV (The Netherlands), 10.75%,
                 08/01/11                                                   $110
                                                                            ----
                                                                             689

                Food/Beverage Products -- 2.0%
         5      Ahold Finance USA, Inc., 6.88%, 05/01/29                       5
         5      ConAgra Foods, Inc., 6.75%, 09/15/11                           5
       100      Del Monte Corp., Ser. B, 9.25%, 05/15/11                     106
       100      Fleming Companies, Inc., Ser. B, 10.63%,
                 07/31/07                                                    103
       100      Great Atlantic & Pacific Tea Company, Inc., 9.13%,
                 12/15/11                                                    105
        20      Kellogg Co., Ser. B, 6.60%, 04/01/11                          21
        75      Winn-Dixie Stores, Inc., 8.88%, 04/01/08                      77
                                                                            ----
                                                                             422

                Health Care/Health Care Services -- 0.8%
       100      Fresenius Medical Care Capital Trust II, #, 7.88%,
                 02/01/08                                                    100
        40      Healthsouth Corp., 8.50%, 02/01/08                            42
         5      Tenet Healthcare Corp., #, 6.38%, 12/01/11                     5
        15      Triad Hospitals Holdings, Inc., Ser. B, 11.00%,
                 05/15/09                                                     17
                                                                            ----
                                                                             164

                Hotels/Other Lodging -- 2.2%
       100      Ameristar Casinos, Inc., 10.75%, 02/15/09                    111
       100      Extended Stay America, Inc., SUB, 9.88%,
                 06/15/11                                                    105
        50      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07               55
        90      MGM Mirage, Inc., 9.75%, 06/01/07                             99
       100      Station Casinos, Inc., 9.88%, 07/01/10                       108
                                                                            ----
                                                                             478

                Insurance -- 0.5%
         5      AXA (France), 8.60%, 12/15/30                                  6
       150      Conseco, Inc., 10.75%, 06/15/08                               84
        10      Metlife, Inc., 6.13%, 12/01/11                                10
         5      Nationwide Financial Services, 6.25%, 11/15/11                 5
                                                                            ----
                                                                             105

                Manufacturing -- 0.6%
        15      Honeywell International, Inc., 6.13%, 11/01/11                15
       100      Terex Corp., Ser B, #, 10.38%, 04/01/11                      109
                                                                            ----
                                                                             124

                Metals/Mining -- 0.0%
        10      Alcoa, Inc., 6.00%, 01/15/12                                  10

                Multi-Media -- 4.2%
        30      AOL Time Warner, Inc., 7.63%, 04/15/31                        28
       120      British Sky Broadcasting PLC (United Kingdom)
                 (Yankee), 6.88%, 02/23/09                                   112

                      See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
   AMOUNT ~     ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
                Multi-Media--Continued
                Charter Communications Holdings LLC/Charter
                Communications Holdings Capital Corp.,
  $    120       #, 10.00%, 05/15/11                                        $112
       100       10.00%, 04/01/09                                             95
        15      Clear Channel Communications, Inc., 7.65%,
                 09/15/10                                                     15
       100      Emmis Communications Corp, Ser. B, 8.13%,
                 03/15/09                                                    102
       100      Fox Family Worldwide, Inc., 9.25%, 11/01/07                  104
       100      K-III Communications Corp., 8.50%, 02/01/06                   88
       100      Mediacom LLC/Mediacom Capital Corp., 9.50%,
                 01/15/13                                                    100
       100      United Pan-Europe Communications NV (The
                Netherlands) (Yankee), 11.25%, 02/01/10 (d)                   13
        25      USA Networks, Inc., 6.75%, 11/15/05                           25
       100      Young Broadcasting, Inc., Ser. B, 9.00%, 01/15/06            101
                                                                          ---------
                                                                             895

                Oil & Gas--3.1%
         5      Alberta Energy Co., LTD (Canada) (Yankee), 7.38%,
                 11/01/31                                                      5
        10      Amerada Hess Corp., 7.88%, 10/01/29                           11
        10      Anadarko Finance Co., 6.75%, 05/01/11                         10
        15      Anadarko Petroleum Corp., 6.13%, 03/15/12                     15
       100      Chesapeake Energy Corp., 8.13%, 04/01/11                     101
        15      Lasmo USA, Inc., 7.30%, 11/15/27                              16
       150      Newpark Resources, Inc., Ser. B, 8.63%, 12/15/07             145
        15      Occidental Petroleum Corp., 6.75%, 01/15/12                   15
       100      Petroliam Nasional BHD (Malaysia), #, 7.75%,
                 08/15/15                                                    107
        20      Transocean Sedco Forex, Inc., 7.50%, 04/15/31                 20
       100      Triton Energy LTD (Channel Islands) (Yankee), 8.88%,
                 10/01/07                                                    109
        15      Valero Energy Corp., 6.88%, 04/15/12                          15
       100      Vintage Petroleum, Inc., #, 8.25%, 05/01/12                  100
                                                                          ---------
                                                                             669

                Packaging--2.0%
       110      Kappa Beheer BV (The Netherlands) (Yankee), #,
                 10.63%, 07/15/09                                            120
       100      Owens-Brockway Glass Container Corp., #, 8.88%,
                 02/15/09                                                    103
       100      Riverwood International Corp., 10.63%, 08/01/07              105
       100      Stone Container Corp., 9.75%, 02/01/11                       108
                                                                          ---------
                                                                             436

                Paper/Forest Products--0.5%
        10      International Paper Co., 6.75%, 09/01/11                      10
         5      MeadWestvaco Corp., 6.85%, 04/01/12                            5
        75      Tembec Industries, Inc. (Canada), 8.50%, 02/01/11             78
        15      Weyerhaeuser Co., #, 6.75%, 03/15/12                          15
                                                                          ---------
                                                                             108

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
   AMOUNT ~     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
                Pharmaceuticals--0.5%
  $      5      Wyeth, 6.70%, 03/15/11                                      $  5
       100      AmerisourceBergen Corp., 8.13%, 09/01/08                     106
                                                                          ---------
                                                                             111
                Pipelines--0.3%
        30      Dynegy Holdings, Inc., 6.88%, 04/01/11                        26
        25      Sonat, Inc., 7.63%, 07/15/11                                  26
         5      TransCanada Pipelines LTD (Canada) (Yankee),
                 8.63%, 05/15/12                                               6
        10      Williams Companies, Inc., Ser. A, 7.50%, 01/15/31              9
                                                                          ---------
                                                                              67

                Real Estate Investment Trust--2.0%
       100      FelCor Lodging LP, #, 9.50%, 09/15/08                        105
       100      Host Marriott LP, Ser. G, 9.25%, 10/01/07                    104
       100      MeriStar Hospitality Operating Partnership
                LP/Meristar Hospitality Finance Corp., #, 10.50%,
                06/15/09                                                     105
       100      Ventas Realty LP/Ventas Capital Corp., #, 9.00%,
                 05/01/12                                                    103
                                                                          ---------
                                                                             417

                Restaurants/Food Services--0.7%
        60      NE Restaurant Co., Inc., #, 10.75%, 07/15/08                  52
       100      Tricon Global Restaurants, Inc., 8.88%, 04/15/11             107
                                                                          ---------
                                                                             159

                Retailing--0.3%
         5      Albertson's, Inc., 7.50%, 02/15/11                             5
        21      All Star Gas Corp., 11.00%, 06/30/03                           8
        15      Federated Department Stores, 6.63%, 04/01/11                  15
        10      Kroger Co., 6.80%, 04/01/11                                   10
        25      Safeway, Inc., 6.50%, 03/01/11                                26
                                                                          ---------
                                                                              64

                Semi-Conductors--0.6%
       100      Amkor Technology, Inc., #, 10.50%, 05/01/09                  102
        25      Fairchild Semiconductor International, Inc., 10.50%,
                 02/01/09                                                     28
                                                                          ---------
                                                                             130

                Shipping/Transportation--0.9%
        30      Burlington Northern Santa Fe Corp., 6.75%, 07/15/11           31
        10      CSX Corp., 6.30%, 03/15/12                                    10
        15      Norfolk Southern Corp., 6.75%, 02/15/11                       15
       100      Teekay Shipping Corp. (Bahamas), 8.88%, 07/15/11             105
        30      Union Pacific Corp., 6.65%, 01/15/11                          30
                                                                          ---------
                                                                             191

                Steel--0.2%
        40      AK Steel Corp., 9.13%, 12/15/06                               42
                Telecommunications--5.7%
       100      Allegiance Telecom, Inc., 12.88%, 05/15/08                    30
        75      American Cellular Corp., 9.50%, 10/15/09                      48
       175      American Tower Corp., 9.38%, 02/01/09                        121
        20      AT&T Corp., #, 7.30%, 11/15/11                                18

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
   AMOUNT ~     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
                Telecommunications--Continued
                AT&T Wireless Services, Inc.,
  $     20       7.88%, 03/01/11                                          $   19
         5       8.75%, 03/01/31                                               5
       100      Avaya, Inc., 11.13%, 04/01/09                                 94
        25      BellSouth Capital Funding, 7.75%, 02/15/10                    27
        15      British Telecom PLC (United Kingdom), SUB, 8.88%,
                 12/15/30                                                     17
        10      Cingular Wireless, #, 6.50%, 12/15/11                          9
       100      Crown Castle International Corp., 10.75%, 08/01/11            91
        10      Deutsche Telekom International Finance BV (The
                 Netherlands), SUB, 8.00%, 06/15/10                           11
       175      EchoStar Broadband Corp., #, 10.38%, 10/01/07                186
        10      France Telecom (France), SUB, 9.00%, 03/01/31                 10
        40      Insight Midwest LP/Insight Capital, Inc., #, 9.75%,
                 10/01/09                                                     41
        85      Nextel Communications, Inc., 9.38%, 11/15/09                  59
        15      Qwest Capital Funding, Inc., 7.75%, 02/15/31                  10
                Sprint Capital Corp.,
        25       6.88%, 11/15/28                                              20
        20       8.38%, 03/15/12                                              20
        20      TCI Communications, Inc., 7.88%, 02/15/26                     19
        59      TeleCorp PCS, Inc., SUB, 0.00%, 04/15/09                      53
       100      Time Warner Telecom, Inc., 9.75%, 07/15/08                    51
        50      Tritel PCS, Inc., 10.38%, 01/15/11                            57
       100      TSI Telecommunication Services, Inc., #, 12.75%,
                 02/01/09                                                     97
        15      Verizon New Jersey, Inc., 5.88%, 01/17/12                     14
        15      Verizon New York, Inc., 6.88%, 04/01/12                       15
        40      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                     43
        40      WorldCom, Inc., 8.25%, 05/15/31                               18
                                                                          ---------
                                                                           1,203
                Utilities--1.9%
                Calpine Corp.,
        85       7.75%, 04/15/09                                              71
       175       8.50%, 02/15/11                                             150
        15      Constellation Energy Group, Inc., 7.00%, 04/01/12             15
        20      Dominion Resources, Inc., 8.13%, 06/15/10                     22
        10      DTE Energy Co., 7.05%, 06/01/11                               10
        10      FirstEnergy Corp., Ser. B, 6.45%, 11/15/11                     9
         5      MidAmerican Energy Holdings Co., 6.75%, 12/30/31               5
                National Rural Utilities Cooperative Finance Corp.,
        10       6.00%, 05/15/06                                              10
        50       7.38%, 02/10/03                                              52
        10      Pacificorp, 7.70%, 11/15/31                                   11
                Progress Energy, Inc.,
         5       6.85%, 04/15/12                                               5
        10       7.10%, 03/01/11                                              10
        20      PSEG Power LLC, 7.75%, 04/15/11                               21

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
   AMOUNT ~     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
                Utilities--Continued
  $     10      TXU Corp., 6.38%, 06/15/06                                $   10
                                                                          ---------
                                                                             401
                -------------------------------------------------------------------
                Total Corporate Notes & Bonds                              9,626
                (Cost $10,135)
                -------------------------------------------------------------------
                Residential Mortgage Backed Securities--16.2%
                -----------------------------------------------
                Mortgage Backed Pass-Through Securities--16.2%
                Federal Home Loan MortgageCorp.,
       500       Gold Pool C66183, 6.00%, 04/01/32 +                         494
       200       Gold Pool E89420, 6.00%, 05/01/17 +                         203
                Federal National Mortgage Association,
       110       Pool 252872, 6.50%, 11/01/29                                111
        29       Pool 252977, 7.00%, 01/01/15 +                               30
        11       Pool 313720, 7.50%, 09/01/12 +                               12
        33       Pool 481582, 6.50%, 02/01/29                                 33
        56       Pool 484753, 6.50%, 03/01/29 +                               56
       158       Pool 489198, 6.50%, 08/01/29                                160
        33       Pool 503097, 6.50%, 06/01/29                                 33
        70       Pool 503599, 6.50%, 06/01/29                                 71
       500       Pool 593241, 7.00%, 01/01/32 +                              517
       500       Pool 621379, 6.50%, 04/01/32                                506
       230       Pool 624090, 6.00%, 01/01/32                                227
       350       Pool 636873, 6.50%, 04/01/32                                354
       350       Pool 638067, 6.50%, 04/01/32                                354
                Government National Mortgage Association,
       216       Pool 472622, 6.50%, 05/15/28                                219
        44       Pool 472800, 6.50%, 05/15/29                                 45
        47       Pool 492730, 6.50%, 05/15/29                                 48
                -------------------------------------------------------------------
                Total Residential Mortgage Backed Securities               3,473
                (Cost $3,431)
                -------------------------------------------------------------------
                Commercial Mortgage Backed Securities--2.7%
                --------------------------------------------
       180      Bear Stearns Commercial Mortgage Securities,
                 Ser. 2000-WF2, Class A1, 7.11%, 10/15/32 +                  191
       140      Credit Suisse First Boston Mortgage Securities Corp.,
                 Ser. 2001-CF2, Class A4, 6.51%, 02/15/34 +                  145
                LB-UBS Commercial Mortgage Trust,
        75       Ser. 2001-C1, Class A4, 6.46%, 03/15/31 +                    77
       140       Ser. 2001-C2, Class A2, 6.65%, 11/15/27 +                   146
        20       Ser. 2002-C3, Class A2, 6.37%, 12/15/28 +                    21
                -------------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                  580
                (Cost $558)
                -------------------------------------------------------------------
                Asset Backed Securities--1.9%
                -----------------------------
        25      American Express Credit Account Master Trust,
                 Ser. 1997-1, Class A, 6.40%, 04/15/05                        25
        75      AmeriCredit Automobile Receivables Trust, Ser. 2001-B,
                 Class A4, 5.37%, 06/12/08                                    77
       190      Discover Card Master Trust I, Ser. 2001-5, Class A,
                 5.30%, 11/16/06                                             195

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
   AMOUNT ~     ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
$        55     Ford Credit Auto Owner Trust, Ser. 2001-C, Class A5,
                 5.25%, 09/15/05                                         $    56
         55     Honda Auto Receivables Owner Trust, Ser. 2001-1,
                 Class A4, 5.56%, 06/19/06                                    56
                -------------------------------------------------------------------
                Total Asset Backed Securities                                409
                (Cost $401)
                -------------------------------------------------------------------
                Warrants--0.0%
                ---------------
                Telecommunications--0.0%
      ^^ 0      Startec Global Communications Corp., 0.00%, 05/15/08           0^^
                (Cost $0)
                -------------------------------------------------------------------
                Total Long-Term Investments                               21,121
                (Cost $21,310)
                -------------------------------------------------------------------

      Short-Term Investment--1.2%
-----------------------------------------------------------------------------------
    SHARES
                Money Market Fund--1.2%
                -----------------------
       253      JPMorgan Prime Money Market Fund (a) +                       253
                (Cost $253)
                -------------------------------------------------------------------
                Total Investments--100.0%                                $21,374
                (Cost $21,563)
                -------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY COUNTRY, APRIL 30, 2002

COUNTRY                                                    % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------
United States                                                          67.5%
The Netherlands                                                         3.5
Canada                                                                  3.3
Germany                                                                 3.3
Mexico                                                                  2.2
Russia                                                                  2.1
Other (below 2%)                                                       18.1
-------------------------------------------------------------------------------------
Total                                                                 100.0%
-------------------------------------------------------------------------------------

FUTURES CONTRACTS
-------------------------------------------------------------------------------------
                                                         NOTIONAL      UNREALIZED
  NUMBER                                                 VALUE AT     APPRECIATION/
    OF                                   EXPIRATION      04/30/02    (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE           (USD)          (USD)
-------------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
     1      Treasury Bonds               June, 2002          $102         $ --^^
     6      2 Year Treasury Notes        June, 2002         1,255            7
            Short Futures Outstanding
            -------------------------
    (8)     5 Year Treasury Notes        June, 2002          (848)         (10)
    (6)     10 Year Treasury Notes       June, 2002          (633)          (3)

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------------------
                                                                              NET
                                            SETTLEMENT       VALUE        UNREALIZED
                              SETTLEMENT       VALUE      AT 4/30/02     DEPRECIATION
CONTRACTS TO SELL                DATE          (USD)         (USD)           (USD)
-------------------------------------------------------------------------------------
    1,300  EUR                  5/31/02       $1,165        $1,169           $(4)

                       See notes to financial statements.

                       JPMORGAN U.S. HIGH YIELD BOND FUND
                            PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                       VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--98.9%
-----------------------------------------------------------------------------------
                U.S. Treasury Security--0.5%
                ----------------------------
      $ 50      U.S. Treasury Note, 3.25%, 12/31/03 @                    $    50
                (Cost $50)

                Corporate Notes & Bonds--98.4%
                ------------------------------
                Advertising--2.0%
       200      Penton Media, Inc., #, 11.88%, 10/01/07                      198

                Automotive--3.2%
       300      Dura Operating Corp., #, 8.63%, 04/15/12                     312

                Chemicals--5.0%
       200      Lyondell Chemical Co., 10.88%, 05/01/09                      187
       300      Scotts Co., 8.63%, 01/15/09                                  309
                                                                        ---------
                                                                             496

                Construction--9.3%
       300      Beazer Homes USA, Inc., #, 8.38%, 04/15/12                   304
       305      D.R. Horton, Inc., #, 8.50%, 04/15/12                        305
       300      Standard Pacific Corp., 9.25%, 04/15/12                      304
                                                                        ---------
                                                                             913

                Consumer Services--2.6%
       250      United Rentals, Inc., Ser. B, 8.80%, 08/15/08                252

                Electronics/Electrical Equipment--2.7%
       250      Ucar Finance, Inc., #, 10.25%, 02/15/12                      263

                Entertainment/Leisure--2.1%
       200      Six Flags, Inc., 9.50%, 02/01/09                             210

                Environmental Services--2.1%
       200      Allied Waste North America, Ser. B, 10.00%,
                 08/01/09                                                    206

                Financial Services--5.2%
       200      Bluewater Finance LTD (Cayman Islands), #,
                 10.25%, 02/15/12                                            207
       300      Capital One Financial Corp., 8.75%, 02/01/07                 304
                                                                        ---------
                                                                             511

                Hotels/Other Lodging--5.2%
       300      Circus & Eldorado Joint Venture/Silver Legacy
                 Capital Corp., #, 10.13%, 03/01/12                          312
       200      Starwood Hotels & Resorts Worldwide, Inc., #,
                 7.88%, 05/01/12                                             200
                                                                        ---------
                                                                             512

                Machinery & Engineering Equipment--2.1%
       200      Joy Global, Inc., #, 8.75%, 03/15/12                         207

                Multi-Media--13.7%
       300      Adelphia Communications Corp., 10.25%, 06/15/11              251

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
-----------------------------------------------------------------------------------
      Long-Term Investments--Continued
-----------------------------------------------------------------------------------
                Multi-Media--Continued
      $380      Charter Communications Holdings LLC/ Charter
                 Communications Holdings Capital Corp., 10.00%,
                 05/15/11                                                $   352
       250      Echostar DBS Corp., 9.38%, 02/01/09                          260
       300      Mediacom LLC/Mediacom Capital Corp., 9.50%,
                 01/15/13                                                    299
       150      Paxson Communications Corp., SUB, #, 0.00%,
                 01/15/06                                                    110
       100      Primedia, Inc., 8.88%, 05/15/11                               86
                                                                        ----------
                                                                           1,358

                Oil & Gas--13.5%
       200      Chesapeake Energy Corp., 8.13%, 04/01/11                     202
       300      Compagnie Generale de Geophysique SA (France),
                 #, 10.63%, 11/15/07                                         308
       150      Frontier Oil Corp., 11.75%, 11/15/09                         160
       250      Stone Energy Corp., 8.25%, 12/15/11                          256
       200      Swift Energy Co., 9.38%, 05/01/12                            204
       200      Vintage Petroleum, Inc., #, 8.25%, 05/01/12                  200
                                                                        ----------
                                                                           1,330

                Packaging--3.7%
       150      Owens-Brockway Glass Container Corp., #, 8.88%,
                 02/15/09                                                    155
       200      Silgan Holdings, Inc., #, 9.00%, 06/01/09                    208
                                                                        ----------
                                                                             363

                Paper/Forest Products--2.3%
       250      Buckeye Technologies, Inc., 9.25%, 09/15/08                  228

                Printing & Publishing--2.1%
       200      Von Hoffmann Press, Inc., #, 10.25%, 03/15/09                209

                Real Estate Investment Trust--2.1%
       200      Ventas Realty LP/Ventas Capital Corp., #, 9.00%,
                 05/01/12                                                    205

                Restaurants/Food Services--2.2%
       200      Tricon Global Restaurants, Inc., 8.88%, 04/15/11             215

                Retailing--1.7%
       200      Rite Aid Corp., 11.25%, 07/01/08                             164

                Semi-Conductors--2.2%
       200      Fairchild Semiconductor International, Inc., 10.50%,
                 02/01/09                                                    220

                Steel--2.6%
       250      AK Steel Corp., 9.13%, 12/15/06                              260

                Telecommunications--9.2%
       100      Alamosa Delaware, Inc., 13.63%, 08/15/11                      87
       150      Allegiance Telecom, Inc., 12.88%, 05/15/08                    45

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      Long-Term Investments--Continued
----------------------------------------------------------------------------------
                Telecommunications--Continued
      $200      American Cellular Corp., 9.50%, 10/15/09                 $   128
        75      American Tower Corp., 9.38%, 02/01/09                         52
       200      Avaya, Inc., 11.13%, 04/01/09                                189
       200      Nextel Communications, Inc., 9.38%, 11/15/09                 140
       150      Time Warner Telecom, Inc., 9.75%, 07/15/08                    76
       200      TSI Telecommunication Services, Inc., #, 12.75%,
                 02/01/09                                                    194
                                                                         ---------
                                                                             911
                Utilities--1.6%
       200      AES Corp., 8.88%, 02/15/11                                   160
                ------------------------------------------------------------------
                Total Corporate Notes & Bonds                              9,703
                (Cost $10,005)
----------------------------------------------------------------------------------
                Total Long-Term Investments                                9,753
                (Cost $10,055)
----------------------------------------------------------------------------------
      Short-Term Investment--1.1%
----------------------------------------------------------------------------------
    SHARES
                Money Market Fund--1.1%
                -----------------------
       107      JPMorgan Prime Money Market Fund(a)                          107
                (Cost $107)
----------------------------------------------------------------------------------
                Total Investments--100.0%                                $9,860
                (Cost $10,162)
----------------------------------------------------------------------------------
FUTURES CONTRACTS
--------------------------------------------------------------------------------

                                                         NOTIONAL
  NUMBER                                                 VALUE AT      UNREALIZED
    OF                                   EXPIRATION       4/30/02     DEPRECIATION
 CONTRACTS  DESCRIPTION                     DATE           (USD)          (USD)
----------------------------------------------------------------------------------
            Short Futures Outstanding
            -------------------------
   (14)     10 Year Treasury Notes       June, 2002       $(1,478)        $(19)

                       See notes to financial statements.

                       JPMORGAN U.S. TREASURY INCOME FUND
                            PORTFOLIO OF INVESTMENTS

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      Long-Term Investments--93.3%
----------------------------------------------------------------------------------
                U.S. Treasury Securities--77.7%
                -------------------------------
                U.S. Treasury Notes & Bonds,
   $12,080       3.00%, 11/30/03 +                                     $  12,098
     8,000       3.00%, 01/31/04 +                                         7,992
     1,600       3.50%, 11/15/06 +                                         1,540
     9,865       5.00%, 02/15/11 +                                         9,806
    18,000       5.75%, 11/15/05 +                                        18,980
     2,000       5.75%, 08/15/10 +                                         2,093
    12,220       6.00%, 08/15/04 +                                        12,910
     6,250       6.13%, 08/15/29 +                                         6,583
     2,500       6.38%, 08/15/27 +                                         2,707
     8,000       8.00%, 11/15/21 +                                        10,131
     5,700       8.13%, 08/15/19@ +                                        7,211
     8,600       8.50%, 02/15/20 +                                        11,269
                ------------------------------------------------------------------
                Total U.S. Treasury Securities                           103,320
                (Cost $102,321)
                ------------------------------------------------------------------

                Residential Mortgage Backed Securities--15.6%
                ---------------------------------------------
                Collateralized Mortgage Obligation--0.2%
       324      Government National Mortgage Association,
                 Ser. 1999-8, Class A, 6.25%, 06/16/25                       327

                Mortgage Backed Pass-Through Securities--15.4%
                Government National Mortgage Association,
     1,951       Pool 457120, 6.50%, 01/15/29                              1,984
     1,991       Pool 458975, 6.50%, 01/15/29                              2,024
       396       Pool 473184, 6.00%, 12/15/28 +                              392
     1,641       Pool 473829, 6.50%, 01/15/29                              1,668
       527       Pool 493546, 6.50%, 03/15/31 +                              534
     2,469       Pool 494311, 6.50%, 01/15/29                              2,510
     1,911       Pool 496497, 6.00%, 02/15/24 +                            1,898
       991       Pool 535341, 6.00%, 03/15/31                                981
     6,472       Pool 538299, 6.00%, 01/15/32                              6,402
       485       Pool 540270, 6.00%, 03/15/31                                480
     1,497       Pool 577946, 6.00%, 02/15/32                              1,480
                                                                         ---------
                                                                          20,353
                ------------------------------------------------------------------
                Total Residential Mortgage Backed Securities              20,680
                (Cost $20,406)
----------------------------------------------------------------------------------
                Total Long-Term Investments
                (Cost $122,727)                                          124,000
----------------------------------------------------------------------------------

                       See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

    SHARES      ISSUER                                                     VALUE
----------------------------------------------------------------------------------
      Short-Term Investment--6.7%
----------------------------------------------------------------------------------
                Money Market Fund--6.7%
                -----------------------
     8,969      JPMorgan 100% U.S. Treasury Securities Money
                 Market Fund (a)                                        $  8,969
                (Cost $8,969)
----------------------------------------------------------------------------------
                Total Investments--100.0%                               $132,969
                (Cost $131,696)
----------------------------------------------------------------------------------

FUTURES CONTRACTS
----------------------------------------------------------------------------------
                                                           NOTIONAL    UNREALIZED
  NUMBER                                                   VALUE AT   APPRECIATION/
    OF                                   EXPIRATION         4/30/02  (DEPRECIATION)
 CONTRACTS  DESCRIPTION                     DATE             (USD)        (USD)
----------------------------------------------------------------------------------
            Long Futures Outstanding
            ------------------------
     28     2 Year Treasury Notes        June, 2002         $5,855         $73
    118     10 Year Treasury Notes       June, 2002         12,456         254
     10     Eurodollar                   June, 2002          2,448           7
    110     Eurodollar                   September, 2002    26,799          10
     10     Eurodollar                   March, 2003         2,408           7
     10     Eurodollar                   June, 2003          2,395           6
     10     Eurodollar                   September, 2003     2,384           5
     10     Eurodollar                   December, 2003      2,377           6
     10     Eurodollar                   March, 2004         2,372           7
            Short Futures Outstanding
            -------------------------
    (75)    Treasury Bonds               June, 2002         (7,673)       (145)
   (113)    5 Year Treasury Notes        June, 2002        (11,983)       (219)
    (90)    Eurodollar                   December, 2002    (21,798)         (9)

See notes to financial statements.

AS OF APRIL 30, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

INDEX:

#    --All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~    --Denominated in United States Dollars unless otherwise noted.
^^   --Amounts round to less than one thousand.
+    --All or a portion of this security is segregated for TBA, when issued, delayed delivery securities or swaps.
@    --Securities fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) --Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(d)  --Defaulted Security.
(f) --Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued.

           FUND                                    MARKET VALUE        PERCENTAGE
           ----                                    ------------        ----------
           JPMorgan Bond Fund                         $18,852             0.82%
           JPMorgan Global Strategic
             Income Fund                              $34,378             8.82%

(i)  --Security is considered illiquid and may be difficult to sell.
bps  --Basis Points (1/100 of a percent).
CAD  --Canadian Dollar.
DN   --Discount Note. The rate shown is the effective yield at the date of purchase.
EUR  --Euro.
FRN  --Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect as of April 30, 2002.
GBP  --Great Britain Pound.
IO   --Interest Only.
LIBOR--London Interbank Offered Rate.
MTN  --Medium Term Note.
PO   --Principal Only.
Ser. --Series.
SUB --Step-up Bond. The maturity date shown is the earlier of the call date or the actual maturity date; the rate shown is the rate in effect as of April 30, 2002.
TBA  --To be announced.
USD  --United States Dollar.

                       See notes to financial statements.

                JPMORGAN FUNDS STATEMENT OF ASSETS & LIABILITIES
                        As of April 30, 2002 (Unaudited)

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                           BOND         BOND
                                                                           FUND        FUND II
--------------------------------------------------------------------------------------------------
   ASSETS:
      Investment securities, at value                                  $2,304,929   $  977,857
      Cash                                                                  4,702           --
      Receivables:
        Investment securities sold                                        586,934      192,325
        Fund shares sold                                                        5          186
        Interest and dividends                                             12,636        5,836
        Foreign tax reclaim                                                     2           --
        Margin account for futures contracts                                   90           --
        Unrealized gain on open swap contracts                              1,752           --
        Expense reimbursements                                                  2           --
--------------------------------------------------------------------------------------------------
    Total Assets                                                        2,911,052    1,176,204
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Foreign currency due to custodian, at value                            49           --
        Dividends                                                           5,540        2,407
        Investment securities purchased                                 1,279,546      471,646
        Fund shares redeemed                                                   --            1
        Margin account for futures contracts                                   --           28
        Outstanding options written, at fair value                          9,419           --
        Unrealized loss on open swap contracts                              5,471           --
      Accrued liabilities:
        Investment advisory fees                                              404          172
        Administration fees                                                   101           86
        Shareholder servicing fees                                            123           69
        Distribution fees                                                      --            6
        Custodian fees                                                        118           55
        Trustees' fees                                                          2          122
        Other                                                                 117          125
--------------------------------------------------------------------------------------------------
    Total Liabilities                                                   1,300,890      474,717
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                   1,600,654      702,326
      Accumulated undistributed net investment income                       1,307          346
      Accumulated net realized gain (loss) on investments, futures,
      foreign exchange transactions, options and swaps                      6,021       (7,277)
      Net unrealized appreciation of investments, futures,
      foreign exchange translations, options and swaps                      2,180        6,092
--------------------------------------------------------------------------------------------------
    Total Net Assets                                                  $ 1,610,162     $701,487
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited
    number of shares authorized):
      Class A Shares                                                           21          917
      Class B Shares                                                           48          271
      Institutional Shares                                                 82,003           --
      Select Shares                                                        30,370       16,297
      Ultra Shares                                                         50,766           --
    Net Asset Value:
      Class A Shares (and redemption price)                            $     9.87     $  40.17
      Class B Shares*                                                  $     9.87     $  40.11
      Institutional Shares (and redemption price)                      $     9.86     $     --
      Select Shares (and redemption price)                             $     9.86     $  40.12
      Ultra Shares (and redemption price)                              $     9.87     $     --
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/95.5%)                                  $    10.34     $  42.06
--------------------------------------------------------------------------------------------------
    Cost of investments                                                $2,299,264     $971,485
--------------------------------------------------------------------------------------------------
    Cost of foreign currency                                           $       47     $     --
--------------------------------------------------------------------------------------------------
    Premiums received from options written                             $    9,682     $     --
--------------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                                       GLOBAL
                                                                         ENHANCED     STRATEGIC
                                                                          INCOME       INCOME
                                                                           FUND         FUND
----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                    $185,798     $163,232
      Cash                                                                     --        1,251
      Foreign currency, at value                                               --           32
      Receivables:
        Investment securities sold                                          2,821       25,491
        Interest and dividends                                                553        2,074
        Margin account for futures contracts                                   --            3
        Expense reimbursements                                                 --            1
----------------------------------------------------------------------------------------------------
    Total Assets                                                          189,172      192,084
----------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Dividends                                                             329          719
        Investment securities purchased                                    11,094       47,555
        Margin account for futures contracts                                    6           --
        Unrealized loss on forward foreign currency
        exchange contracts                                                     --          106
      Accrued liabilities:
        Investment advisory fees                                               --           16
        Administration fees                                                    --            3
        Shareholder servicing fees                                             --            6
        Custodian fees                                                         22           70
        Other                                                                  34           73
----------------------------------------------------------------------------------------------------
    Total Liabilities                                                      11,485       48,548
----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                     177,431      173,546
      Accumulated overdistributed net investment income                        (4)        (614)
      Accumulated net realized gain (loss) on investments,
      futures and foreign exchange transactions                               222      (28,338)
      Net unrealized appreciation (depreciation) of
      investments, futures and foreign exchange translations                   38       (1,058)
----------------------------------------------------------------------------------------------------
    Total Net Assets                                                     $177,687     $143,536
----------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized):
      Class A Shares                                                           --            2
      Class B Shares                                                           --            9
      Institutional Shares                                                 17,749       15,693
      Select Shares                                                            --          474
    Net Asset Value:
      Class A Shares (and redemption price)                              $     --     $   8.87
      Class B Shares*                                                    $     --     $   8.79
      Institutional Shares (and redemption price)                        $  10.01     $   8.87
      Select Shares (and redemption price)                               $     --     $   8.87
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/95.5%)                                    $     --     $   9.29
----------------------------------------------------------------------------------------------------
    Cost of investments                                                  $185,765     $164,123
----------------------------------------------------------------------------------------------------
    Cost of foreign currency                                             $     --     $     31
----------------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                     INTERMEDIATE     SHORT TERM
                                                                         BOND            BOND
                                                                         FUND            FUND
----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                   $733,397       $814,926
      Cash                                                                   293              2
      Receivables:
        Investment securities sold                                       156,191         62,340
        Fund shares sold                                                      --              2
        Interest and dividends                                             4,169          3,290
        Margin account for futures contracts                                  --             78
----------------------------------------------------------------------------------------------------
    Total Assets                                                         894,050        880,638
----------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Dividends                                                          1,605          1,973
        Investment securities purchased                                  367,862        148,938
        Margin account for futures contracts                                  17             --
    Accrued liabilities:
        Investment advisory fees                                             129            150
        Administration fees                                                   64             21
        Shareholder servicing fees                                           106             23
        Distribution fees                                                     --              2
        Custodian fees                                                        57             53
        Trustees' fees                                                        74              1
        Other                                                                113            119
----------------------------------------------------------------------------------------------------
    Total Liabilities                                                    370,027        151,280
----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                    512,474        721,041
      Accumulated undistributed net investment income                          6            763
      Accumulated net realized gain on investments, futures
      and options                                                          8,213          2,327
      Net unrealized appreciation of investments and futures               3,330          5,227
----------------------------------------------------------------------------------------------------
    Total Net Assets                                                    $524,023       $729,358
----------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited
    number of shares authorized):
      Class A Shares                                                         528            841
      Institutional Shares                                                    --         61,956
      Select Shares                                                       50,359         10,752
    Net Asset Value:
      Class A Shares (and redemption price)                             $  10.29       $   9.90
      Institutional Shares (and redemption price)                       $     --       $   9.92
      Select Shares (and redemption price)                              $  10.30       $   9.91
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/95.5% and 98.5%)                         $  10.77       $  10.05
----------------------------------------------------------------------------------------------------
    Cost of investments                                                 $730,374       $810,210
----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                        SHORT-TERM    STRATEGIC
                                                                           BOND        INCOME
                                                                          FUND II       FUND
--------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                  $1,160,625      $21,374
      Cash                                                                     16           36
      Receivables:
        Investment securities sold                                         62,668        3,835
        Fund shares sold                                                    5,967           --
        Interest and dividends                                              6,666          408
        Margin account for futures contracts                                   64           --
        Expense reimbursements                                                 --           43
--------------------------------------------------------------------------------------------------
    Total Assets                                                        1,236,006       25,696
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Dividends                                                           2,358           89
        Investment securities purchased                                   125,760        3,903
        Fund shares redeemed                                                   --           57
        Unrealized loss on forward foreign
        currency exchange contracts                                            --            4
      Accrued liabilities:
        Investment advisory fees                                              224           --
        Administration fees                                                   117           --
        Shareholder servicing fees                                            207            1
        Distribution fees                                                     266           10
        Custodian fees                                                         55           15
        Trustees' fees                                                         24            1
        Other                                                                 178           20
--------------------------------------------------------------------------------------------------
    Total Liabilities                                                     129,189        4,100
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                   1,105,636       24,007
      Accumulated overdistributed net investment income                    (2,095)         (90)
      Accumulated net realized loss on investments, futures,
      foreign exchange transactions and options                            (2,722)      (2,122)
      Net unrealized appreciation (depreciation) of investments,
      futures and foreign exchange translations                             5,998         (199)
--------------------------------------------------------------------------------------------------
    Total Net Assets                                                   $1,106,817      $21,596
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited
    number of shares authorized):
      Class A Shares                                                        5,109          329
      Class B Shares                                                           --          863
      Class C Shares                                                           --          263
      Class M Shares                                                       90,685        1,001
      Select Shares                                                        12,646           --
    Net Asset Value:
      Class A Shares (and redemption price)                            $    10.21      $  8.80
      Class B Shares*                                                  $       --      $  8.80
      Class C Shares*                                                  $       --      $  8.80
      Class M Shares (and redemption price)                            $    10.20      $  8.78
      Select Shares (and redemption price)                             $    10.23      $    --
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/98.5% and 95.5%)                        $    10.37      $  9.21
    Class M Maximum Public Offering Price Per Share
    (net asset value per share/98.5% and 97.0%)                        $    10.36      $  9.05
--------------------------------------------------------------------------------------------------
    Cost of investments                                                $1,154,967      $21,563
--------------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
                                                                           U.S.         U.S.
                                                                        HIGH YIELD    TREASURY
                                                                           BOND        INCOME
                                                                           FUND         FUND
---------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                     $ 9,860     $132,969
      Receivables:
        Investment securities sold                                            159           --
        Fund shares sold                                                       --          154
        Interest and dividends                                                225        1,763
        Expense reimbursements                                                  2           --
---------------------------------------------------------------------------------------------------
    Total Assets                                                           10,246      134,886
---------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Dividends                                                              69          430
        Investment securities purchased                                       200           --
        Fund shares redeemed                                                   --           47
        Margin account for futures contracts                                    2           13
      Accrued liabilities:
        Investment advisory fees                                               --           19
        Administration fees                                                    --           13
        Shareholder servicing fees                                             --           14
        Distribution fees                                                       2           11
        Custodian fees                                                         16           44
        Trustees' fees                                                         --           36
        Other                                                                  12           65
---------------------------------------------------------------------------------------------------
    Total Liabilities                                                         301          692
---------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                      10,166      139,608
      Accumulated undistributed (overdistributed)
      net investment income                                                    --           (6)
      Accumulated net realized gain (loss) on
      investments, futures and options                                        100       (6,683)
      Net unrealized appreciation (depreciation) of
      investments and futures                                                (321)       1,275
---------------------------------------------------------------------------------------------------
    Total Net Assets                                                      $ 9,945     $134,194
---------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited
    number of shares authorized):
      Class A Shares                                                          644        3,620
      Class B Shares                                                           34        1,638
      Select Shares                                                            --        6,624
    Net Asset Value:
      Class A Shares (and redemption price)                               $ 14.67     $  11.29
      Class B Shares*                                                     $ 14.67     $  11.28
      Select Shares (and redemption price)                                $    --     $  11.30
    Class A Maximum Public Offering Price Per Share
    (net asset value per share/95.5%)                                     $ 15.36     $  11.82
---------------------------------------------------------------------------------------------------
    Cost of investments                                                   $10,162     $131,696
---------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                     JPMORGAN FUNDS STATEMENT OF OPERATIONS
              For the six months ended April 30, 2002 (Unaudited)

(AMOUNTS IN THOUSANDS)
                                                                           BOND         BOND
                                                                           FUND        FUND II
--------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                           $ 38,943     $ 16,405
      Dividend income from affiliated investments*                          3,543        1,330
      Foreign taxes withheld                                                   (4)          --
--------------------------------------------------------------------------------------------------
    Total investment income                                                42,482       17,735
--------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                              2,654        1,078
      Administration fees                                                   1,327          539
      Shareholder servicing fees                                              972          898
      Distribution fees                                                         1          102
      Custodian fees                                                          246           79
      Organization expenses                                                    --            2
      Interest expense                                                         70           --
      Printing and postage                                                     25            2
      Professional fees                                                        31           24
      Registration expenses                                                    21            7
      Transfer agent fees                                                      59           61
      Trustees' fees                                                            8            4
      Other                                                                    10           19
--------------------------------------------------------------------------------------------------
    Total expenses                                                          5,424        2,815
--------------------------------------------------------------------------------------------------
      Less amounts waived                                                     860          571
      Less earnings credits                                                   134            7
      Less expense reimbursements                                              12           --
--------------------------------------------------------------------------------------------------
        Net expenses                                                        4,418        2,237
--------------------------------------------------------------------------------------------------
    Net investment income                                                  38,064       15,498
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                        (8,000)       3,399
        Futures                                                            14,719        5,306
        Foreign exchange contracts                                           (146)          --
        Options                                                               582         (255)
        Swaps                                                               4,182           --
      Change in net unrealized appreciation/(depreciation) of:
        Investments                                                       (38,598)     (24,279)
        Futures                                                              (395)        (214)
        Foreign currency translations                                          (4)          --
        Options                                                               588          147
        Swaps                                                              (3,695)          --
--------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments,
      futures, foreign exchange transactions, options and swaps           (30,767)     (15,896)
--------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations              $  7,297     $   (398)
--------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:                       $    257     $     106
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                                                        GLOBAL
                                                                       ENHANCED        STRATEGIC
                                                                        INCOME          INCOME
                                                                        FUND(b)          FUND
--------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                            $1,136         $5,100
      Dividend income from affiliated investments*                           177            130
--------------------------------------------------------------------------------------------------
    Total investment income                                                1,313          5,230
--------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                               128            302
      Administration fees                                                     77            101
      Shareholder servicing fees                                              51             70
      Custodian fees                                                          30            149
      Printing and postage                                                     7              4
      Professional fees                                                       23             36
      Registration expenses                                                   21             17
      Transfer agent fees                                                     19             23
      Trustees' fees                                                           1              1
      Other                                                                    5              3
--------------------------------------------------------------------------------------------------
    Total expenses                                                           362            706
--------------------------------------------------------------------------------------------------
      Less amounts waived                                                    256            222
      Less earnings credits                                                    4             12
      Less expense reimbursements                                             --              4
--------------------------------------------------------------------------------------------------
        Net expenses                                                         102            468
--------------------------------------------------------------------------------------------------
    Net investment income                                                  1,211          4,762
--------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                          (41)        (3,997)
        Futures                                                              263           (233)
        Foreign exchange contracts                                            --            348
      Change in net unrealized appreciation/(depreciation) of:
        Investments                                                           33          1,930
        Futures                                                                5            835
        Foreign currency translations                                         --            (28)
--------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                              260         (1,145)
--------------------------------------------------------------------------------------------------
      Net increase in net assets from operations                          $1,471        $ 3,617
--------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees :                       $   15        $   11
--------------------------------------------------------------------------------------------------

(b) For the period November 30, 2001 (commencement of operations) through April 30, 2002.

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                                     INTERMEDIATE     SHORT TERM
                                                                         BOND            BOND
                                                                         FUND            FUND
----------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                          $ 11,364       $ 12,487
      Dividend income from affiliated investments*                           807          1,020
----------------------------------------------------------------------------------------------------
    Total investment income                                               12,171         13,507
----------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                               755            840
      Administration fees                                                    378            504
      Shareholder servicing fees                                             629            403
      Distribution fees                                                        6              7
      Custodian fees                                                          66             94
      Organization expenses                                                    1             --
      Printing and postage                                                    --             10
      Professional fees                                                       20             24
      Registration expenses                                                    8             18
      Transfer agent fees                                                     20             54
      Trustees' fees                                                           3              3
      Other                                                                    7              5
----------------------------------------------------------------------------------------------------
    Total expenses                                                         1,893          1,962
----------------------------------------------------------------------------------------------------
      Less amounts waived                                                     12            739
      Less earnings credits                                                    1             59
      Less expense reimbursements                                             --             21
----------------------------------------------------------------------------------------------------
        Net expenses                                                       1,880          1,143
----------------------------------------------------------------------------------------------------
    Net investment income                                                 10,291         12,364
----------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                        4,922            303
        Futures                                                            3,710          7,662
        Options                                                             (171)            --
      Change in net unrealized appreciation/(depreciation) of:
        Investments                                                      (18,172)        (8,644)
        Futures                                                              535         (4,758)
        Options                                                               99             --
----------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments,
      futures and options                                                 (9,077)        (5,437)
----------------------------------------------------------------------------------------------------
      Net increase in net assets from operations                        $  1,214       $  6,927
----------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees :                     $     66       $     61
----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                                      SHORT-TERM       STRATEGIC
                                                                         BOND           INCOME
                                                                        FUND II          FUND
-----------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                           $16,253          $ 732
      Dividend income from affiliated investments*                         1,382             22
      Foreign taxes withheld                                                  --             (1)
-----------------------------------------------------------------------------------------------------
    Total investment income                                               17,635            753
-----------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                             1,256             55
      Administration fees                                                    753             17
      Shareholder servicing fees                                           1,256             30
      Distribution fees                                                    1,508             65
      Custodian fees                                                          50             86
      Printing and postage                                                    33              2
      Professional fees                                                       22             19
      Registration expenses                                                   60             10
      Transfer agent fees                                                     33             29
      Trustees' fees                                                           5              1
      Other                                                                   10              2
-----------------------------------------------------------------------------------------------------
    Total expenses                                                         4,986            316
-----------------------------------------------------------------------------------------------------
      Less amounts waived                                                    339            102
      Less earnings credits                                                    8             --
      Less expense reimbursements                                             --             40
-----------------------------------------------------------------------------------------------------
        Net expenses                                                       4,639            174
-----------------------------------------------------------------------------------------------------
    Net investment income                                                 12,996            579
-----------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                       (4,044)          (474)
        Futures                                                            8,384             31
        Foreign exchange contracts                                            --             (2)
        Options                                                               --             (3)
      Change in net unrealized appreciation/(depreciation) of:
        Investments                                                       (1,897)           278
        Futures                                                           (6,419)            32
        Foreign currency translations                                         --             (6)
        Options                                                               --              2
-----------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments,
      futures, foreign exchange transactions and options                  (3,976)          (142)
-----------------------------------------------------------------------------------------------------
      Net increase in net assets from operations                         $ 9,020         $  437
-----------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:                       $   110         $    2
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNTS IN THOUSANDS)
                                                                         U.S.            U.S.
                                                                      HIGH YIELD       TREASURY
                                                                         BOND           INCOME
                                                                        FUND(b)          FUND
---------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                             $ 267        $ 2,957
      Dividend income from affiliated investments*                             6            147
---------------------------------------------------------------------------------------------------
    Total investment income                                                  273          3,104
---------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                                18            199
      Administration fees                                                      5             99
      Shareholder servicing fees                                               8            166
      Distribution fees                                                        9            125
      Custodian fees                                                          20             48
      Printing and postage                                                     1              7
      Professional fees                                                        8             19
      Registration expenses                                                    3             22
      Transfer agent fees                                                      8             81
      Trustees' fees                                                          --              1
      Other                                                                   --              3
---------------------------------------------------------------------------------------------------
    Total expenses                                                            80            770
---------------------------------------------------------------------------------------------------
      Less amounts waived                                                     36            258
      Less earnings credits                                                    4              1
      Less expense reimbursements                                              2             --
---------------------------------------------------------------------------------------------------
        Net expenses                                                          38            511
---------------------------------------------------------------------------------------------------
    Net investment income                                                    235          2,593
---------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                           81            692
        Futures                                                               19            (42)
        Options                                                               --            (47)
      Change in net unrealized appreciation/(depreciation) of:
        Investments                                                         (302)        (5,658)
        Futures                                                              (19)          (591)
        Options                                                               --             27
---------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on investments, futures
      and options                                                           (221)        (5,619)
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations               $   14        $(3,026)
---------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment advisory,
    administration and shareholder servicing fees:                        $    1        $    12
---------------------------------------------------------------------------------------------------

(b) For the period December 31, 2001 (commencement of operations) through April 30, 2002.

                        See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF CHANGES IN NET ASSETS
For the periods indicated (unaudited)

(AMOUNTS IN THOUSANDS)
                                                                                            BOND FUND            BOND FUND II
                                                                                       -------------------    ------------------
                                                                                       11/1/01      YEAR      11/1/01     YEAR
                                                                                       THROUGH      ENDED     THROUGH     ENDED
                                                                                       4/30/02    10/31/01    4/30/02   10/31/01
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                              $   38,064  $   62,728   $ 15,498   $ 36,843
 Net realized gain on investments, futures, foreign exchange transactions,
   options and swaps                                                                    11,337      49,859      8,450     22,133

 Change in net unrealized appreciation/(depreciation) of investments, futures,
   foreign currency translations, options and swaps                                    (42,104)     31,504    (24,346)    29,861
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                     7,297     144,091       (398)    88,837
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                 (37,914)    (63,045)   (15,498)   (36,858)

 Net realized gain on investment transactions                                          (12,048)         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                 (49,962)    (63,045)   (15,498)   (36,858)
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                                  (276,336)    940,706    (36,623)   114,658
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                            (319,001)  1,021,752    (52,519)   166,637

NET ASSETS:

 Beginning of period                                                                 1,929,163     907,411    754,006    587,369
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                      $1,610,162  $1,929,163   $701,487   $754,006
--------------------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed net investment income                                    $    1,307  $    1,157   $    346   $    346
--------------------------------------------------------------------------------------------------------------------------------

                      See notes to financial statements.

(AMOUNT IN THOUSANDS)
                                                                                                              GLOBAL
                                                                                     ENHANCED INCOME      STRATEGIC INCOME
                                                                                           FUND                FUND
                                                                                     ---------------     ------------------
                                                                                         11/30/01*       11/1/01      YEAR
                                                                                          THROUGH        THROUGH      ENDED
                                                                                          4/30/02        4/30/02    10/31/01
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                                  $  1,211        $  4,762   $ 11,954
 Net realized gain (loss) on investments, futures and foreign exchange transactions          222          (3,882)    (5,323)
 Change in net unrealized appreciation/(depreciation) of investments, futures and
   foreign currency translations                                                             38           2,737      2,282
----------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                  1,471           3,617      8,913
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                    (1,215)         (4,767)   (15,047)
----------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                                     177,431          (3,301)    (9,333)
----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                               177,687          (4,451)   (15,467)

NET ASSETS:

 Beginning of period                                                                          --         147,987    163,454
----------------------------------------------------------------------------------------------------------------------------
 End of period                                                                          $177,687        $143,536   $147,987
----------------------------------------------------------------------------------------------------------------------------
 Accumulated overdistributed net investment income                                      $     (4)       $   (614)  $   (609)
----------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                      See notes to financial statements.

(AMOUNT IN THOUSANDS)
                                                                               INTERMEDIATE               SHORT
                                                                                   BOND                 TERM BOND
                                                                                   FUND                   FUND
                                                                           --------------------    --------------------
                                                                            11/1/01      YEAR       11/1/01     YEAR
                                                                            THROUGH      ENDED      THROUGH     ENDED
                                                                            4/30/02    10/31/01     4/30/02   10/31/01
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                     $ 10,291    $ 23,680   $ 12,364   $ 27,811
 Net realized gain on investments, futures and options                        8,461      14,008      7,965      7,040
 Change in net unrealized appreciation/(depreciation) of investments,
    futures and options                                                     (17,538)     23,357    (13,402)    17,991
----------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                     1,214      61,045      6,927     52,842
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                      (10,296)    (23,705)   (12,396)   (27,772)

 Net realized gain on investment transactions                                    --          --     (2,732)        --
----------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                      (10,296)    (23,705)   (15,128)   (27,772)
----------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                         28,983      79,717    (28,285)   325,357
----------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                   19,901     117,057    (36,486)   350,427

NET ASSETS:

 Beginning of period                                                        504,122     387,065    765,844    415,417
----------------------------------------------------------------------------------------------------------------------
 End of period                                                             $524,023    $504,122   $729,358   $765,844
----------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed net investment income                           $      6    $     11   $    763   $    795
----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNT IN THOUSANDS)
                                                                                         SHORT-TERM              STRATEGIC
                                                                                            BOND                  INCOME
                                                                                           FUND II                 FUND
                                                                                   ----------------------  ---------------------
                                                                                     11/1/01      YEAR       11/1/01     YEAR
                                                                                     THROUGH      ENDED      THROUGH     ENDED
                                                                                     4/30/02    10/31/01     4/30/02   10/31/01
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                             $   12,996    $ 11,384    $   579    $ 1,713
 Net realized gain (loss) on investments, futures, foreign exchange transactions
    and options                                                                         4,340       6,553       (448)    (1,667)
 Change in net unrealized appreciation/(depreciation) of investments, futures,
    foreign currency translations and options                                          (8,316)     13,303        306      1,126
--------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                               9,020      31,240        437      1,172
--------------------------------------------------------------------------------------------------------------------------------
   Net equalization credits/(debits)                                                      635       2,626        (13)        (9)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                (13,723)    (13,960)      (562)    (1,649)
 Return of capital                                                                         --          --         --        (50)
 Net realized gain on investment transactions                                         (10,428)         --         --         --
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                               (24,151)    (13,960)      (562)    (1,699)
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                                  236,543     812,112     (1,233)    (4,002)
--------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                                           222,047     832,018     (1,371)    (4,538)

NET ASSETS:

 Beginning of period                                                                  884,770      52,752     22,967     27,505
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                     $1,106,817    $884,770    $21,596    $22,967
--------------------------------------------------------------------------------------------------------------------------------
 Accumulated overdistributed net investment income                                 $   (2,095)   $ (2,003)   $   (90)   $   (94)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

(AMOUNT IN THOUSANDS)
                                                                             U.S. HIGH YIELD        U.S. TREASURY
                                                                                  BOND                 INCOME
                                                                                  FUND                  FUND
                                                                             ---------------     -------------------
                                                                                12/31/01*       11/1/01      YEAR
                                                                                 THROUGH        THROUGH      ENDED
                                                                                 4/30/02        4/30/02    10/31/01
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                        $   235          $  2,593   $  3,908
 Net realized gain on investments, futures and options                            100               603      2,788
 Change in net unrealized appreciation/(depreciation) of investments,
    futures and options                                                          (321)           (6,222)     7,482
-------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                               14            (3,026)    14,178
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                           (235)           (2,600)    (4,660)
-------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions                           10,166            (1,908)    75,480
-------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                      9,945            (7,534)    84,998

NET ASSETS:

 Beginning of period                                                               --           141,728     56,730
-------------------------------------------------------------------------------------------------------------------
 End of period                                                                $ 9,945          $134,194   $141,728
-------------------------------------------------------------------------------------------------------------------
 Accumulated undistributed (overdistributed) net investment income            $    --          $     (6)  $      1
-------------------------------------------------------------------------------------------------------------------

 * Commencement of operations.

                       See notes to financial statements.

      JPMorgan FUNDS

               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF"), Mutual Fund Select Group ("MFSG") and J.P. Morgan Series Trust ("JPMST) (the "Trusts") were organized on May 11, 1987, November 4, 1992, October 1, 1996 and August 15, 1996, respectively, as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

The following are ten separate portfolios of the Trusts (collectively, the "Funds").

  FUND                                         CLASSES OFFERED
  ----------------------------------------------------------------------------------------------
  JPMorgan Bond Fund ("BF")                    Class A, Class B, Institutional, Select and Ultra
  JPMorgan Bond Fund II ("BFII")               Class A, Class B and Select
  JPMorgan Enhanced Income Fund ("EIF")        Institutional
  JPMorgan Global Strategic Income
  Fund ("GSIF")                                Class A, Class B, Institutional and Select
  JPMorgan Intermediate Bond Fund ("IBF")      Class A and Select
  JPMorgan Short Term Bond Fund ("STBF")       Class A, Institutional and Select
  JPMorgan Short-Term Bond Fund II ("STBFII")  Class A, Class M and Select
  JPMorgan Strategic Income Fund ("SIF")       Class A, Class B, Class C, Class M and Select
  JPMorgan U.S. High Yield Bond Fund ("USHY")  Class A and Class B
  JPMorgan U.S. Treasury Income Fund ("USTI")  Class A, Class B and Select

USHY and EIF commenced operations on December 31, 2001 and November 30, 2001, respectively.

During the semi-annual period ended April 30, 2002, BF received a contribution of securities ("In-kind contributions") into the fund in exchange for shares of the Ultra Share Class. The effective date of the contribution was on March 26, 2002 and the securities were transferred at market value, which resulted in no unrealized gain or loss.

STBFII, SIF and USTI are separate series of MFG. BFII and IBF are separate series of MFSG. BF, GSIF and STBF are separate series of JPMIF. EIF and USHY are separate series of JPMST.

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class, Ultra Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

2. REORGANIZATIONS

On February 16, 2001, USTI acquired all the net assets of Chase Vista U.S. Government Securities Fund ("CVUSGSF") and Chase U.S. Government Securities Fund ("CUSGSF"), and IBF acquired all the net assets of Chase Intermediate Term Bond Fund ("CITBF"). On March 2, 2001, BFII acquired all the net assets of Chase Vista Bond Fund ("CVBF") and Chase Income Fund ("CIF"), and STBFII acquired all the net assets of Chase Vista Select Short-Term Bond Fund ("CVSSTBF") and Chase Short-Intermediate Term U.S. Government Securities Fund ("CSITUSGSF"). USTI, IBF, BFII and STBFII are hereafter collectively referred to as the "Acquiring Funds". CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF and CSITUGSF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds' shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares and Investor Class Shares in the Target Funds received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Institutional Class Shares and Premier Class Shares in the Target Funds received Institutional Class Shares in the Acquired Funds.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on February 16, 2001 (amounts in thousands, except per share amounts):

                                        BEFORE                AFTER
                                     REORGANIZATION       REORGANIZATION
----------------------------------------------------------------------------
                                    USTI     CUSGSF      CVUSGSF     USTI
----------------------------------------------------------------------------
  Class A
    Shares                          3,596                    259      3,832
    Net Assets                    $39,915                $ 2,585    $42,536
    Net Asset Value, per share    $ 11.10                $ 10.00    $ 11.10
  Class B
    Shares                          1,397                             1,397
    Net Assets                    $15,483                           $15,483
    Net Asset Value, per share    $ 11.08                           $ 11.08
  Class I
    Shares                                                 4,192      4,175
    Net Assets                                           $41,799    $46,349
    Net Asset Value, per share                            $ 9.97    $ 11.10
  Premier Shares
    Shares                                      338
    Net Assets                               $4,550
    Net Asset Value, per share               $13.47
  Investor Shares
    Shares                                        3
    Net Assets                               $   36
    Net Asset Value, per share               $13.47
  Net Unrealized Appreciation     $ 1,034    $  161      $ 1,159    $ 2,354


                              BEFORE REORGANIZATION    AFTER REORGANIZATION
---------------------------------------------------------------------------
                               IBF          CITBF              IBF
---------------------------------------------------------------------------
  Class A
    Shares                                                       207
    Net Assets                                              $  2,079
    Net Asset Value,
      per share                                             $  10.03
  Class I
    Shares                    39,916                          44,406
    Net Assets              $400,394                        $445,446
    Net Asset Value,
      per share             $  10.03                        $  10.03
  Premier Shares
    Shares                                   3,563
    Net Assets                             $45,052
    Net Asset Value,
      per share                            $ 12.64
  Investor Shares
    Shares                                     164
    Net Assets                             $ 2,079
    Net Asset Value,
      per share                            $ 12.64
  Net Unrealized
      Appreciation          $  6,411       $ 1,253          $ 7,664

The following is a summary of Shares Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the reorganization on February 16, 2001 (amounts in thousands, except per share amounts):

                                          BEFORE                   AFTER
                                      REORGANIZATION           REORGANIZATION
-------------------------------------------------------------------------------
                                BFII      CVBF      CIF             BFII
-------------------------------------------------------------------------------
Class A
  Shares                                  3,210                       872
  Net Assets                            $33,725            $       34,496
  Net Asset Value, per share            $ 10.51            $        39.55

Class B
  Shares                                    431                       115
  Net Assets                            $ 4,552            $        4,552
  Net Asset Value, per share            $ 10.55            $        39.55

Class I
  Shares                        15,089    2,000                    16,807
  Net Assets                  $596,783  $20,997            $      664,724
  Net Asset Value, per share  $  39.55  $ 10.50            $        39.55

Premier Shares
  Shares                                            2,390
  Net Assets                                     $ 46,944
  Net Asset Value, per share                     $  19.65

Investor Shares
  Shares                                               39
  Net Assets                                     $    771
  Net Asset Value, per share                     $  19.67

Net Unrealized Appreciation   $ 15,370  $ 1,252  $  1,389  $       18,011

                                                   BEFORE                    AFTER
                                               REORGANIZATION            REORGANIZATION
--------------------------------------------------------------------------------------------
                                        STBII     CVSSTB    CSITUSGSF        STBII
--------------------------------------------------------------------------------------------
Class A
  Shares                                 1,726                                1,751
  Net Assets                           $17,437                              $17,689
  Net Asset Value, per share           $ 10.10                              $ 10.10

Class I
  Shares                                 1,655     2,548                      6,287
  Net Assets                           $16,743   $27,012                  $  63,622
  Net Asset Value, per share           $ 10.12   $ 10.60                  $   10.12

Class M
  Shares                                 7,996                                7,996
  Net Assets                           $80,764                            $  80,764
  Net Asset Value, per share           $ 10.10                            $   10.10

Premier Shares
  Shares                                                       1,582
  Net Assets                                                 $19,867
  Net Asset Value, per share                                 $ 12.56

Investor Shares
  Shares                                                          20
  Net Assets                                                 $   252
  Net Asset Value, per share                                 $ 12.56

Net Unrealized Appreciation            $ 1,407   $   479     $   471      $   2,357

Prior to the open of business on September 10, 2001, the J.P. Morgan Institutional Bond Fund, J.P. Morgan Institutional Short Term Bond Fund, and J.P. Morgan Institutional Global Strategic Income Fund (collectively, the "Acquiring Funds") acquired all the net assets of J.P. Morgan Bond Fund, J.P. Morgan Institutional Bond Fund-Ultra, J.P. Morgan Short Term Bond, and J.P. Global Strategic Income Fund (collectively, the "Target Funds"), as shown in the tables below, pursuant to Reorganization Plans approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. In conjunction with the reorganizations, Institutional Shares for BFII, IBF, STBFII, SIF and USTI were renamed as Select Shares.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                                  JPMORGAN
                                                         BOND FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
                                     BENEFICIAL                                  NET ASSET         NET
                                      INTEREST      SHARES                         VALUE        UNREALIZED
                                     OUTSTANDING  OUTSTANDING     NET ASSETS     PER SHARE     APPRECIATION
----------------------------------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Bond Fund               28,828                     $  299,497       $10.39         $ 4,708

   J.P. Morgan Institutional
    Bond Fund - Ultra                  55,296                     $  555,990       $10.05         $ 8,326

   Acquiring Fund

   J.P. Morgan Institutional
    Bond Fund                                       101,149        $1,000,493       $ 9.89        $16,329

   After Reorganization
   JPMorgan Bond Fund                                                                             $29,363
     Ultra Class                                     56,210        $  555,990       $ 9.89
     Select Class                                    30,279        $  299,497       $ 9.89
     Institutional Class                            101,149        $1,000,493       $ 9.89

                                                                    JPMORGAN
                                                       SHORT TERM BOND FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
                                     BENEFICIAL                                  NET ASSET         NET
                                      INTEREST      SHARES                         VALUE        UNREALIZED
                                     OUTSTANDING  OUTSTANDING     NET ASSETS     PER SHARE     APPRECIATION
----------------------------------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Short Term
     Bond Fund                         5,382                       $ 53,000        $9.85          $  753

   Acquiring Fund

   J.P. Morgan Institutional
     Short Term Bond Fund             58,275                       $575,178        $9.87          $8,789

   After Reorganization

   JPMorgan Short Term
    Bond Fund                                                                                     $9,542
     Select Class                                    5,372         $ 53,000        $9.87
     Institutional Class                            58,275         $575,178        $9.87

                                                                      JPMORGAN
                                                    GLOBAL STRATEGIC INCOME FUND REORGANIZATION
----------------------------------------------------------------------------------------------------------------------
                                     BENEFICIAL                                  NET ASSET    NET UNREALIZED
                                      INTEREST      SHARES                         VALUE       APPRECIATION
                                     OUTSTANDING  OUTSTANDING     NET ASSETS     PER SHARE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Global Strategic
     Income Fund                         602                       $  5,459        $9.07          $   9

   Acquiring Fund

   J.P. Morgan Institutional
     Global Strategic
     Income Fund                      15,786                       $144,187        $9.13          $(747)
   After Reorganization

   JPMorgan Global
    Strategic Income Fund                                                                         $(738)
     Select Class                                      598         $  5,459        $9.13
     Institutional Class                            15,786         $144,187        $9.13

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2002, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2002, GSIF and SIF had outstanding forward foreign currency contracts as listed on the Fund's Portfolio of Investments.

F. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of April 30, 2002, BF had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written during the six month period ended April 30, 2002, were as follows (amounts in thousands):

                                   BF                    BFII                   IBF
                         --------------------   --------------------   --------------------
                         NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                         CONTRACTS   RECEIVED   CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
--------------------------------------------------------------------------------------------------
Options outstanding
  at October 31, 2001     200,001    $  5,955      361      $    108       242     $     72

Options written           427,500       5,249       --            --        --           --

Options terminated
  in closing purchase
  transactions           (452,501)     (2,688)    (361)         (108)     (242)         (72)

Options exercised         170,000       1,166       --            --        --           --
                         --------------------   --------------------   --------------------
Options outstanding
  at April 30, 2002       345,000    $  9,682       --      $     --        --     $     --
                         ====================   ====================   ====================

                                      SIF                   USTI
                             --------------------   --------------------
                             NUMBER OF   PREMIUMS   NUMBER OF   PREMIUMS
                             CONTRACTS   RECEIVED   CONTRACTS   RECEIVED
-----------------------------------------------------------------------------
   Options outstanding
     at October 31, 2001          5        $  2         67        $  20

   Options written               --          --         --           --

   Options terminated in
     closing purchase
     transactions                (5)         (2)       (67)         (20)

   Options exercised             --          --         --           --
                             --------------------   --------------------
   Options outstanding
     at April 30, 2002           --        $ --         --        $ --
                             ====================   ====================

G. SWAPS -- The Funds may engage in swap transactions such as interest rate or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in the value of the exchange. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of April 30, 2002, BF had outstanding swap agreements as listed on the Portfolio of Investments.

H. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

I. DOLLAR ROLLS -- The Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds' policy is to record the components of dollar rolls using "to be announced" mortgage-backed securities("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. BF, BFII, GSIF, IBF and STBF had TBA Dollar Rolls outstanding as of April 30, 2002, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities.

J. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. The following is the market value and percentage of restricted and illiquid securities (amounts in thousands).

                                    MARKET                 % OF TOTAL
                                     VALUE                MARKET VALUE
   BF                              $18,852                    0.82%
   GSIF                             13,631                    8.35%

K. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Effective November 1, 2000 USTI began amortizing premiums on debt securities. Prior to November 1, 2000, USTI did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,123 (amount in thousands) reduction in cost of securities and a corresponding $1,123 (amount in thousands) increase in unrealized appreciation, based on securities held by the Fund on November 1, 2000.

The effect of this change for the year ended October 31, 2001 was to decrease net investment income by $757 (amount in thousands) and decrease realized gains by $366 (amount in thousands). The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in accounting principle.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

L. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

M. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

O. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing BFII and IBF have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

P. EQUALIZATION -- In 1999, SIF and STBFII adopted the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM") (collectively, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Adviser for BFII, IBF, SIF, STBFII and USTI. JPMIM, a wholly owned subsidiary of JPMorgan, is the adviser for BF, EIF, GSIF, STBF and USHY. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                         INVESTMENT
     FUND                ADVISORY FEE (%)
     BF                       0.30
     BFII                     0.30
     EIF                      0.25
     GSIF                     0.45
     IBF                      0.30
     STBF                     0.25
     STBFII                   0.25
     SIF                      0.50
     USHY                     0.55
     USTI                     0.30

The Advisers waived fees as outstanding in Note 4.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                        INSTITUTIONAL  SELECT   ULTRA
   FUND             CLASS A  CLASS B  CLASS C  CLASS M     CLASS       CLASS    CLASS
--------------------------------------------------------------------------------------
   BF                0.75     1.50      n/a      n/a        0.49        0.69    0.40
   BFII              0.75     1.50      n/a      n/a         n/a        0.60     n/a
   EIF                n/a      n/a      n/a      n/a        0.20^        n/a     n/a
   GSIF              1.25     1.75      n/a      n/a        0.65        1.00     n/a
   IBF               0.90      n/a      n/a      n/a         n/a        0.75     n/a
   SIF               1.25     1.75     1.75     1.45         n/a        1.00     n/a
   STBF              0.75      n/a      n/a      n/a        0.30        0.60     n/a
   STBFII            0.75      n/a      n/a     1.00         n/a        0.50     n/a
   USHY              1.15     1.65      n/a      n/a         n/a         n/a     n/a
   USTI              0.75     1.64      n/a      n/a         n/a        0.55     n/a

The contractual expense limitation agreements were in effect beginning September 10, 2001 for BFII, IBF, SIF, STBFII and USTI, for the entire fiscal year for BF, GSIF and STBF and since the commencement of operations for EIF and USHY. The expense limitation percentages in the table above are due to expire as follows:

                                                          INSTITUTIONAL    SELECT      ULTRA
   FUND            CLASS A   CLASS B   CLASS C   CLASS M      CLASS        CLASS       CLASS
---------------------------------------------------------------------------------------------
   BF              12/31/03  12/31/03    n/a       n/a       12/31/04     12/31/04   12/31/04
   BFII            12/31/03  12/31/03    n/a       n/a         n/a        12/31/03     n/a
   EIF                n/a      n/a       n/a       n/a       12/31/04       n/a        n/a
   GSIF            12/31/03  12/31/03    n/a       n/a       12/31/04     12/31/04     n/a
   IBF             12/31/03    n/a       n/a       n/a         n/a        12/31/03     n/a
   STBF            12/31/03    n/a       n/a       n/a       12/31/04     12/31/04     n/a
   STBFII          12/31/03    n/a       n/a     12/31/03      n/a        12/31/03     n/a
   SIF             12/31/03  12/31/03  12/31/03  12/31/03      n/a        12/31/03     n/a
   USHY            12/31/03  12/31/03    n/a       n/a         n/a          n/a        n/a
   USTI            12/31/03  12/31/03    n/a       n/a         n/a        12/31/03     n/a


^ The limitation percentage increases to 0.25% from 0.20% effective January 1, 2003 and will expire on December 31, 2004.

The Administrator waived fees and reimbursed expenses as outlined in Note 4.F. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, JPMFD serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND                                  CLASS A   CLASS B   CLASS C  CLASS M
-----------------------------------------------------------------------------
   BF                                      0.25      0.75      n/a      n/a
   BFII                                    0.25      0.75      n/a      n/a
   GSIF                                    0.25      0.75      n/a      n/a
   IBF                                     0.25      n/a       n/a      n/a
   STBF                                    0.25      n/a       n/a      n/a
   STBFII                                  0.25      n/a       n/a      0.35
   SIF                                     0.25      0.75      0.75     0.50
   USHY                                    0.25      0.75      n/a      n/a
   USTI                                    0.25      0.75      n/a      n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 4.F. below.

D. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                      INSTITUTIONAL  SELECT  ULTRA
   FUND           CLASS A  CLASS B  CLASS C  CLASS M      CLASS      CLASS   CLASS
----------------------------------------------------------------------------------
   BF               0.25    0.25      n/a      n/a        0.10        0.25   0.05
   BFII             0.25    0.25      n/a      n/a        n/a         0.25   n/a
   EIF              n/a     n/a       n/a      n/a        0.10        n/a    n/a
   GSIF             0.25    0.25      n/a      n/a        0.10        0.25   n/a
   IBF              0.25    n/a       n/a      n/a        n/a         0.25   n/a
   STBF             0.25    n/a       n/a      n/a        0.10        0.25   n/a
   STBFII           0.25    n/a       n/a      0.25       n/a         0.25   n/a
   SIF              0.25    0.25      0.25     0.30       n/a         0.25   n/a
   USHY             0.25    0.25      n/a      n/a        n/a         n/a    n/a
   USTI             0.25    0.25      n/a      n/a        n/a         0.25   n/a

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMIF and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of BF, STBF, GSIF, USHY and EIF available to customers of investment advisers and other financial intermediaries who are Schwab's clients. BF, STBF, GSIF, USHY and EIF are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMIF, JPMST and JPMCB is terminated, BF, STBF, GSIF, USHY and EIF would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agent waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

            INVESTMENT                   SHAREHOLDER                CONTRACTUAL
            ADVISORY     ADMINISTRATION  SERVICING    DISTRIBUTION  REIMBURSEMENTS
----------------------------------------------------------------------------------
   BF             $--         $676          $184          $--            $12
   BFII            --          121           382           68             --
   EIF            128           77            51           --             --
   GSIF           135           69            18           --              4
   IBF             --           --             6            6             --
   STBF            68          378           293           --             21
   STBFII          --          125           177           37             --
   SIF             55           17            22            8             40
   USHY            18            5             8            5              2
   USTI           109           20            75           54             --

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

5. CLASS
SPECIFIC EXPENSES The Funds' class specific expenses for the six months ended April 30, 2002 are as follows (amounts in thousands):

                      SHAREHOLDER
                      SERVICING         DISTRIBUTION       TRANSFER AGENT
--------------------------------------------------------------------------
   BF
   Class A                $  --^           $   --                 $ 5
   Class B                   --^                1                   7
   Institutional            459                --                  11
   Select                   375                --                  32
   Ultra                    138                --                   4
--------------------------------------------------------------------------
                          $ 972            $    1                 $59
--------------------------------------------------------------------------
   BFII
   Class A                $  68            $   68                 $43
   Class B                   11                34                   6
   Select                   819                --                  12
--------------------------------------------------------------------------
                          $ 898            $  102                 $61
--------------------------------------------------------------------------
   EIF
   Institutional          $  51            $   --                 $19
--------------------------------------------------------------------------
   GSIF
   Class A                $  --^           $   --                 $ 1
   Class B                   --^               --                   3
   Institutional             65                --                  11
   Select                     5                --                   8
--------------------------------------------------------------------------
                          $  70            $   --                 $23
--------------------------------------------------------------------------
   IBF
   Class A                $   6            $    6                 $10
   Select                   623                --                  10
--------------------------------------------------------------------------
                          $ 629            $    6                 $20
--------------------------------------------------------------------------
   STBF
   Class A                $   7            $    7                 $23
   Institutional            291                --                   5
   Select                   105                --                  26
--------------------------------------------------------------------------
                         $  403            $    7                 $54
--------------------------------------------------------------------------
   STBFII
   Class A               $   62            $   62                 $24
   Class M                1,033             1,446                  --
   Select                   161                --                   9
--------------------------------------------------------------------------
`                        $1,256            $1,508                 $33
--------------------------------------------------------------------------
--------------------------------------------------------------------------

                      SHAREHOLDER
                      SERVICING         DISTRIBUTION       TRANSFER AGENT
--------------------------------------------------------------------------
   SIF
   Class A                 $  3              $  3                 $ 5
   Class B                   10                29                  17
   Class C                    3                10                   5
   Class M                   14                23                   2
   Select                    --                --                  --
--------------------------------------------------------------------------
                           $ 30              $ 65                 $29
--------------------------------------------------------------------------
   USHY
   Class A                 $  7              $  8                 $ 7
   Class B                    1                 1                   1
--------------------------------------------------------------------------
                           $  8              $  9                 $ 8
--------------------------------------------------------------------------
   USTI
   Class A                 $ 54              $ 54                 $51
   Class B                   24                71                  23
   Select                    88                --                   7
--------------------------------------------------------------------------
                           $166              $125                 $81
--------------------------------------------------------------------------
--------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2002 are as follows (amounts in thousands):

                                                NET
                                         INVESTMENT INCOME     REALIZED GAIN
-----------------------------------------------------------------------------
   BF
   Class A                                    $     3           $     1
   Class B                                          4                 1
   Institutional                               19,654             6,409
   Select                                       6,154             1,891
   Ultra                                       12,099             3,746
-----------------------------------------------------------------------------
                                              $37,914           $12,048
-----------------------------------------------------------------------------
   BFII
   Class A                                    $ 1,141           $    --
   Class B                                        152                --
   Select                                      14,205                --
-----------------------------------------------------------------------------
                                              $15,498           $    --
-----------------------------------------------------------------------------
   EIF
   Institutional                              $ 1,215           $    --
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                                NET
                                         INVESTMENT INCOME     REALIZED GAIN
-----------------------------------------------------------------------------
   GSIF
   Class A                                    $     1           $    --
   Class B                                          2                --
   Institutional                                4,630                --
   Select                                         134                --
-----------------------------------------------------------------------------
                                              $ 4,767           $    --
-----------------------------------------------------------------------------
   IBF
   Class A                                    $    92           $    --
   Select                                      10,204                --
-----------------------------------------------------------------------------
                                              $10,296           $    --
-----------------------------------------------------------------------------
   STBF
   Class A                                    $    92           $    10
   Institutional                               10,858             2,460
   Select                                       1,446               262
-----------------------------------------------------------------------------
                                              $12,396           $ 2,732
-----------------------------------------------------------------------------
   STBFII
   Class A                                    $   716           $   561
   Class M                                     11,035             8,423
   Select                                       1,972             1,444
-----------------------------------------------------------------------------
                                              $13,723           $10,428
-----------------------------------------------------------------------------
   SIF
   Class A                                    $    71           $    --
   Class B                                        190                --
   Class C                                         62                --
   Class M                                        239                --
   Select                                          --                --
-----------------------------------------------------------------------------
                                              $   562           $    --
-----------------------------------------------------------------------------
   USHY
   Class A                                    $   224           $    --
   Class B                                         11                --
-----------------------------------------------------------------------------
                                              $   235           $    --
-----------------------------------------------------------------------------
   USTI
   Class A                                    $   855           $    --
   Class B                                        287                --
   Select                                       1,458                --
-----------------------------------------------------------------------------
                                              $ 2,600           $    --
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                   PURCHASES           SALES         PURCHASES       SALES
                (EXCLUDING U.S.   (EXCLUDING U.S.     OF U.S.       OF U.S.
                  GOVERNMENT)       GOVERNMENT)     GOVERNMENT    GOVERNMENT
-----------------------------------------------------------------------------
   BF               $292,798         $353,017       $5,534,812    $5,649,052
   BFII              151,655          146,338        1,730,972     1,762,301
   EIF               132,230           36,150           65,479        43,900
   GSIF               23,955           27,203          109,149       104,011
   IBF               121,253          120,668        1,163,050     1,159,573
   STBF              385,672          317,250          553,738       470,453
   STBFII            533,651          279,923          924,824       606,379
   SIF                 3,134            2,823           24,943        25,332
   USHY               14,452            4,533               50            --
   USTI                   --               --          226,145       257,367

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at April 30, 2002 are as follows (amounts in thousands):

                                   GROSS           GROSS        NET UNREALIZED
                 AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION/
                   COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------------
   BF           $2,299,264        $26,459        $(20,794)          $5,665
   BFII            971,485         11,429          (5,057)           6,372
   EIF             185,765            126             (93)              33
   GSIF            164,123          4,853          (5,744)           (891)
   IBF             730,374          7,059          (4,036)           3,023
   STBF            810,210          6,036          (1,320)           4,716
   STBFII        1,154,967          7,164          (1,506)           5,658
   SIF              21,563            667            (856)           (189)
   USHY             10,162            141            (443)           (302)
   USTI            131,696          1,804            (531)           1,273

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 12, 2002, the Funds (excluding USHY) may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, USTI, BFII, SIF, IBF and STBFII could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Funds had entered into an agreement, which enabled them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This Agreement expired on April 12, 2002.

Also, prior to April 12, 2002, BF, STBF, GSIF and EIF could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Funds, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the committed amount. This Agreement was terminated on April 12, 2002.

The Funds had no borrowings outstanding at April 30, 2002, nor at anytime during the year then ended.

10. CONCENTRATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

11.  CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (Amounts in Thousands):

BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             CLASS A SHARES CLASS B SHARES INSTITUTIONAL SHARES  SELECT SHARES      ULTRA SHARES
                                             -------------- -------------- -------------------- ---------------    ---------------
                                             AMOUNT  SHARES  AMOUNT  SHARES    AMOUNT  SHARES    AMOUNT   SHARES    AMOUNT   SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED APRIL 30, 2002
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $149    15     $448     46   $ 101,644   10,344  $ 54,784   5,566  $  64,404    6,547
In-kind contributions                           --    --       --     --          --       --        --      --        559       57
Shares issued in reinvestment of distributions   3    --^       3     --^     13,629    1,393     6,272     640      9,987    1,019
Shares redeemed                                (12)   (1)     (40)    (4)   (299,374) (30,543)  (70,102) (7,111)  (158,690) (16,188)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
 outstanding                                  $140    14     $411     42   $(184,101) (18,806) $ (9,046)   (905) $ (83,740)  (8,565)
====================================================================================================================================
                                                                       YEAR ENDED OCTOBER 31, 2001 *
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                   $ 70     7     $ 63      6   $ 388,434   39,773  $ 32,570   3,295  $  49,357    4,944
Shares issued in connection with Fund
 Reorganization (Note 2)                        --    --       --     --          --       --   299,497  30,279    555,990   56,210
Shares issued in reinvestment of distributions  --^   --^      --^    --^     30,849    3,149     1,920     192      3,120      312
Shares redeemed                                 (1)   --^      --     --    (375,266) (38,384)  (24,697) (2,491)   (21,200)  (2,135)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding       $ 69     7     $ 63      6   $  44,017    4,538  $309,290  31,275  $ 587,267   59,331
====================================================================================================================================

* For Class A Shares, Class B Shares, Select Shares and Ultra Shares, from commencement of operations on September 10, 2001.
^    Amount rounds to less than one thousand.

BOND FUND II
------------------------------------------------------------------------------------------------------------------------
                                                                   CLASS A SHARES    CLASS B SHARES      SELECT SHARES
                                                                 -----------------  ---------------   -----------------
                                                                   AMOUNT   SHARES  AMOUNT   SHARES    AMOUNT    SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED APRIL 30, 2002
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $  8,952     223   $4,282     107    $ 28,482      706
Shares issued in reinvestment of distributions                        802      20      100       3       1,063       27
Shares redeemed                                                   (34,842)   (870)  (1,360)    (34)    (44,102)  (1,099)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding               $(25,088)   (627)  $3,022      76    $(14,557)    (366)
========================================================================================================================
                                                                                YEAR ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $ 75,231   1,898   $4,481     113    $ 69,494    1,837
Shares issued in connection with Fund Reorganization (Note 2)      34,496     872    4,552     115      67,941    1,718
Shares issued in reinvestment of distributions                        987      25      141       3       2,446       61
Shares redeemed                                                   (49,101) (1,251)  (1,419)    (36)    (94,591)  (2,402)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $ 61,613   1,544   $7,755     195    $ 45,290    1,214
========================================================================================================================

* For Class A and B Shares, from commencement of operations on March 2, 2001.

ENHANCED INCOME FUND
----------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL SHARES
                                                                  -----------------------
                                                                  AMOUNT           SHARES
----------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED APRIL 30, 2002*
----------------------------------------------------------------------------------------------
Shares sold                                                      $193,390           19,346
Shares issued in reinvestment of distributions                        734               73
Shares redeemed                                                   (16,693)          (1,670)
----------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $177,431           17,749
==============================================================================================

* From commencement of operations on November 30, 2001.

GLOBAL STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A SHARES   CLASS B SHARES INSTITUTIONAL SHARES  SELECT SHARES
                                                              ---------------  -------------- -------------------- ---------------
                                                              AMOUNT   SHARES  AMOUNT  SHARES    AMOUNT   SHARES   AMOUNT   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED APRIL 30, 2002
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $10       1      $83       9   $ 20,530    2,302  $   699      78
Shares issued in reinvestment of distributions                   --^     --^       1      --^     1,327      148      104      12
Shares redeemed                                                  --      --      (11)     (1)   (24,922)  (2,783)  (1,122)   (125)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $10       1      $73       8   $ (3,065)    (333) $  (319)    (35)
===================================================================================================================================
                                                                                    YEAR ENDED OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $10       1      $10       1   $ 64,428    6,949  $   122      14
Shares issued in connection with Fund Reorganization (Note 2)    --      --       --      --         --       --    5,459     598
Shares issued in reinvestment of distributions                   --^     --^      --^     --^     7,184      779       45       5
Shares redeemed                                                  --      --       --      --    (85,638)  (9,291)    (953)   (108)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $10       1      $10       1   $(14,026)  (1,563) $ 4,673     509
===================================================================================================================================

* For Class A Shares, Class B Shares and Select Shares, from commencement of operations on September 10, 2001.
^ Amount rounds to less than one thousand.

INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------------
                                                                 CLASS A SHARES        SELECT SHARES
                                                                ---------------      ----------------
                                                                AMOUNT   SHARES      AMOUNT    SHARES
------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2002
------------------------------------------------------------------------------------------------------
Shares sold                                                    $ 2,097     205     $ 59,814     5,811
Shares issued in reinvestment of distributions                      60       5          965        94
Shares redeemed                                                   (638)    (62)     (33,315)   (3,245)
------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $ 1,519     148     $ 27,464     2,660
======================================================================================================
                                                                   YEAR ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------
Shares sold                                                    $ 2,835     278     $ 97,328     9,781
Shares issued in connection with Fund Reorganization (Note 2)    2,079     207       45,052     4,490
Shares issued in reinvestment of distributions                      76       8        1,922       189
Shares redeemed                                                 (1,148)   (113)     (68,427)   (6,811)
------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $ 3,842     380     $ 75,875     7,649
======================================================================================================

* For Class A Shares, from commencement of operations on February 16, 2001.

SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS A SHARES     INSTITUTIONAL SHARES     SELECT SHARES
                                                                    ----------------    --------------------    ---------------
                                                                     AMOUNT   SHARES     AMOUNT      SHARES     AMOUNT   SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS ENDED APRIL 30, 2002
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          $7,629     771     $253,908     25,696    $57,959    5,881
Shares issued in reinvestment of distributions                           42       4        8,538        863      1,262      128
Shares redeemed                                                      (1,591)   (161)    (337,205)   (34,102)   (18,827)  (1,908)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                   $6,080     614     $(74,759)    (7,543)   $40,394    4,101
================================================================================================================================
                                                                                      YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          $2,334     236     $497,579     50,690    $14,443    1,451
Shares issued in connection with Fund Reorganization (Note 2)            --      --           --         --     53,000    5,372
Shares issued in reinvestment of distributions                            3       1       13,274      1,361        306       31
Shares redeemed                                                        (100)    (10)    (253,463)   (25,913)    (2,019)    (203)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                              $2,237     227     $257,390     26,138    $65,730    6,651
================================================================================================================================

* For Class A Shares and Select Shares, from commencement of operations on September 10, 2001.

SHORT-TERM BOND FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A SHARES        CLASS M SHARES        SELECT SHARES
                                                                -----------------     -----------------   -------------------
                                                                 AMOUNT   SHARES       AMOUNT    SHARES     AMOUNT    SHARES
-----------------------------------------------------------------------------------------------------------------------------
                                                                               SIX MONTHS ENDED APRIL 30, 2002
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $37,120     3,655     $358,017    37,491  $  34,710    3,395
Shares issued in reinvestment of distributions                      926        91          266        26      1,364      134
Shares redeemed                                                 (37,248)   (3,673)    (110,811)  (13,245)   (47,801)  (4,685)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   798        73     $247,472    24,272  $ (11,727)  (1,156)
=============================================================================================================================
                                                                                YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $74,289     7,303     $688,863    67,836  $ 127,882   12,484
Shares issued in connection with Fund Reorganization (Note 2)       252        25           --        --     46,879    4,632
Shares issued in reinvestment of distributions                      706        69          488        48      1,156      114
Shares redeemed                                                 (43,358)   (4,291)     (27,828)   (2,732)   (57,217)  (5,567)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                         $31,889     3,106     $661,523    65,152  $ 118,700   11,663
=============================================================================================================================

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A SHARES    CLASS B SHARES   CLASS C SHARES   CLASS M SHARES
                                                            ----------------  ---------------   ---------------  ---------------
                                                             AMOUNT   SHARES  AMOUNT   SHARES   AMOUNT   SHARES  AMOUNT   SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED APRIL 30, 2002
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                  $1,119     128   $  709      81   $  117       13  $    15       2
Shares issued in reinvestment of distributions                   31       4       58       7       19        2       --      --
Shares redeemed                                                (542)    (62)    (906)   (104)    (523)     (60)  (1,330)   (152)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $608      70   $ (139)    (16)  $ (387)     (45) $(1,315)   (150)
================================================================================================================================
                                                                                   YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                  $2,115     236   $1,911     214   $1,161      129  $   890      98
Shares issued in reinvestment of distributions                   77       9      158      18       50        6       --      --
Shares redeemed                                              (2,049)   (231)  (1,557)   (173)    (795)     (88)  (5,963)   (663)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding           $  143      14   $  512      59   $  416       47  $(5,073)   (565)
================================================================================================================================

                                                              SELECT SHARES*
                                                              --------------
                                                       SIX MONTHS ENDED APRIL 30, 2002
--------------------------------------------------------------------------------------
Shares sold                                                    $ --      --
Shares issued in reinvestment of distributions                   --      --
Shares redeemed                                                  --      --
--------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $ --      --
======================================================================================
                                                       YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------
Shares sold                                                    $ --      --
Shares issued in reinvestment of distributions                   --      --
Shares redeemed                                                  --      --
--------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $ --      --
======================================================================================

* All outstanding Select Shares were redeemed effective November 5, 1999. The Fund continues to offer Select Shares for sale.

U.S. HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------
                                                             CLASS A SHARES    CLASS B SHARES
                                                            ----------------  ----------------
                                                             AMOUNT   SHARES  AMOUNT   SHARES
----------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED APRIL 30, 2002*
----------------------------------------------------------------------------------------------
Shares sold                                                 $ 9,500     633   $  500       33
Shares issued in reinvestment of distributions                  158      11        8        1
----------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                     $ 9,658     644   $  508       34
==============================================================================================

* From commencement of operations on December 31, 2001.

U.S. TREASURY INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
                                                             CLASS A SHARES            CLASS B SHARES        SELECT SHARES
                                                             ---------------          ---------------       ---------------
                                                             AMOUNT   SHARES          AMOUNT   SHARES       AMOUNT   SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED APRIL 30, 2002
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $10,704       943      $2,253      199     $ 4,960      442
Shares issued in reinvestment of distributions                     577        53         173       15       1,157      103
Shares redeemed                                                (14,692)   (1,296)     (3,359)    (297)     (3,681)    (324)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding             $(3,411)     (300)     $ (933)     (83)    $ 2,436      221
===========================================================================================================================
                                                                        YEAR ENDED OCTOBER 31, 2001*
---------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    $87,754     7,897      $7,273      649     $26,007    2,335
Shares issued in connection with Fund Reorganization (Note 2)    2,621       236          --       --      46,349    4,175
Shares issued in reinvestment of distributions                   1,630       146         471       42       1,844      164
Shares redeemed                                                (90,916)   (8,193)     (4,516)    (407)     (3,037)    (271)
---------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                        $ 1,089        86      $3,228      284     $71,163    6,403
===========================================================================================================================

* For Select Shares, from commencement of operations on February 16, 2001.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                            BOND FUND
                                        -------------------------------------------------------------------------------------------
                                             CLASS A            CLASS B                          INSTITUTIONAL
                                        -----------------  -----------------  -----------------------------------------------------
                                        11/1/01  9/10/01*  11/1/01  9/10/01*  11/1/01                  YEAR ENDED
                                        THROUGH  THROUGH   THROUGH  THROUGH   THROUGH  --------------------------------------------
                                        4/30/02  10/31/01  4/30/02  10/31/01  4/30/02  10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
                                        -------  --------  -------  --------  -------  -------- -------- -------- -------- --------
Per share operating performance:
Net asset value, beginning of period     $10.08   $ 9.89   $10.08   $ 9.89    $10.08    $ 9.43   $9.41    $10.10   $10.01  $ 9.84
                                         ------   ------   ------   ------    ------    ------   -----    ------   ------  ------
Income from investment operations:
 Net investment income                     0.20     0.06^    0.15     0.06^     0.21      0.58^   0.60      0.57     0.64    0.65
 Net gains or losses on securities
   (both realized and unrealized)         (0.16)    0.20    (0.15)    0.19     (0.16)     0.65    0.02     (0.57)    0.15    0.18
                                         ------   ------   ------   ------    ------    ------   -----    ------   ------  ------
   Total from investment operations        0.04     0.26     0.00     0.25      0.05      1.23    0.62        --     0.79    0.83
                                         ------   ------   ------   ------    ------    ------   -----    ------   ------  ------
Less distributions:
 Dividends from net investment income      0.19     0.07     0.15     0.06      0.21      0.58    0.60      0.57     0.63    0.64
 Distributions from capital gains          0.06       --     0.06       --      0.06        --      --(a)   0.12     0.07    0.02
                                         ------   ------   ------   ------    ------    ------   -----    ------   ------  ------
   Total distributions                     0.25     0.07     0.21     0.06      0.27      0.58    0.60      0.69     0.70    0.66
                                         ------   ------   ------   ------    ------    ------   -----    ------   ------  ------
Net asset value, end of period           $ 9.87   $10.08   $ 9.87   $10.08    $ 9.86    $10.08   $9.43    $ 9.41   $10.10  $10.01
                                         ======   ======   ======   ======    ======    ======   =====    ======   ======  ======
Total Return (1)                           0.46%(b) 2.63%(b) 0.06%(b) 2.53%(b)  0.56%(b) 13.46%   6.83%     0.03%    8.18%   8.78%
Ratios/supplemental data:
 Net assets, end of period (millions)    $   --+     $--+     $--+     $--+     $809    $1,016    $907    $1,041   $1,001    $912
Ratios to average net assets:#
 Net expenses                              0.75%    0.75%    1.50%    1.48%     0.49%     0.49%   0.49%     0.50%    0.49%   0.50%
 Net investment income                     4.00%    3.93%    3.08%    4.07%     4.32%     5.98%   6.37%     5.92%    6.32%   6.59%
 Expenses without waivers,
   reimbursements and earnings credits     7.19%   10.75%    6.93%   11.25%     0.59%     0.51%   0.49%     0.51%    0.50%   0.50%
 Net investment income without
   waivers, reimbursements and
   earnings credits                       (2.44%)  (6.07%)  (2.35%)  (5.70%)    4.22%     5.96%   6.37%     5.91%    6.31%   6.59%
Portfolio turnover rate ~                   325%     423%     325%     423%      325%      423%    531%      465%     115%     93%

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

 *  Commencement of offering of class of shares.

 ^  Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

 #  Short periods have been annualized.

 +  Amounts round to less than one million.

(a) Amount is less than $0.005.

(b) Not annualized.


                    See notes to financial statements.

                                                                                BOND FUND
                                 --------------------------------------------------------------------------------------------------
                                                       SELECT@                                           ULTRA@
                                 ---------------------------------------------------- ---------------------------------------------
                                 11/1/01                 YEAR ENDED                   11/1/01        YEAR ENDED          12/15/97**
                                 THROUGH -------------------------------------------- THROUGH -------------------------- THROUGH
                                 4/30/02 10/31/01 10/31/00 10/31/99 10/31/98 10/31/97 4/30/02 10/31/01 10/31/00 10/31/99 10/31/98
                                 ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ----------
Per share operating performance:
Net asset value, beginning
  of period                      $10.08    $ 9.43   $9.41   $10.09  $ 9.93    $9.82   $10.09    $ 9.47   $9.46   $10.02  $ 9.88
                                 ------    ------   -----   ------  ------    -----   ------    ------   -----   ------  ------
Income from investment
  operations:
 Net investment income             0.20      0.52^   0.58     0.55    0.62     0.63     0.22      0.54^   0.64     0.60    0.53
 Net gains or losses on
   securities (both realized and
   unrealized)                    (0.16)     0.70    0.02    (0.57)   0.16     0.17    (0.17)     0.72   (0.02)   (0.57)   0.16
                                 ------    ------   -----   ------  ------    -----   ------    ------   -----   ------  ------
   Total from investment
     operations                    0.04      1.22    0.60    (0.02)   0.78     0.80     0.05      1.26    0.62     0.03    0.69
                                 ------    ------   -----   ------  ------    -----   ------    ------   -----   ------  ------
Less distributions:
 Dividends from net investment
   income                          0.20      0.57    0.58     0.56    0.62     0.62     0.21      0.62    0.61     0.59    0.55
 In excess of net investment
   income                            --        --      --(a)    --      --       --       --        --      --       --      --
 Distributions from capital
   gains                           0.06        --      --     0.10      --     0.07     0.06      0.02      --       --      --
                                 ------    ------   -----   ------  ------    -----   ------    ------   -----   ------  ------
   Total distributions             0.26      0.57    0.58     0.66    0.62     0.69     0.27      0.64    0.61     0.59    0.55
                                 ------    ------   -----   ------  ------    -----   ------    ------   -----   ------  ------
Net asset value, end of period   $ 9.86    $10.08   $9.43   $ 9.41  $10.09    $9.93   $ 9.87    $10.09   $9.47   $ 9.46  $10.02
                                 ======    ======   =====   ======  ======    =====   ======    ======   =====   ======  ======
Total Return                       0.47%(b) 13.32%   6.61%   (0.23%)  8.06%    8.58%    0.61%(b) 13.63%   6.92%    0.28%   7.17%(b)
Ratios/supplemental data:
 Net assets, end of period
   (millions)                    $  300      $315    $240     $235    $216     $169     $501      $598    $466     $299    $128
Ratios to average net assets:#
 Net expenses                      0.66%     0.69%   0.69%    0.69%   0.66%    0.68%    0.40%     0.37%   0.35%    0.36%   0.37%
 Net investment income             4.14%     5.77%   6.19%    5.72%   6.14%    6.41%    4.41%     6.08%   6.49%    6.08%   6.28%
 Expenses without waivers,
   reimbursements and earnings
   credits                         0.76%     0.70%   0.69%    0.69%   0.66%    0.68%    0.54%     0.47%   0.42%    0.49%   0.60%
 Net investment income without
   waivers, reimbursements and
   earnings credits                4.04%     5.76%   6.19%    5.72%   6.14%    6.41%    4.27%     5.98%   6.42%    5.95%   6.05%
Portfolio turnover rate ~           325%      423%    531%     465%    115%      93%     325%      423%    531%     465%    115%

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The U.S. Fixed Income Portfolio, in which the Fund invested all of its investable assets.

 ** Commencement of offering of class of shares.

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
    Note 2. Prior periods have been restated to reflect the split.

 ^  Calculated based upon average shares outstanding.

(a) Amount is less than $0.005.

 #  Short periods have been annualized.

(b)  Not annualized.


                    See notes to financial statements.

                                                                          BOND FUND II
                                     -------------------------------------------------------------------------------------------
                                          CLASS A            CLASS B                               SELECT
                                     -----------------  -----------------  -----------------------------------------------------
                                     11/1/01  3/2/01**  11/1/01  3/2/01**  11/1/01               YEAR ENDED             1/1/97*
                                     THROUGH  THROUGH   THROUGH  THROUGH   THROUGH  ----------------------------------- THROUGH
                                     4/30/02  10/31/01  4/30/02  10/31/01  4/30/02  10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
                                     -------  --------  -------  --------  -------  -------- -------- -------- -------- --------

Per share operating performance:
Net asset value, beginning of
  period                             $41.01    $39.55    $40.96    $39.55   $40.97    $38.02  $38.38   $41.29   $41.01   $40.34
                                     ------    ------    ------    ------   ------    ------  ------   ------   ------   ------
Income from investment operations:
 Net investment income                 0.83^     1.32      0.67^     1.12     0.86^     2.18    2.38     2.36     2.56     2.31
 Net gains or losses on securities
   (both realized and unrealized)     (0.84)     1.46     (0.84)     1.41    (0.85)     2.95   (0.36)   (2.37)    0.76     0.67
                                     ------    ------    ------    ------   ------    ------  ------   ------   ------   ------
   Total from investment operations   (0.01)     2.78     (0.17)     2.53     0.01      5.13    2.02    (0.01)    3.32     2.98
                                     ------    ------    ------    ------   ------    ------  ------   ------   ------   ------
Less distributions:
 Dividends from net investment
   income                              0.83      1.32      0.68      1.12     0.86      2.18    2.38     2.36     2.55     2.31
 Distributions from capital gains        --        --        --        --       --        --      --     0.54     0.49       --
                                     ------    ------    ------    ------   ------    ------  ------   ------   ------   ------
   Total distributions                 0.83      1.32      0.68      1.12     0.86      2.18    2.38     2.90     3.04     2.31
                                     ------    ------    ------    ------   ------    ------  ------   ------   ------   ------
Net asset value, end of period       $40.17    $41.01    $40.11    $40.96   $40.12    $40.97  $38.02   $38.38   $41.29   $41.01
                                     ======    ======    ======    ======   ======    ======  ======   ======   ======   ======
Total Return (1)                       0.00%(b)  7.23%(b) (0.40%)(b) 6.58%(b) 0.05%(b) 13.87%   5.50%   (0.01%)   8.44%    7.64%(b)
Ratios/supplemental data:
 Net assets, end of period
   (millions)                           $37       $63       $11        $8     $654      $683    $587     $620     $590     $520
Ratios to average net assets:#
 Net expenses                          0.75%     0.75%     1.50%     1.50%    0.60%     0.63%   0.69%    0.03%    0.03%    0.02%
 Net investment income                 4.19%     4.90%     3.38%     4.22%    4.34%     5.52%   6.30%    5.97%    6.27%    6.89%
 Expenses without waivers,
   reimbursements and earnings
   credits                             1.14%     1.25%     1.61%     1.75%    0.74%     0.75%   0.71%    0.49%    0.51%    0.49%
 Net investment income without
   waivers, reimbursements and
   earnings credits                    3.80%     4.40%     3.27%     3.97%    4.20%     5.40%   6.28%    5.51%    5.79%    6.42%
Portfolio turnover rate                 261%      319%      261%      319%     261%      319%    157%     300%     306%     261%

 *  Commencement of operations.

 ** Commencement of offering of class of shares.

 ^  Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

 #  Short periods have been annualized.

(b) Not annualized.


                    See notes to financial statements.

                                                                             ENHANCED
                                                                            INCOME FUND       GLOBAL STRATEGIC INCOME FUND
                                                                           -------------  --------------------------------------
                                                                           INSTITUTIONAL        CLASS A          CLASS B
                                                                           -------------  --------------------------------------
                                                                              11/30/01*   11/1/01  9/10/01**  11/1/01  9/10/01**
                                                                              THROUGH     THROUGH  THROUGH    THROUGH  THROUGH
                                                                              4/30/02     4/30/02  10/31/01   4/30/02  10/31/01
                                                                           -------------  -------  ---------  -------  ---------
Per share operating performance:
Net asset value, beginning of period                                          $10.00       $8.91     $9.13     $8.91     $9.13
                                                                              ------       -----     -----     -----     -----
 Income from investment operations:
 Net investment income                                                          0.10        0.36      0.09^     0.23      0.08^
 Net gains or losses on securities (both realized and unrealized)               0.01       (0.06)    (0.22)    (0.14)    (0.22)
                                                                              ------       -----     -----     -----     -----
 Total from investment operations                                               0.11        0.30     (0.13)     0.09     (0.14)
                                                                              ------       -----     -----     -----     -----
Less distributions:
 Dividends from net investment income                                           0.10        0.34      0.09      0.21      0.08
                                                                              ------       -----     -----     -----     -----
 Net asset value, end of period                                               $10.01       $8.87     $8.91     $8.79     $8.91
                                                                              ======       =====     =====     =====     =====
 Total Return (1)                                                               1.07%(b)   3.44%(b)  (2.30%)(b) 0.99%(b) (2.41%)(b)
Ratios/supplemental data:
 Net assets, end of period (millions)                                           $178        $--+       $--+      $--+      $--+
Ratios to average net assets:#
 Net expenses                                                                   0.20%      1.25%      1.25%     1.75%     1.75%
 Net investment income                                                          2.34%      7.96%      6.99%     5.91%     6.50%
 Expenses without waivers, reimbursements and earnings credits                  0.70%     11.34%     11.01%    11.92%    11.51%
 Net investment income without waivers, reimbursements and earnings
   credits                                                                      1.84%     (2.13%)    (2.77%)   (4.26%)   (3.26%)
Portfolio turnover rate                                                          111%        97%       107%       97%      107%

 *  Commencement of operations.

 ** Commencement of offering of class of shares.

 ^  Calculated based upon average shares outstanding.

(1) Total return figures do not include the effect of any front-end or deferred sales load.

 #  Short periods have been annualized.

 +  Amount rounds to less than one million.

(b) Not annualized.


                    See notes to financial statements.

                                                                   GLOBAL STRATEGIC INCOME FUND
                                 -------------------------------------------------------------------------------------------------
                                                    INSTITUTIONAL                                       SELECT @
                                 ---------------------------------------------------- --------------------------------------------
                                 11/1/01             YEAR ENDED              3/14/97* 11/1/01          YEAR ENDED        11/5/97**
                                 THROUGH ----------------------------------- THROUGH  THROUGH -------------------------- THROUGH
                                 4/30/02 10/31/01 10/31/00 10/31/99 10/31/98 10/31/97 4/30/02 10/31/01 10/31/00 10/31/99 10/31/98
                                 ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ---------
Per share operating performance:
Net asset value, beginning
  of period                       $8.95    $9.29    $9.35    $9.72   $10.16   $10.00    $8.95    $9.42   $9.47    $9.84  $10.28
                                  -----    -----    -----    -----   ------   ------    -----    -----   -----    -----  ------
Income from investment
 operations:
 Net investment income             0.30     0.69^    0.88     0.62     0.75     0.46     0.28     0.67^   0.87     0.60    0.70
 Net gains or losses on
   securities (both realized
   and unrealized)                (0.08)   (0.16)   (0.25)   (0.37)   (0.45)    0.15    (0.08)   (0.38)  (0.26)   (0.38)  (0.49)
                                  -----    -----    -----    -----   ------   ------    -----    -----   -----    -----  ------
   Total from investment
     operations                    0.22     0.53     0.63     0.25     0.30     0.61     0.20     0.29    0.61     0.22    0.21
                                  -----    -----    -----    -----   ------   ------    -----    -----   -----    -----  ------
Less distributions:
 Dividends from net investment
   income                          0.30     0.87     0.69     0.62     0.70     0.45     0.28     0.76    0.66     0.59    0.63
 Distributions from capital
   gains                             --       --       --       --     0.02       --       --       --      --       --    0.02
 Tax return of capital               --       --       --       --     0.02       --       --       --      --       --      --
                                  -----    -----    -----    -----   ------   ------    -----    -----   -----    -----  ------
   Total distributions             0.30     0.87     0.69     0.62     0.74     0.45     0.28     0.76    0.66     0.59    0.65
                                  -----    -----    -----    -----   ------   ------    -----    -----   -----    -----  ------
 Net asset value, end of period   $8.87    $8.95    $9.29    $9.35   $ 9.72   $10.16    $8.87    $8.95   $9.42    $9.47  $ 9.84
                                  =====    =====    =====    =====   ======   ======    =====    =====   =====    =====  ======
Total Return                       2.48%(b) 5.86%    6.93%    2.62%    2.91%    6.15%(b) 2.30%(b) 5.46%   6.57%    2.26%   1.97%(b)
Ratios/supplemental data:
 Net assets, end of period
   (millions)                       $140    $143     $163     $183     $224     $105       $4       $5      $7       $9     $10
Ratios to average net assets:#
 Net expenses                       0.65%   0.65%    0.65%    0.65%    0.65%    0.65%    1.00%    1.00%   1.00%    1.00%   1.00%
 Net investment income              6.76%   7.50%    7.36%    6.70%    6.59%    7.12%    6.40%    7.32%   7.05%    6.35%   6.24%
 Expenses without waivers,
   reimbursements and earnings
   credits                          0.98%   0.80%    0.80%    0.78%    0.83%    1.18%    1.48%    2.63%   2.50%    1.54%   1.89%
 Net investment income without
   waivers, reimbursements and
   earnings credits                  6.43%  7.35%    7.21%    5.29%    6.41%    6.59%    5.92%    5.69%   5.55%    5.81%   5.35%
Portfolio turnover rate ~              97%    107%    266%     318%     368%     212%      97%     107%    266%     318%    368%

 *  Commencement of operations.

 ** Commencement of offering of class of shares.

 #  Short periods have been annualized.

 ^  Calculated based upon average shares  outstanding.

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Global Strategic Income Portfolio, in which the Fund invested all of its investable assets.

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
    Note 2. Prior periods have been restated to reflect the split.

(b) Not annualized.

                    See notes to financial statements.

                                                                                   INTERMEDIATE BOND FUND
                                                  -----------------------------------------------------------------------------
                                                        CLASS A                                  SELECT
                                                  ------------------  ---------------------------------------------------------
                                                  11/1/01  2/16/01**  11/1/01                 YEAR ENDED               1/1/97*
                                                  THROUGH  THROUGH    THROUGH  --------------------------------------  THROUGH
                                                  4/30/02  10/31/01   4/30/02  10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
                                                  -------  ---------  -------  --------  --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period               $10.48    $10.03   $10.49    $ 9.66    $9.69     $10.36    $10.19    $10.09
                                                   ------    ------   ------    ------    -----     ------    ------    ------
Income from investment operations:
 Net investment income                               0.20      0.35     0.21      0.53     0.55       0.55      0.62      0.55
 Net gains or losses on securities (both
   realized and unrealized)                         (0.19)     0.45    (0.19)     0.83    (0.03)     (0.52)     0.17      0.10
                                                   ------    ------   ------    ------    -----     ------    ------    ------
   Total from investment operations                  0.01      0.80     0.02      1.36     0.52       0.03      0.79      0.65
                                                   ------    ------   ------    ------    -----     ------    ------    ------
Less distributions:
 Dividends from net investment income                0.20      0.35     0.21      0.53     0.55       0.55      0.62      0.55
 Distributions from capital gains                      --        --       --        --       --       0.15        --        --
                                                   ------    ------   ------    ------    -----     ------    ------    ------
   Total distributions                               0.20      0.35     0.21      0.53     0.55       0.70      0.62      0.55
                                                   ------    ------   ------    ------    -----     ------    ------    ------
Net asset value, end of period                     $10.29    $10.48   $10.30    $10.49    $9.66     $ 9.69    $10.36    $10.19
                                                   ======    ======   ======    ======    =====     ======    ======    ======
Total Return (1)                                     0.12%(b)  8.19%(b) 0.20%(b) 14.48%    5.61%      0.33%     7.98%     6.71%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)                  $5        $4     $519      $500     $387       $376      $353      $319
Ratios to average net assets:#
 Net expenses                                        0.90%     0.90%    0.75%     0.75%    0.70%      0.04%     0.04%     0.06%
 Net investment income                               3.88%     4.95%    4.09%     5.29%    5.78%      5.55%     6.16%     6.67%
 Expenses without waivers, reimbursements
   and earnings credits                              1.40%     1.43%    0.75%     0.77%    0.72%      0.50%     0.52%     0.54%
 Net investment income without waivers,
   reimbursements and earnings credits               3.38%     4.42%    4.09%     5.27%    5.76       5.09%     5.68%     6.19%
Portfolio turnover rate                               251%      238%     251%      238%     110%       123%      168%      193%

 *  Commencement of operations.

 ** Commencement of offering of class of shares.

(1) Total return figures do not include the effect of any front-end sales load.

 #  Short periods have been annualized.

(b) Not annualized.

                    See notes to financial statements.

                                                                               SHORT TERM BOND FUND
                                                  -----------------------------------------------------------------------------
                                                       CLASS A                               INSTITUTIONAL
                                                  ------------------  ---------------------------------------------------------
                                                  11/1/01  9/10/01**  11/1/01                    YEAR ENDED
                                                  THROUGH  THROUGH    THROUGH  ------------------------------------------------
                                                  4/30/02  10/31/01   4/30/02  10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
                                                  -------  ---------  -------  --------  --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period               $10.01    $ 9.87    $10.03    $ 9.58    $9.67    $9.96     $9.84     $9.85
                                                   ------    ------    ------    ------    -----    -----     -----     -----
Income from investment operations:
 Net investment income                               0.16      0.05^     0.18      0.54^    0.60     0.58      0.59      0.61
 Net gains or losses on securities (both
   realized and unrealized)                         (0.07)     0.15     (0.07)     0.46    (0.08)   (0.29)     0.12     (0.01)
                                                   ------    ------    ------    ------    -----    -----     -----     -----
   Total from investment operations                  0.09      0.20      0.11      1.00     0.52     0.29      0.71      0.60
                                                   ------    ------    ------    ------    -----    -----     -----     -----
Less distributions:
 Dividends from net investment income                0.16      0.06      0.18      0.55     0.61     0.54      0.59      0.61
 Distributions from capital gains                    0.04        --      0.04        --       --     0.04        --        --
                                                   ------    ------    ------    ------    -----    -----     -----     -----
   Total distributions                               0.20      0.06      0.22      0.55     0.61     0.58      0.59      0.61
                                                   ------    ------    ------    ------    -----    -----     -----     -----
Net asset value, end of period                     $ 9.90    $10.01    $ 9.92    $10.03    $9.58    $9.67     $9.96     $9.84
                                                   ======    ======    ======    ======    =====    =====     =====     =====
Total Return (1)                                     0.89%(b)  2.01%(b)  1.11%(b) 10.70%    5.49%    3.03%     7.40%     6.24%
Ratios/supplemental data:
 Net assets, end of period (millions)                  $8        $2      $614      $697     $415     $354      $233       $27
Ratios to average net assets:#
 Net expenses                                        0.75%     0.75%     0.30%     0.30%    0.30%    0.29%     0.25%     0.25%
 Net investment income                               3.22%     3.62%     3.73%     5.52%    6.30%    5.51%     5.84%     6.19%
 Expenses without waivers, reimbursements
   and earnings credits                              1.67%    10.76%     0.55%     0.48%    0.47%    0.51%     0.62%     0.96%
 Net investment income without waivers,
   reimbursements and earnings credits               2.30%    (6.39%)    3.48%     5.34%    6.13%    5.29%     5.47%     5.48%
Portfolio turnover rate ~                             134%      160%      134%      160%     271%     398%      381%      219%

 ** Commencement of offering of class of shares.

(1) Total return figures do not include the effect of any front-end sales load.

 #  Short periods have been annualized.

 ^  Calculated based upon average shares outstanding.

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

(b) Not annualized.

                    See notes to financial statements.

                                                                    SHORT TERM BOND FUND
                                                  ---------------------------------------------------------
                                                                         SELECT @
                                                  ---------------------------------------------------------
                                                  11/1/01                     YEAR ENDED
                                                  THROUGH  ------------------------------------------------
                                                  4/30/02  10/31/01  10/31/00  10/31/99  10/31/98  10/31/97
                                                  -------  --------  --------  --------  --------  --------
Per share operating performance:
Net asset value, beginning of period               $10.03    $ 9.61   $9.70     $10.00   $ 9.87     $9.88
                                                   ------    ------   -----     ------   ------     -----
Income from investment operations:
 Net investment income                               0.17      0.51^   0.58       0.57     0.56      0.58
 Net gains or losses on securities (both
   realized and unrealized)                         (0.08)     0.46   (0.09)     (0.31)    0.13     (0.01)
                                                   ------    ------   -----     ------   ------     -----
   Total from investment operations                  0.09      0.97    0.49       0.26     0.69      0.57
                                                   ------    ------   -----     ------   ------     -----
Less distributions:
 Dividends from net investment income                0.17      0.55    0.58       0.51     0.56      0.58
 Distributions from capital gains                    0.04        --      --       0.05       --        --
                                                   ------    ------   -----     ------   ------     -----
   Total distributions                               0.21      0.55    0.58       0.56     0.56      0.58
                                                   ------    ------   -----     ------   ------     -----
Net asset value, end of period                     $ 9.91    $10.03   $9.61     $ 9.70   $10.00     $9.87
                                                   ======    ======   =====     ======   ======     =====
Total Return                                         0.87%(b) 10.39%   5.19%      2.70%    7.24%     5.98%
Ratios/supplemental data:
 Net assets, end of period (millions)                $107       $67     $38        $39      $31       $15
Ratios to average net assets:#
 Net expenses                                        0.60%     0.60%   0.60%      0.57%    0.50%     0.50%
 Net investment income                               3.40%     5.22%   6.00%      5.24%    5.66%     5.94%
 Expenses without waivers, reimbursements
   and earnings credits                              0.73%     0.82%   0.82%      0.80%    0.98%     1.38%
 Net investment income without waivers,
   reimbursements and earnings credits               3.27%     5.00%   5.78%      5.01%    5.18%     5.06%
Portfolio turnover rate ~                             134%      160%    271%       398%     381%      219%

 ^  Calculated based upon average shares outstanding.

 #  Short periods have been annualized.

 ~ Percentages prior to 9/10/01 reflect the portfolio turnover of The Short Term Bond Portfolio, in which the Fund invested all of its investable assets.

 @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization described in
    Note 2. Prior periods have been restated to reflect the split.

(b) Not annualized.

                    See notes to financial statements.

                                                                                       SHORT-TERM BOND FUND II
                                                                    --------------------------------------------------------------
                                                                                                 CLASS A
                                                                    --------------------------------------------------------------
                                                                    11/1/01                           YEAR ENDED
                                                                    THROUGH      -------------------------------------------------
                                                                    4/30/02       10/31/01   10/31/00  10/31/99  10/31/98 10/31/97
                                                                    --------     ----------  --------  --------  -------- --------
Per share operating performance:
Net asset value, beginning of period                                $  10.38     $     9.89  $   9.94  $  10.14  $  10.10 $  10.10
                                                                    --------     ----------  --------  --------  -------- --------
Income from investment operations:
 Net investment income                                                  0.13           0.43^     0.56      0.46      0.53     0.58
 Net gains or losses on securities (both realized and unrealized)      (0.05)          0.53     (0.05)    (0.20)     0.02       --
                                                                    --------     ----------  --------  --------  -------- --------
   Total from investment operations                                     0.08           0.96      0.51      0.26      0.55     0.58
                                                                    --------     ----------  --------  --------  -------- --------
Less distributions:
 Dividends from net investment income                                   0.14           0.47      0.56      0.46      0.51     0.58
 Distributions from capital gains                                       0.11             --        --        --        --       --
                                                                    --------     ----------  --------  --------  -------- --------
   Total distributions                                                  0.25           0.47      0.56      0.46      0.51     0.58
                                                                    --------     ----------  --------  --------  -------- --------
Net asset value, end of period                                      $  10.21     $    10.38  $   9.89  $   9.94  $  10.14 $  10.10
                                                                    ========     ==========  ========  ========  ======== ========
Total Return (1)                                                        0.84%(b)       9.95      5.27%     2.64%     5.58%    5.91%
Ratios/supplemental data:
 Net assets, end of period (millions)                               $     52     $       52  $     19  $     22  $     19 $     10
Ratios to average net assets:#
 Net expenses                                                           0.75%          0.75%     0.75%     0.75%     0.76%    0.75%
 Net investment income                                                  2.72%          4.25%     5.68%     4.58%     5.28%    5.76%
 Expenses without waivers, reimbursements and earnings credits          1.02%          1.15%     1.37%     1.37%     1.44%    1.31%
 Net investment income without waivers, reimbursements and
   earnings credits                                                     2.45%          3.85%     5.06%     3.96%     4.60%    5.20%
Portfolio turnover rate                                                  110%           315%      139%      302%      439%     471%

                                                                             SHORT-TERM BOND FUND II
                                                                    --------------------------------------
                                                                                    CLASS M
                                                                    --------------------------------------
                                                                    11/1/01         YEAR ENDED    7/1/99**
                                                                    THROUGH    ------------------  THROUGH
                                                                    4/30/02    10/31/01  10/31/00 10/31/99
                                                                    -------    --------  -------- --------
Per share operating performance:
Net asset value, beginning of period                                $ 10.37    $   9.89  $   9.94 $   9.98
                                                                    -------    --------  -------- --------
Income from investment operations:
 Net investment income                                                 0.14        0.35^     0.54     0.16
 Net gains or losses on securities (both realized and unrealized)     (0.07)       0.58     (0.05)   (0.04)
                                                                    -------    --------  -------- --------
   Total from investment operations                                    0.07        0.93      0.49     0.12
                                                                    -------    --------  -------- --------
Less distributions:
 Dividends from net investment income                                  0.13        0.45      0.54     0.16
 Distributions from capital gains                                      0.11          --        --       --
                                                                    -------    --------  -------- --------
   Total distributions                                                 0.24        0.45      0.54     0.16
                                                                    -------    --------  -------- --------
Net asset value, end of period                                      $ 10.20    $  10.37  $   9.89 $   9.94
                                                                    =======    ========  ======== ========
Total Return (1)                                                       0.72%(b)    9.63%     5.04%    1.26%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)                               $   926    $    689  $     13 $      3
Ratios to average net assets:#
 Net expenses                                                          1.00%       1.00%     0.99%    0.97%
 Net investment income                                                 2.55%       3.45%     5.51%    4.72%
 Expenses without waivers, reimbursements and earnings credits         1.04%       1.11%     1.73%    1.41%
 Net investment income without waivers, reimbursements and
   earnings credits                                                    2.51%       3.34%     4.77%    4.28%
Portfolio turnover rate                                                 110%        315%      139%     302%

**   Commencement of offering of class of shares
(1)  Total return figures do not include the effect of any front-end sales load.
#    Short periods have been annualized.
^    Calculated based upon average shares outstanding.
(b)  Not annualized.


                       See notes to financial statements.

                                                                                                     SHORT-TERM BOND FUND II
                                                                            -------------------------------------------------------
                                                                                                         SELECT
                                                                            -------------------------------------------------------
                                                                            11/1/01                       YEAR ENDED
                                                                            THROUGH    --------------------------------------------
                                                                            4/30/02    10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
                                                                            -------    -------- -------- -------- -------- --------
Per share operating performance:
Net asset value, beginning of period                                        $ 10.40    $   9.90 $   9.95 $  10.15 $  10.11 $  10.12
                                                                            -------    -------- -------- -------- -------- --------
Income from investment operations:

 Net investment income                                                         0.15        0.42^    0.59     0.49     0.57     0.62
 Net gains or losses on securities (both realized and unrealized)             (0.05)       0.57    (0.05)   (0.20)    0.02    (0.01)
                                                                            -------    -------- -------- -------- -------- --------
   Total from investment operations                                            0.10        0.99     0.54     0.29     0.59     0.61
                                                                            -------    -------- -------- -------- -------- --------
Less distributions:
 Dividends from net investment income                                          0.16        0.49     0.59     0.49     0.55     0.62
 Distributions from capital gains                                              0.11          --       --       --       --       --
                                                                            -------    -------- -------- -------- -------- --------
   Total distributions                                                         0.27        0.49     0.59     0.49     0.55     0.62
                                                                            -------    -------- -------- -------- -------- --------
Net asset value, end of period                                              $ 10.23    $  10.40 $   9.90 $   9.95 $  10.15 $  10.11
                                                                            =======    ======== ======== ======== ======== ========
Total Return                                                                   0.96%(b)   10.29     5.56%    2.97%    6.03%    6.23%
Ratios/supplemental data:
 Net assets, end of period (millions)                                       $   129    $    144 $     21 $     28 $     31 $     38
Ratios to average net assets:#
 Net expenses                                                                  0.50%       0.50%    0.45%    0.42%    0.42%    0.42%
 Net investment income                                                         3.01%       4.15%    5.99%    4.89%    5.68%    6.08%
 Expenses without waivers, reimbursements and earnings credits                 0.70%       0.77%    1.02%    1.02%    1.04%    0.93%
 Net investment income without waivers, reimbursements and earnings credits    2.81%       3.88%    5.42%    4.29%    5.06%    5.57%
Portfolio turnover rate                                                         110%        315%     139%     302%     439%     471%

^    Calculated based upon average shares outstanding
#    Short periods have been annualized.
(b)  Not annualized.

                       See notes to financial statements.

                                                                    STRATEGIC INCOME FUND
                                         ---------------------------------------------------------------------------
                                                      CLASS A                                CLASS B
                                         -------------------------------------  ------------------------------------
                                         11/1/01     YEAR ENDED      11/30/98*  11/1/01     YEAR ENDED      11/30/98*
                                         THROUGH  -----------------   THROUGH   THROUGH  -----------------   THROUGH
                                         4/30/02  10/31/01 10/31/00  10/31/99   4/30/02  10/31/01 10/31/00  10/31/99
                                         -------  -------- --------  ---------  -------  -------- --------  ---------
Per share operating performance:
Net asset value, beginning of period      $8.85     $9.05   $9.59    $10.00      $8.85      $9.05   $9.59   $10.00
                                          -----     -----   -----    ------      -----      -----   -----   ------
Income from investment operations:

 Net investment income                     0.25      0.62    0.78      0.72       0.22       0.57    0.74     0.71
 Net gains or losses on securities
   (both realized and unrealized)         (0.06)    (0.20)  (0.53)    (0.41)     (0.05)     (0.20)  (0.53)   (0.41)
                                          -----     -----   -----    ------      -----      -----   -----   ------
   Total from investment operations        0.19      0.42    0.25      0.31       0.17       0.37    0.21     0.30
                                          -----     -----   -----    ------      -----      -----   -----   ------
Less distributions:
 Dividends from net investment income      0.24      0.60    0.78      0.72       0.22       0.55    0.74     0.71
 Tax return of capital                       --      0.02    0.01        --         --       0.02    0.01       --
                                          -----     -----   -----    ------      -----      -----   -----   ------
   Total distributions                     0.24      0.62    0.79      0.72       0.22       0.57    0.75     0.71
                                          -----     -----   -----    ------      -----      -----   -----   ------
 Net asset value, end of period           $8.80     $8.85   $9.05    $ 9.59      $8.80      $8.85   $9.05   $ 9.59
                                          =====     =====   =====    ======      =====      =====   =====   ======
Total Return (1)                           2.13%(b)  4.73%   2.59%     3.23%(b)   1.90%(b)   4.20%   2.17%    3.13%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)        $3        $2      $2        $3         $8         $8      $8       $5
Ratios to average net assets: #
 Net expenses                              1.25%     1.25%   1.11%     0.15%      1.75%      1.75%   1.53%    0.17%
 Net investment income                     5.45%     6.81%   7.84%     8.38%      5.08%      6.35%   7.42%    8.40%
 Expenses without waivers,
   reimbursements and earnings credits     2.65%     2.75%   2.43%     3.59%      3.14%      3.25%   3.06%    3.98%
 Net investment income without waivers,
   reimbursements and earnings credits     4.05%     5.31%   6.52%     4.94%      3.69%      4.85%   5.89%    4.59%
Portfolio turnover rate                     132%      174%    113%      136%       132%       174%    113%     136%
-----------------------------------------------------------------------------------------------------------------------

                                                STRATEGIC INCOME FUND
                                         -----------------------------------
                                                      CLASS C
                                         -----------------------------------
                                         11/1/01     YEAR ENDED      11/30/98*
                                         THROUGH  -----------------   THROUGH
                                         4/30/02  10/31/01 10/31/00  10/31/99
                                         -------  -------- --------  -------
Per share operating performance:
Net asset value, beginning of period     $8.85     $9.05   $9.59     $10.00
                                         -----     -----   -----     ------
Income from investment operations:

 Net investment income                    0.21      0.57    0.74       0.71
 Net gains or losses on securities
   (both realized and unrealized)        (0.04)    (0.20)  (0.53)     (0.41)
                                         -----     -----   -----     ------
   Total from investment operations       0.17      0.37    0.21       0.30
                                         -----     -----   -----     ------
Less distributions:
 Dividends from net investment income     0.22      0.55    0.74       0.71
 Tax return of capital                      --      0.02    0.01         --
                                         -----     -----   -----     ------
   Total distributions                    0.22      0.57    0.75       0.71
                                         -----     -----   -----     ------
 Net asset value, end of period          $8.80     $8.85   $9.05     $ 9.59
                                         =====     =====   =====     ======
Total Return (1)                          1.92%(b)  4.21%   2.15%      3.12%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)       $2        $3      $2         $4
Ratios to average net assets: #
 Net expenses                             1.75%     1.75%   1.49%      0.17%
 Net investment income                    5.08%     6.33%   7.46%      8.40%
 Expenses without waivers,
   reimbursements and earnings credits    3.14%     3.25%   2.89%      3.98%
 Net investment income without waivers,
   reimbursements and earnings credits    3.69%     4.83%   6.06%      4.59%
Portfolio turnover rate                    132%      174%    113%       136%
----------------------------------------------------------------------------

 *   Commencement of operations.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 #   Short periods have been annualized.
 (b) Not annualized.

                       See notes to financial statements.

                                                                                                                U.S. HIGH YIELD
                                                                              STRATEGIC INCOME FUND                BOND FUND
                                                               ----------------------------------------------- ------------------
                                                                           CLASS M                   SELECT~    CLASS A  CLASS B
                                                               ------------------------------------- --------- --------- --------
                                                               11/1/01     YEAR ENDED     10/28/99** 11/30/98* 12/31/01* 12/31/01*
                                                               THROUGH  ----------------- THROUGH    THROUGH   THROUGH   THROUGH
                                                               4/30/02  10/31/01 10/31/00 10/31/99   10/31/99  4/30/02   4/30/02
                                                               -------  -------- -------- ---------- --------  -------   -------
Per share operating performance:
Net asset value, beginning of period                           $8.83     $9.03   $9.59    $9.64      $10.00    $15.00    $15.00
                                                               -----     -----   -----    -----      ------    ------    ------
Income from investment operations:

 Net investment income                                          0.23      0.60    0.75     0.07        0.72      0.35      0.33
 Net gains or losses on securities (both realized and
   unrealized)                                                 (0.05)    (0.20)  (0.55)   (0.05)      (0.41)    (0.33)    (0.33)
                                                               -----     -----   -----    -----      ------    ------    ------
   Total from investment operations                             0.18      0.40    0.20     0.02        0.31      0.02        --
                                                               -----     -----   -----    -----      ------    ------    ------
Less distributions:
 Dividends from net investment income                           0.23      0.58    0.75     0.07        0.72      0.35      0.33
 Tax return of capital                                            --      0.02    0.01       --          --       --         --
                                                               -----     -----   -----    -----      ------    ------    ------
   Total distributions                                          0.23      0.60    0.76     0.07        0.72      0.35      0.33
                                                               -----     -----   -----    -----      ------    ------    ------
Net asset value, end of period                                 $8.78     $8.83   $9.03    $9.59      $ 9.59    $14.67    $14.67
                                                               =====     =====   =====    =====      ======    ======    ======
Total Return(1)                                                 2.02%(b)  4.50%   2.10%    0.16%(b)    3.29%(b)  0.16%(b)  0.00%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)                             $9       $10     $16      $12           $1        $9        $1
Ratios to average net assets:#
 Net expenses                                                   1.45%     1.45%   1.43%    0.17%        0.24%     1.15%     1.65%
 Net investment income                                          5.31%     6.69%   7.52%    4.56%        8.07%     7.37%     6.87%
 Expenses without waivers, reimbursements and earnings credits  2.57%     2.55%   2.54%    3.73%        3.87%     2.48%     2.98%
 Net investment income without waivers, reimbursements and
   earnings credits                                             4.19%     5.59%   6.41%    1.00%        4.44%     6.04%     5.54%
Portfolio turnover rate                                          132%      174%    113%     136%         136%       58%       58%
---------------------------------------------------------------------------------------------------------------------------------

 *   Commencement of operations.
 **  Commencement of offering of class of shares.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 #   Short periods have been annualized.
 ~ All outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Select Shares for sale.
 (b) Not annualized.

                       See notes to financial statements.

                                                                                         U.S. TREASURY INCOME FUND
                                                                            -------------------------------------------------------
                                                                                                   CLASS A
                                                                            -------------------------------------------------------
                                                                            11/1/01                     YEAR ENDED
                                                                            THROUGH    --------------------------------------------
                                                                            4/30/02    10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
                                                                            --------   -------- -------- -------- -------- --------
Per share operating performance:

Net asset value, beginning of period                                        $11.77      $10.77   $10.67   $11.66   $11.26   $11.13
                                                                            ------      ------   ------   ------   ------   ------
Income from investment operations:

 Net investment income                                                        0.20        0.39     0.68     0.71     0.75     0.66
 Net gains or losses on securities (both realized and unrealized)            (0.46)       1.15     0.10    (0.99)    0.40     0.13
                                                                            ------      ------   ------   ------   ------   ------
   Total from investment operations                                          (0.26)       1.54     0.78    (0.28)    1.15     0.79
                                                                            ------      ------   ------   ------   ------   ------
Less distributions:
 Dividends from net investment income                                         0.22        0.54     0.68     0.71     0.75     0.66
Net asset value, end of period                                              $11.29      $11.77   $10.77   $10.67   $11.66   $11.26
                                                                            ======      ======   ======   ======   ======   ======
Total Return(1)                                                              (2.18%)(b)  14.72%   7.63%   (2.41%)  10.59%    7.35%
Ratios/supplemental data:
 Net assets, end of period (millions)                                          $41         $46      $41      $69      $63      $85
Ratios to average net assets:#
 Net expenses                                                                 0.75%       0.75%    0.75%    0.75%    0.79%    0.90%
 Net investment income                                                        3.93%       3.46%    6.45%    6.40%    6.53%    5.97%
 Expenses without waivers, reimbursements and earnings credits                1.34%       1.35%    1.30%    1.32%    1.30%    1.21%
 Net investment income without waivers, reimbursements and earnings credits   3.34%       2.86%    5.90%    5.83%    6.02%    5.66%
Portfolio turnover rate                                                        172%        134%      29%      59%      75%     179%
-----------------------------------------------------------------------------------------------------------------------------------

 (1) Total return figures do not include the effect of any front-end sales load.
 #   Short periods have been annualized.
 (b) Not annualized.

                       See notes to financial statements.

                                                                                            U.S. TREASURY INCOME FUND
                                                                            -------------------------------------------------------
                                                                                                     CLASS B
                                                                            -------------------------------------------------------
                                                                            11/1/01                    YEAR ENDED
                                                                            THROUGH    --------------------------------------------
                                                                            4/30/02    10/31/01 10/31/00 10/31/99 10/31/98 10/31/97
                                                                            -------    -------- -------- -------- -------- --------
Per share operating performance:
Net asset value, beginning of period                                        $11.75      $10.75   $10.67  $11.66    $11.25   $11.11
                                                                            ------      ------   ------  ------    ------   ------
Income from investment operations:
 Net investment income                                                        0.16        0.29     0.59    0.61      0.65     0.58
 Net gains or losses in securities (both realized and unrealized)            (0.46)       1.15     0.08   (0.99)     0.41     0.13
                                                                            ------      ------   ------  ------    ------   ------
   Total from investment operations                                          (0.30)       1.44     0.67   (0.38)     1.06     0.71
                                                                            ------      ------   ------  ------    ------   ------
Less distributions:
 Dividends from net investment income                                         0.17        0.44     0.59    0.61      0.65     0.57
                                                                            ------      ------   ------  ------    ------   ------
 Net asset value, end of period                                             $11.28      $11.75   $10.75  $10.67    $11.66   $11.25
                                                                            ======      ======   ======  ======    ======   ======
Total Return (1)                                                             (2.53%)(b)  13.74%    6.49%  (3.27%)    9.68%    6.56%
Ratios/supplemental data:
 Net assets, end of period (millions)                                          $18         $20      $16     $16       $14      $11
Ratios to average net assets:#
 Net expenses                                                                 1.64%       1.64%    1.64%   1.64%     1.64%    1.64%
 Net investment income                                                        3.05%       2.59%    5.56%   5.51%     5.69%    5.24%
 Expenses without waivers, reimbursements and earnings credits                1.84%       1.85%    1.80%   1.82%     1.79%    1.71%
 Net investment income without waivers, reimbursements and earnings credits   2.85%       2.38%    5.40%   5.33%     5.54%    5.17%
Portfolio turnover rate                                                        172%        134%      29%     59%       75%     179%
------------------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. TREASURY INCOME FUND
                                                                            -------------------------
                                                                                      SELECT
                                                                             -----------------------
                                                                              11/1/01      2/16/01**
                                                                              THROUGH       THROUGH
                                                                              4/30/02      10/31/01
                                                                              -------      --------
Per share operating performance:
Net asset value, beginning of period                                          $11.77       $11.10
                                                                              ------       ------
Income from investment operations:
 Net investment income                                                          0.23         0.37
 Net gains or losses in securities (both realized and unrealized)              (0.47)        0.66
                                                                              ------       ------
   Total from investment operations                                            (0.24)        1.03
                                                                              ------       ------
Less distributions:
 Dividends from net investment income                                           0.23         0.36
                                                                              ------       ------
 Net asset value, end of period                                               $11.30       $11.77
                                                                              ======       ======
Total Return (1)                                                               (2.00%)(b)    9.52%(b)
Ratios/supplemental data:
 Net assets, end of period (millions)                                            $75          $76
Ratios to average net assets:#
 Net expenses                                                                   0.55%        0.55%
 Net investment income                                                          4.13%        4.73%
 Expenses without waivers, reimbursements and earnings credits                  0.87%        0.98%
 Net investment income without waivers, reimbursements and earnings credits     3.81%        4.30%
Portfolio turnover rate                                                          172%         134%
---------------------------------------------------------------------------------------------------

 **  Commencement of offering of class of shares.
 (1) Total return figures do not include the effect of any deferred sales load.
 #   Short periods have been annualized.
 (b) Not annualized.

                       See notes to financial statements.

JPMorgan Funds

U.S. EQUITY FUNDS
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SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
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SPECIALTY FUNDS
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INTERNATIONAL EQUITY FUNDS
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INCOME FUNDS
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MONEY MARKET FUNDS
100% U.S. Treasury Securities
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

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank (Chase). Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



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                             393 Manley Street
                       West Bridgewater, MA 02379-1039


(C)J.P. Morgan Chase & Co., 2002  All Rights Reserved. June 2002

                                                                     SAN-INC-602